LINCOLN LIFE(TM)                     MULTI FUND(R)
                                     VARIABLE
                                     ANNUITY
                                     ANNUAL
                                     REPORT 1997

MULTI FUND(R) 1997 ANNUAL REPORT

INDEX


LINCOLN NATIONAL FUNDS                                       Page

   STATEMENT OF NET ASSETS

   Lincoln National Aggressive Growth Fund, Inc.              10
   -------------------------------------------------------------
   Lincoln National Bond Fund, Inc.                           11
   -------------------------------------------------------------
   Lincoln National Capital Appreciation Fund, Inc.           13
   -------------------------------------------------------------
   Lincoln National Equity-Income Fund, Inc.                  14
   -------------------------------------------------------------
   Lincoln National Global Asset Allocation Fund, Inc.        17
   -------------------------------------------------------------
   Lincoln National Growth and Income Fund, Inc.              28
   -------------------------------------------------------------
   Lincoln National International Fund, Inc.                  30
   -------------------------------------------------------------
   Lincoln National Managed Fund, Inc.                        32
   -------------------------------------------------------------
   Lincoln National Money Market Fund, Inc.                   36
   -------------------------------------------------------------
   Lincoln National Social Awareness Fund, Inc.               36
   -------------------------------------------------------------
   Lincoln National Special Opportunities Fund, Inc.          38
   -------------------------------------------------------------

   STATEMENT OF OPERATIONS                                    40
   -------------------------------------------------------------

   STATEMENT OF CHANGES IN NET ASSETS                         42
   -------------------------------------------------------------

   NOTES TO FINANCIAL STATEMENTS                              44
   -------------------------------------------------------------

   FINANCIAL HIGHLIGHTS                                       51
   -------------------------------------------------------------

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS          53
   -------------------------------------------------------------

LINCOLN LIFE(TM)


January 1998

Dear Multi Fund(R) contractowner:

This booklet contains the 1997 annual report of the Multi Fund(R) Variable Annuity's 14 underlying variable investment options. We are pleased to report that most of the options produced favorable returns for the period ending December 31, 1997.

The U.S. economy enjoyed its seventh year of expansion in 1997, propelling the American stock market to historic highs. The U.S. stock market suffered two brief corrections in 1997 - one as a result of the Federal Reserve Board modestly raising short-term interest rates in the spring, and the other as a result of financial problems in Asia. However, the fundamental strength of the U.S. economy allowed many domestic stocks to recover by year's end.

Increased productivity resulting from improvements in technology and organizational changes have helped American companies increase earnings. Despite vigorous U.S. economic growth, the Consumer Price Index rose 1.8% - the smallest increase since 1986.

Low U.S. inflation contributed to a strong domestic bond market. Low interest rates in the U.S. and abroad have boosted bond prices while yields have fallen. At year's end, the difference in U.S. Treasury Bonds' short-term and long-term interest rates, known as the yield curve, was the smallest in four years. Adding to U.S. Treasuries' attractiveness was Washington's apparent commitment to eliminate the Federal budget deficit.

Overseas, European equity and bond markets also performed relatively well, although returns for U.S. investors were reduced by the fact that the U.S. dollar rose sharply in value against European currencies. The Continent is generally benefiting from fiscal reform and private sector efforts to improve productivity. Asia was the world's investment weak spot in 1997. Markets along the Pacific Rim were negatively affected by a depressed financial sector, poor fiscal planning, unstable politics and currency devaluations.

We remain optimistic about the long-term prospects in the various financial markets, however we would caution that the types of returns received over the last couple of years cannot be expected every year. We believe our portfolio managers' disciplined approach will continue to prevail for those of you willing to maintain a long-term investment strategy. Commentaries from each of the portfolio managers begin on page 3 of this booklet.

The following table summarizes the performance results of the Multi Fund® Variable Annuity contract for 1997. These figures are slightly different from those appearing later in this report because the performance results are net of all charges, while those shown later in the report are before deduction of the contractual fees.


1997 YEAR-TO-DATE PERFORMANCE
DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------
EQUITY                                 BALANCED                                FIXED INCOME
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund        21.86%   Global Asset Allocation Fund  18.16%    Bond Fund                      8.15%
Capital Appreciation Fund     23.99    Managed Fund                  20.46     Money Market                   4.06
Equity-Income Fund            29.29
Growth and Income Fund        29.48
International Fund             4.94
Social Awareness Fund         36.06
Special Opportunities Fund    26.81


The following additional table is provided in accordance with the Securities and Exchange Commission regulations. It shows results as of the most recently completed calendar quarter after the deduction of all charges. The charges include surrender charges that apply to certain premature withdrawals from a contract. Most contractowners regard Multi Fund(R) as a long-term investment product, so they rarely contend with these surrender charges.


MULTI FUND(R)
SEC-REQUIRED QUARTERLY PERFORMANCE(1)
DECEMBER 31, 1997
                                                             TEN YEARS
                              ONE YEAR       FIVE YEARS     OR INCEPTION
                             12/31/96 TO     12/31/92 TO    12/31/87 TO
MULTI FUND(R)                 12/31/97        12/31/97        12/31/97
------------------------------------------------------------------------
Aggressive Growth               12.05%             N/A          11.57(2)%
Bond                            (0.55)           5.46%           7.83
Capital Appreciation            14.01              N/A          14.70(2)
Equity-Income                   18.89              N/A          18.55(2)
Global Asset Allocation          8.65            12.37          11.42(2)
Growth and Income               19.06            17.73          14.66
International                    3.51            10.65           6.18(2)
Managed                         10.77            12.02          11.26
Money Market                    (4.32)            2.51           4.44
Social Awareness                25.12            21.41          17.39(2)
Special Opportunities           16.61            16.11          15.14


We invite you to review the reports provided in this booklet and hope they help you develop a better understanding of your investment performance. Your sales representative will help answer any questions you may have, or you may contact a customer service representative at 800-4LINCOLN (800-454-6265). We appreciate your continued confidence in Lincoln Life and look forward to helping you meet your long-term financial goals.

Sincerely,

/s/ Jeffrey K. Dellinger

Jeffrey K. Dellinger
Vice President

1) In compliance with SEC guidelines, these results show the percent change for periodic contracts (on an annualized basis) for each of the required periods with dividends reinvested and include reduction of all recurring expenses (e.g., administrative fees) and non-recurring expenses (e.g., surrender charges -- periodic/years 1-5 = 8%, 6-10 = 4% and 11+years = 0%. Flexible premium/7-6-5-4-3-2-1 declining 1% annually.)

2) Indicates performance since inception.

Small-cap stocks and emerging company stocks may be subject to a higher degree of risk than more established companies' securities. The illiquidity of the small-cap market may adversely affect the value of these investments so that shares, when redeemed, may be worth more or less than their original cost.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not indicative of future results.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that the subaccount will maintain a stable $1.00 share price.

The risks associated with investing on a worldwide basis include differences in regulation of financial data and reporting, currency exchange differences, as well as economic and political systems which may be different from those in the United States.

Contracts with the elective Enhanced Guaranteed Minimum Death Benefit rider are subject to an additional fee, as a result, returns would have been lower.

This material must be preceded or accompanied by a prospectus for the Lincoln National Life Variable Annuity Account C. Read the prospectus carefully before you invest or send money.

AGGRESSIVE GROWTH FUND

MANAGED BY:       [LYNCH & MAYER LOGO]

  GROWTH OF $10,000 INVESTED 1/3/94 THROUGH 12/31/97

             RUSSELL 2000       AGGRESSIVE GROWTH FUND
          --------------------------------------------
                       ENDING                   ENDING
                      ACCOUNT                  ACCOUNT
YEAR      RETURN      BALANCE      RETURN      BALANCE
------------------------------------------------------
1994      -1.83%      $ 9,817      -9.37%      $ 9,063
1995      28.45%      $12,610      34.15%      $12,158
1996      16.54%      $14,696      17.02%      $14,227
1997      22.40%      $17,983      23.09%      $17,512


Average annualized return     Ended
on investments                12/31/97
--------------------------------------
One Year                      +23.09%
--------------------------------------
Lifetime                      +15.04%
(since 1/3/94)
--------------------------------------

The Aggressive Growth Fund returned 23.1% for the year ended Dec. 31, 1997 vs. its benchmark, the S&P Mid-Cap 400, of 32.3%

The shares of U.S.-based smaller and mid-sized companies outperformed larger-cap U.S. stocks indices in the third quarter of 1997 for the first time since 1994. However, this shift reversed in the fourth quarter, back in favor of large capitalization companies. For the year, the strongest stock picks came from investments made in the Consumer Staples, Consumer Cyclical, and Telecommunications sectors. The two areas that most detracted from performance in 1997 were the Technology and Health Care groups.

For 1998, we believe that the market remains vulnerable to a significant correction at any time. Our bullish stance on investing in mid-cap companies rests primarily upon their relatively attractive prices and higher earnings growth rates versus large-cap companies.

We sincerely thank you for your support in 1997 and we look forward to delivering strong performance in 1998.

Ed Petner          Kevin P. Ferguson


BOND FUND

MANAGED BY:       [LINCOLN INVESTMENT MANAGEMENT LOGO]

  GROWTH OF $10,000 INVESTED 1/1/88 THROUGH 12/31/97

            LEHMAN BROTHERS
         GOVERNMENT/CORPORATE
              BOND INDEX                BOND FUND
         ---------------------------------------------
                       ENDING                   ENDING
                      ACCOUNT                  ACCOUNT
YEAR      RETURN      BALANCE      RETURN      BALANCE
------------------------------------------------------
1988       7.58%      $10,758       7.93%      $10,793
1989      14.24%      $12,290      13.07%      $12,204
1990       8.27%      $13,306       6.64%      $13,014
1991      16.10%      $15,449      17.21%      $15,254
1992       7.58%      $16,620       7.84%      $16,450
1993      11.06%      $18,458      12.26%      $18,466
1994      -3.50%      $17,812      -4.18%      $17,694
1995      19.24%      $21,239      18.95%      $21,047
1996       2.91%      $21,857       2.31%      $21,534
1997       9.75%      $23,988       9.30%      $23,536


Average annualized return     Ended
on investments                12/31/97
--------------------------------------
One Year                      +9.30%
--------------------------------------
Five Year                     +7.43%
--------------------------------------
Ten Year                      +8.94%
--------------------------------------

The Bond Fund returned 9.30% for the year ended Dec. 31, 1997 vs. 9.8% for its index, the Lehman Brothers Government/Corporate Bond Index. The economy remained good throughout the year with Gross Domestic Product growth of 3.9%. Inflation was very low once again in spite of the good economic growth, surprising many market participants. The Consumer Price Index increased by only 1.8% - the lowest increase since 1986. The under-performance for the year was a result of the fourth quarter performance as the Fund's return of 3.04% lagged the index by 17 basis points. Corporate bonds widened in spread to U.S. Treasuries in the fourth quarter in sympathy with the Asian financial crisis. The spread widening caused significant under-performance of corporate bonds versus Treasuries in the fourth quarter. This affected the performance of the Fund, as we kept the portfolio over-weighted in corporate bonds versus the Index during the year. Corporate bonds under-performed a duration equivalent Treasury by 29 basis points in 1997. The weakness in corporate bonds followed five years of very good out-performance of corporate bonds versus Treasuries.

We think a recession in 1998 is a low probability, and accordingly, we think a significant credit scare is unlikely. After the expected first quarter supply and demand imbalance, we see corporate bonds out-performing Treasury securities slightly for the entire year. With this outlook, we plan to overweight corporate bonds again this year, with a bias for the larger Treasury allocations in the first quarter.

David C. Fischer


CAPITAL APPRECIATION FUND

Managed by:       [JANUS LOGO]

  GROWTH OF $10,000 INVESTED 1/3/94 THROUGH 12/31/97

                                  CAPITAL APPRECIATION
             S&P 500 INDEX                FUND
          --------------------------------------------
                       ENDING                   ENDING
                      ACCOUNT                  ACCOUNT
YEAR      RETURN      BALANCE      RETURN      BALANCE
------------------------------------------------------
1994       1.31%      $10,131       2.71%      $10,271
1995      37.52%      $13,932      28.69%      $13,218
1996      22.92%      $17,125      18.02%      $15,600
1997      33.35%      $22,837      25.29%      $19,545


Average annualized return     Ended
on investments                12/31/97
--------------------------------------
One Year                      +25.29%
--------------------------------------
Lifetime                      +18.24%
(since 1/3/94)
--------------------------------------

The Capital Appreciation Fund returned 25.3% for the year ended December 31, 1997 versus its benchmark, the S&P 500 of 33.4%.

Domestic equities moved through two very different investment periods over the past twelve months. As the year began, the mega-caps of the S&P 500 emerged as the driving force behind the Index's early gains, and we were underweighted in these market favorites. Instead, we stayed true to our investment discipline favoring companies with strong earnings prospects. The market came to appreciate the tremendous earnings potential that a variety of the holdings possess.

Early in the period, the Fund held substantial positions in banking and financial services stocks. More recently, though, we either trimmed or sold these positions as interest rates moved lower and it became more difficult to grow interest income. Pharmaceutical stocks performed well over the period. We increased the Fund's technology weighting as October's market correction offered an opportune time to take advantage of the markets volatility.

As we enter 1998, the Fund owns high-quality growth stocks of top-notch companies with dominant or niche market franchises. We believe that superior earnings growth will become the focal point for investors, and companies that can provide consistently superior earnings will once again be rewarded.

James P. Craig


EQUITY-INCOME FUND

MANAGED BY:       [FIDELITY INVESTMENTS LOGO]

  GROWTH OF $10,000 INVESTED 1/3/94 THROUGH 12/31/97

             S&P 500 INDEX         EQUITY-INCOME FUND
          --------------------------------------------
                       ENDING                   ENDING
                      ACCOUNT                  ACCOUNT
YEAR      RETURN      BALANCE      RETURN      BALANCE
------------------------------------------------------
1994       1.31%      $10,131       5.65%      $10,565
1995      37.52%      $13,932      34.74%      $14,235
1996      22.92%      $17,125      19.81%      $17,055
1997      33.35%      $22,837      30.67%      $22,286


Average annualized return     Ended
on investments                12/31/97
--------------------------------------
One Year                      +30.67%
--------------------------------------
Lifetime                      +22.18%
(since 1/3/94)
--------------------------------------

The Equity-Income Fund returned 30.7% for the year ended December 31, 1997 versus its benchmark, the S&P 500, which gained a very strong 33.4%.

Stock selection and underexposure to capital goods including technology was a significant contributor to performance. An overweight in financial stocks along with limited impact by Asian developments contributed to the portfolio. Certain consumer non-durables, such as Philip Morris, Schering-Plough and Bristol-Myers Squibb were among top contributors to performance.

A variety of economically sensitive positions underperformed in the wake of the Asian crisis. A strong dollar made U.S. goods and services less competitive. Commodity-oriented steel, aluminum and precious metals stocks weakened. Following good performance in the first nine months of the year, energy positions hurt the portfolio. An underweighting in public utilities detracted from performance.

We continue to monitor positions to determine the impact of unfolding global developments.

Stephen R. Petersen


GLOBAL ASSET ALLOCATION FUND

MANAGED BY:       [PUTNAM INVESTMENTS LOGO]

               GROWTH OF $10,000 INVESTED 1/1/88 THROUGH 12/31/97

            LEHMAN BROTHERS
         GOVERNMENT/CORPORATE                                                           GLOBAL ASSET
              BOND INDEX              S&P 500 INDEX                EAFE                ALLOCATION FUND
         -----------------------------------------------------------------------------------------------
                       ENDING                   ENDING                   ENDING                   ENDING
                      ACCOUNT                  ACCOUNT                  ACCOUNT                  ACCOUNT
YEAR      RETURN      BALANCE      RETURN      BALANCE      RETURN      BALANCE      RETURN      BALANCE
--------------------------------------------------------------------------------------------------------
1988       7.58%      $10,758      16.61%      $11,661      28.30%      $12,830      10.87%      $11,087
1989      14.24%      $12,290      31.68%      $15,355      10.54%      $14,182      17.91%      $13,073
1990       8.27%      $13,306      -3.12%      $14,876     -23.40%      $10,864       0.92%      $13,193
1991      16.10%      $15,449      30.48%      $19,410      12.12%      $12,180      18.43%      $15,624
1992       7.58%      $16,620       7.62%      $20,889     -12.17%      $10,698       6.43%      $16,629
1993      11.06%      $18,458      10.07%      $22,993      32.57%      $14,182      17.28%      $19,503
1994      -3.50%      $17,812       1.31%      $23,294       7.77%      $15,284      -1.82%      $19,148
1995      19.24%      $21,239      37.52%      $32,034      11.22%      $16,999      23.95%      $23,733
1996       2.91%      $21,857      22.92%      $39,376       6.05%      $18,028      15.04%      $27,303
1997       9.75%      $23,988      33.35%      $52,508       1.78%      $18,348      19.47%      $32,619


Average annualized return     Ended
on investments                12/31/97
--------------------------------------
One Year                      +19.47%
--------------------------------------
Five Year                     +14.42%
--------------------------------------
Ten Year                      +12.55%
--------------------------------------

The Global Asset Allocation Fund returned 19.5% for the year ended December 31, 1997 versus its customized benchmark (50% S&P 500; 20% LB Aggregate Bond; 15% EAFE, 10% Solomon World Government; 5% 90 Day T-Bill) of 20.0%.

We manage the Fund in a broadly diversified portfolio of domestic and foreign stocks, bonds, and cash seeking to enhance returns through security selection and by shifting Fund assets to favor strong-performing markets and avoid underperforming asset classes. We took advantage of the global capital market environment in 1997 by weighting the portfolio in favor of global stock markets, particularly the U.S. We also reduced the portfolios exposure to global fixed income and maintained exposure to high yield bonds. These shifts boosted performance throughout the year.

As 1998 begins, we continue to expect strong equity market performance. We remai n overweight in U.S. stocks, particularly small-caps. The belief is the Asian crisis will be effectively managed and that corporate profits will respond to the strength of western economies, not the weakness of eastern economies. With inflation pressures easing, the U.S. bond market remains optimistic. International equity markets offer mixed opportunities. We will continue to monitor closely economic and market developments both at home and abroad, and manage the portfolio in a prudent and broadly diversified fashion.

William Landes, Ph.D


GROWTH AND INCOME FUND

MANAGED BY:       [VANTAGE GLOBAL ADVISORS LOGO]

  GROWTH OF $10,000 INVESTED 1/1/88 THROUGH 12/31/97

                                   GROWTH AND INCOME
            S&P 500 INDEX                 FUND
         --------------------------------------------
                      ENDING                   ENDING
                     ACCOUNT                  ACCOUNT
YEAR     RETURN      BALANCE      RETURN      BALANCE
-----------------------------------------------------
1988     16.61%      $11,661       8.18%      $10,818
1989     31.68%      $15,355      20.75%      $13,063
1990     -3.12%      $14,876       0.95%      $13,187
1991     30.48%      $19,410      30.61%      $17,223
1992      7.62%      $20,889       1.84%      $17,540
1993     10.07%      $22,993      13.12%      $19,842
1994      1.31%      $23,294       1.32%      $20,103
1995     37.52%      $32,034      38.81%      $27,906
1996     22.92%      $39,376      18.76%      $33,141
1997     33.35%      $52,508      30.93%      $43,391


Average annualized return     Ended
on investments                12/31/97
--------------------------------------
One Year                      +30.93%
--------------------------------------
Five Year                     +19.86%
--------------------------------------
Ten Year                      +15.81%
--------------------------------------

The Growth and Income Fund returned 30.9% for the year ended December 31, 1997 versus its benchmark the S&P 500 of 33.4%. The 15 largest stocks in the S&P 500 returned over 41% for the year.

The Fund provided investors with healthy returns for 1997. The Fund is diversified across industries and securities, it minimizes individual industry and security risk. The focus on attractively priced companies steered the portfolio clear of some companies that fell significantly.

During 1998, the market will be particularly sensitive to earnings reports of those higher priced large cap stocks. The Fund steers away from overvalued companies, investing instead in companies well positioned to steadily move through the uncertain markets ahead.

T. Scott Wittman

INTERNATIONAL FUND

MANAGED BY:       [CLAY FINLAY INC. LOGO]

  GROWTH OF $10,000 INVESTED 5/1/91 THROUGH 12/31/97

                                     INTERNATIONAL
                EAFE                      FUND
         --------------------------------------------
                      ENDING                   ENDING
                     ACCOUNT                  ACCOUNT
YEAR     RETURN      BALANCE      RETURN      BALANCE
-----------------------------------------------------
1991      3.34%      $10,334      -0.36%      $ 9,964
1992    -12.17%      $ 9,076      -7.93%      $ 9,174
1993     32.57%      $12,033      38.90%      $12,742
1994      7.77%      $12,967       3.28%      $13,160
1995     11.22%      $14,422       8.89%      $14,330
1996      6.05%      $15,295       9.52%      $15,695
1997      1.78%      $15,567       6.00%      $16,636


Average annualized return     Ended
on investments                12/31/97
--------------------------------------
One Year                      + 6.00%
--------------------------------------
Five Year                     +12.64%
--------------------------------------
Lifetime                      + 7.93%
(since 5/1/91)
--------------------------------------

The International Fund returned 6.0% for the year ended December 31, 1997 versus 2.1%, the MSCI EAFE Index during a roller coaster year. The serious currency crisis that began in the "ASEAN" markets during the later part of the year brought markets down dramatically and had a contagious impact across the globe.

Over the year, Japan was a positive contributor with stock selection discipline performing exceptionally well. Investments in quality growth companies selling at attractive prices performed well despite adverse market conditions. Performance in Europe was mixed for 1997, while the portfolio benefited from good stock selection in the Nordic Countries. Exposure was reduced in the other pacific regions as the markets in the region were hit. The Fund had limited exposure to Malaysia which was hardest hit by the crisis. Exposure to the emerging markets was positive to overall results.

In Japan strong stock selection is expected to protect the portfolio in 1998. Investments will continue to be sold in the other pacific region and holdings added in the emerging markets.

Francis Finlay


MANAGED FUND

MANAGED BY:       [LINCOLN INVESTMENT MANAGEMENT LOGO]

              GROWTH OF $10,000 INVESTED 1/1/88 THROUGH 12/31/97

            LEHMAN BROTHERS
         GOVERNMENT/CORPORATE
              BOND INDEX              S&P 500 INDEX            MANAGED FUND
         ----------------------------------------------------------------------
                       ENDING                   ENDING                   ENDING
                      ACCOUNT                  ACCOUNT                  ACCOUNT
YEAR      RETURN      BALANCE      RETURN      BALANCE      RETURN      BALANCE
-------------------------------------------------------------------------------
1988       7.58%      $10,758      16.61%      $11,661       9.00%      $10,900
1989      14.24%      $12,290      31.68%      $15,355      16.97%      $12,750
1990       8.27%      $13,306      -3.12%      $14,876       3.50%      $13,196
1991      16.10%      $15,449      30.48%      $19,410      21.66%      $16,054
1992       7.58%      $16,620       7.62%      $20,889       3.66%      $16,642
1993      11.06%      $18,458      10.07%      $22,993      11.53%      $18,561
1994      -3.50%      $17,812       1.31%      $23,294      -1.84%      $18,219
1995      19.24%      $21,239      37.52%      $32,034      29.29%      $23,555
1996       2.91%      $21,857      22.92%      $39,376      12.05%      $26,394
1997       9.75%      $23,988      33.35%      $52,508      21.82%      $32,153


Average annualized return     Ended
on investments                12/31/97
--------------------------------------
One Year                      +21.82%
--------------------------------------
Five Year                     +14.08%
--------------------------------------
Ten Year                      +12.39%
--------------------------------------

The Managed Fund returned 21.8% for the year ended December 31, 1997 versus 20.2% for its customized benchmark (50% S&P 500 / 45% Lehman Brothers Government/Corporate Bond / 5% 90 Day Treasury Bills). 1997 will go down as a year worth remembering. The stock market continued its amazing bull run even though it closed the year off its highs by about 5 percent. The bond market rallied strongly in the second half of the year. The U.S. financial markets overall provided excellent returns. Inflation finished the year at +1.8%, the lowest rate of inflation since 1986.

The asset allocation as of December 31, 1997 was 56.4% equities, 38.6% fixed-income, and 5.0% cash. The Fund's performance is related to two basic components: the stock/bond/cash split and the style breakdown within the equity holdings by large-cap versus small-cap. The equity component is targeted to be approximately 85% large-cap and 15% small-cap.

Heading into 1998, the mantra of predicting equity returns at or slightly below the long-term historical trend, again seems to be the most plausible forecast. We still face a number of potential negatives for the coming quarter, most heavily influenced by the currency and financial crisis in Asia and the potential negative ramifications of earnings that don't support current valuations. It still appears too early to suggest that a bear market or recession is in the winds, and thus equity holdings will remain relatively high. We will be looking to take a more defensive bias in the coming quarter. While equities will be reduced, we don't anticipate that they will fall out of the 50 - 55% range.

Jay Yentis


SOCIAL AWARENESS FUND

MANAGED BY:       [VANTAGE GLOBAL ADVISORS LOGO]

  GROWTH OF $10,000 INVESTED 5/2/88 THROUGH 12/31/97

                                   SOCIAL AWARENESS
            S&P 500 INDEX                FUND
         --------------------------------------------
                      ENDING                   ENDING
                     ACCOUNT                  ACCOUNT
YEAR     RETURN      BALANCE      RETURN      BALANCE
-----------------------------------------------------
1988      9.11%      $10,911       4.89%      $10,489
1989     31.68%      $14,368      31.18%      $13,759
1990     -3.12%      $13,919      -4.30%      $13,168
1991     30.48%      $18,162      37.22%      $18,069
1992      7.62%      $19,546       3.60%      $18,719
1993     10.07%      $21,514      13.56%      $21,258
1994      1.31%      $21,796       0.19%      $21,298
1995     37.52%      $29,974      42.83%      $30,420
1996     22.92%      $36,844      28.94%      $39,224
1997     33.35%      $49,131      37.53%      $53,944


Average annualized return     Ended
on investments                12/31/97
--------------------------------------
One Year                      +37.53%
--------------------------------------
Five Year                     +23.58%
--------------------------------------
Lifetime                      +19.03%
(since 5/2/88)
--------------------------------------

The Social Awareness Fund returned 37.5% for the year ended December 31, 1997 versus its benchmark the S&P 500 of 33.4%. The performance has clearly been outstanding, outperforming both the competition and the market.

In addition to a positive economic environment, there are two market trends that should benefit the Fund over the coming year. First, there is increasing investment in socially responsible companies, as more investors decide to reflect their values in their investments. Second, the socially responsible companies in which the Fund invests are much more attractively priced than some of the larger companies that violate the Fund's social criteria. Over the long term, stocks that are better values tend to outperform.

The current economic environment of steady growth and low inflation should bode well for stock market returns and the Fund.

T. Scott Wittman

SPECIAL OPPORTUNITIES FUND

MANAGED BY:       [VANTAGE GLOBAL ADVISORS LOGO]

  GROWTH OF $10,000 INVESTED 1/1/88 THROUGH 12/31/97

              S&P MIDCAP               SPECIAL
              400 INDEX           OPPORTUNITIES FUND
         --------------------------------------------
                      ENDING                   ENDING
                     ACCOUNT                  ACCOUNT
YEAR     RETURN      BALANCE      RETURN      BALANCE
-----------------------------------------------------
1988     20.86%      $12,086       3.88%      $10,388
1989     35.53%      $16,380      32.90%      $13,806
1990     -5.16%      $15,535      -7.42%      $12,781
1991     50.08%      $23,315      42.83%      $18,255
1992     11.90%      $26,089       7.28%      $19,584
1993     13.94%      $29,726      18.42%      $23,192
1994     -3.61%      $28,653      -1.00%      $22,960
1995     30.91%      $37,510      31.86%      $30,275
1996     19.20%      $44,712      16.51%      $35,274
1997     32.25%      $59,131      28.15%      $45,203


Average annualized return     Ended
on investments                12/31/97
--------------------------------------
One Year                      +28.15%
--------------------------------------
Five Year                     +18.21%
--------------------------------------
Ten Year                      +16.28%
--------------------------------------

The Special Opportunities Fund returned 28.2% for the year ended December 31, 1997 versus its benchmark the S&P Mid-Cap 400 Index of 32.3%. The Fund has provided solid returns versus peer funds in its category. The Fund provides consistent returns while controlling risk and should provide stability in an uncertain market.

The very largest companies have outperformed the rest of the market over the past year. As a result, some of those companies are overpriced - investors are paying more for what they are getting. Over the long term, undervalued stocks should outperform. In 1998, we see a possible shift from large high priced stocks to smaller stocks with attractive prices. The market for 1998 should reward precisely the type of companies in which the Fund invests.

T. Scott Wittman

AGGRESSIVE GROWTH FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                   Number     Market
COMMON STOCKS:                   of Shares    Value
------------------------------------------------------
AUTOMOBILES & AUTO PARTS: 2.0%
------------------------------------------------------
Tower Automotive*                159,000   $ 6,687,938
------------------------------------------------------

BANKING, FINANCE & INSURANCE: 5.1%
------------------------------------------------------
ReliaStar Financial*             145,200     5,980,425
Unum                              96,400     5,241,750
Washington Mutual                 99,800     6,365,369
------------------------------------------------------
                                            17,587,544
BUILDINGS & MATERIALS: 0.8%
------------------------------------------------------
J. Ray McDermott,S.A.*            60,100     2,584,300
------------------------------------------------------

CABLE, MEDIA & PUBLISHING: 9.2%
------------------------------------------------------
Chancellor Media-A*              130,300     9,727,709
HSN*                             142,800     7,363,125
Jacor Communications*            155,700     8,281,294
Sinclair Broadcasting Group*     129,800     6,011,363
------------------------------------------------------
                                            31,383,491
CHEMICALS: 2.6%
------------------------------------------------------
Crompton & Knowles               303,800     8,050,700
W.R. Grace & Company*              8,900       715,894
------------------------------------------------------
                                             8,766,594
COMPUTERS & TECHNOLOGY: 8.0%
------------------------------------------------------
Adaptec*                         140,700     5,232,281
Autodesk                         156,400     5,767,250
Filenet*                          61,600     1,859,550
Hyperion Software*               119,900     4,316,400
Network Associates Inc.*          81,000     4,275,281
Scientific-Atlanta               118,900     1,991,575
Sterling Commerce*               104,000     3,997,500
------------------------------------------------------
                                            27,439,837
ELECTRONICS & ELECTRICAL: 3.3%
------------------------------------------------------
Altera*                           53,600     1,777,175
Etec Systems*                     92,700     4,304,756
General Cable Corp.              148,400     5,370,225
------------------------------------------------------
                                            11,452,156
ENERGY: 7.8%
------------------------------------------------------
BJ Services*                     124,900     8,984,994
Diamond Offshore Drilling         53,516     2,575,458
Forcenergy*                       90,400     2,367,350
Nabors Industries*               158,300     4,976,556
Ocean Energy*                     69,600     3,432,150
Sun                               41,500     1,745,594
United Meridian*                  91,000     2,559,375
------------------------------------------------------
                                            26,641,477
ENVIRONMENTAL SERVICES: 0.8%
------------------------------------------------------
Perkin-Elmer                      40,200     2,856,713
------------------------------------------------------

FARMING & AGRICULTURE: 1.0%
------------------------------------------------------
Delta and Pine Land              109,600     3,342,800
------------------------------------------------------

FOOD, BEVERAGE & TOBACCO: 6.8%
------------------------------------------------------
CKE Restaurants                   89,800     3,782,825
Flowers Industries               327,750     6,739,359
International Home Foods*         74,300     2,080,400
Interstate Bakeries              186,400     6,966,700
ShowBiz Pizza Time*              159,100     3,679,188
------------------------------------------------------
                                            23,248,472

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
HEALTHCARE & PHARMACEUTICALS: 1.8%
------------------------------------------------------
Biochem Pharma*                  232,800   $ 4,859,700
Centocor*                         44,000     1,468,500
------------------------------------------------------
                                             6,328,200
INDUSTRIAL MACHINERY: 6.4%
------------------------------------------------------
Falcon Drilling*                 201,900     7,079,119
Kennametal*                       65,900     3,414,444
McDermott International          309,000    11,317,125
------------------------------------------------------
                                            21,810,688
LEISURE, LODGING & ENTERTAINMENT: 0.9%
------------------------------------------------------
International Game Technology    119,800     3,024,950
------------------------------------------------------

METALS & MINING: 3.0%
------------------------------------------------------
Outdoor Systems*                 264,150    10,136,756
------------------------------------------------------

MISCELLANEOUS: 1.0%
------------------------------------------------------
CoreStaff*                       133,600     3,557,100
------------------------------------------------------

PACKAGING & CONTAINERS: 1.6%
------------------------------------------------------
Sealed Air*                       90,000     5,557,500
------------------------------------------------------

PAPER & FOREST PRODUCTS: 2.0%
------------------------------------------------------
Fort James                       183,100     7,003,575
------------------------------------------------------

RETAIL: 13.9%
------------------------------------------------------
Corporate Express*               260,350     3,360,142
Dollar Thrifty Automotive*       177,200     3,632,600
Family Dollar Stores             316,800     9,286,200
Meyer (Fred) Inc.*               213,600     7,769,700
Pier 1 Imports                   378,000     8,552,250
Stage Stores*                     96,600     3,616,463
Tandy                            117,600     4,534,950
Zale*                            306,300     7,044,900
------------------------------------------------------
                                            47,797,205
TELECOMMUNICATIONS: 6.0%
------------------------------------------------------
ECI Telecommunications           244,900     6,260,256
Electric Lightwave Inc.*          89,000     1,329,438
Mobile Telecomm Technologies*    122,600     2,712,525
QUALCOMM*                         70,800     3,577,612
Teleport Communications Group*   123,900     6,806,756
------------------------------------------------------
                                            20,686,587
TEXTILES, APPAREL & FURNITURE: 4.0%
------------------------------------------------------
Jones Apparel Group*             151,500     6,514,500
Lear*                            147,900     7,025,250
------------------------------------------------------
                                            13,539,750
TRANSPORTATION & SHIPPING: 1.1%
------------------------------------------------------
C.H. Robinson Worldwide          100,000     2,256,250
CNF Transportation*               42,600     1,634,775
------------------------------------------------------
                                             3,891,025
COMMON STOCK: 89.1%
(Cost $250,430,109)                        305,324,658
------------------------------------------------------

                                 Maturity
                                  Amount
------------------------------------------------------
REPURCHASE AGREEMENT:
State Street Bank & Trust Co.
Repurchase Agreement, dated
12/31/97, 5.20%, maturing
1/2/98, collateralized by
U.S.Treasury Notes, 5.50%,
11/15/98                     $41,468,000    41,468,000
------------------------------------------------------

TOTAL REPURCHASE AGREEMENT: 12.1%
(Cost $41,468,000)                          41,468,000
------------------------------------------------------

TOTAL INVESTMENTS: 101.2%
(Cost $291,898,109)                        346,792,658
------------------------------------------------------

Other Assets Under Liabilities: (1.2)%      (4,029,958)
------------------------------------------------------

                                              Market
                                              Value
------------------------------------------------------
NET ASSETS: 100.0%
(Equivalent to $16.385 per
share based on 20,918,781
shares issued and
outstanding)                              $342,762,700
======================================================

BOND FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                   Par        Market
LONG-TERM DEBT INVESTMENTS:       Amount      Value
------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS: 35.7%
------------------------------------------------------
Federal Home Loan Mortgage
  7.60%, 7/25/05             $   466,146   $   467,088
  6.39%, 10/15/06              2,000,000     2,015,625
  3.50%, 12/15/21              2,000,000     1,685,724
FHLMC
  7.30%, 12/1/12               2,950,456     3,016,841
FNMA
  6.35%, 8/24/00               4,000,000     4,006,080
  6.80%, 8/1/05                  928,450       937,444
  7.18%, 10/1/05               2,551,603     2,627,352
  6.66%, 11/1/05                 980,844       986,975
  6.66%, 12/1/05               1,961,768     1,974,642
  7.043%, 7/1/06               2,464,985     2,608,964
  7.15%, 10/1/15               2,849,519     2,894,043
  8.00%, 4/1/17                  323,297       338,250
  7.00%, 10/1/25               2,627,076     2,655,809
FNMA Strip
  0.00%, 7/24/06               9,500,000     5,750,730
GNMA
  9.00%, 5/15/17                 131,248       142,650
  9.00%, 9/15/19                 645,090       701,132
  6.50%, 11/15/23                846,990       845,137
U.S. Treasury Bond
  12.75%, 11/15/10            20,280,000    28,953,754
  12.00%, 8/15/13                500,000       737,065
U.S. Treasury Note
  6.50%, 8/31/01               3,575,000     3,665,626
  6.25%, 6/30/02              18,750,000    19,131,375
U.S. Treasury Strip
  0.00%, 5/15/05               9,840,000     6,461,238
  0.00%, 2/15/11              16,500,000     7,616,398
------------------------------------------------------
                                           100,219,942
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
------------------------------------------------------
Mid-State Trust
  7.63%, 4/1/22                  204,189       208,397
------------------------------------------------------

AUTOMOBILE & AUTO EQUIPMENT: 0.8%
------------------------------------------------------
Chrysler
  7.45%, 2/1/97                1,000,000     1,071,250
Goodyear Tire & Rubber
  6.63%, 12/1/06               1,250,000     1,267,188
------------------------------------------------------
                                             2,338,438
BANKING, FINANCE & INSURANCE: 24.7%
------------------------------------------------------
Ahmanson, H. F.
  8.25%, 10/1/02               2,000,000     2,150,000
Aristar Financial
  7.50%, 7/1/99                1,500,000     1,530,000
Banc One
  9.88%, 3/1/09                  500,000       627,500
Banque Paribas-NY
  8.35%, 6/15/07               1,400,000     1,559,250
Barnett Bank
  6.90%, 9/1/05                1,500,000     1,539,375
Barnett Capital Trust I
  8.06%, 12/1/26               1,900,000     2,028,250
Citicorp Notes
  6.33%, 1/5/06                1,600,000     1,586,000


                                   Par        Market
                                  Amount      Value
------------------------------------------------------
Comerica Bank
  7.88%, 9/15/26              $1,500,000    $1,676,250
Dow Capital
  9.00%, 5/15/10               3,000,000     3,622,500
Finova Capital
  6.12%, 5/28/02               1,000,000       997,500
First Bank System
  6.88%, 9/15/07               1,000,000     1,023,750
First of America Capital Trust I
  8.12%, 1/31/27               2,000,000     2,125,000
First Security
  7.00%, 7/15/05               1,000,000     1,030,000
First Union
  8.00%, 8/15/09               2,000,000     2,207,500
First USA Bank
  5.75%, 1/15/99               2,000,000     1,995,000
Fleet Financial Group
  7.25%, 9/1/99                1,000,000     1,018,750
General Motors Acceptance
  8.17%, 1/2/00                  618,494       636,889
  7.88%, 3/7/01                1,500,000     1,573,125
  8.88%, 6/1/10                1,500,000     1,790,625
Harris Bankcorp
  9.38%, 6/1/01                  250,000       273,750
Household Affinity Credit Card
  6.05%, 5/15/01               1,000,000       998,185
Household Finance
  9.63%, 7/15/00                 875,000       946,094
Hydro-Quebec
  7.20%, 10/5/09(2)            3,000,000     3,065,100
International Lease Finance
  8.25%, 1/15/00               2,000,000     2,085,000
John Deere Capital
  8.63%, 8/1/19                2,000,000     2,195,000
Lehman Brothers Holdings
  8.88%, 3/1/02                1,000,000     1,091,250
Mellon Capital I Notes
  7.72%, 12/1/26               1,500,000     1,558,125
Mercantile Bancorp
  7.30%, 6/15/07               1,325,000     1,391,250
Midland Bank PLC
  0.00%, 9/29/49(2)            1,400,000     1,198,190
Morgan Stanley Group
  6.88%, 3/1/07                2,250,000     2,311,875
National Westminister Bank
  9.45%, 5/1/01                  500,000       548,125
Nynex Capital Funding
  7.63%, 10/15/09(2)           3,000,000     3,419,159
PNC Funding
  6.88%, 7/15/07               1,187,000     1,216,675
Salomon Brothers
  7.25%, 1/15/00               1,000,000     1,021,250
Salomon Smith Barney
  7.88%, 10/1/99               3,000,000     3,093,750
Simon DeBartolo Group
  7.13%, 6/24/05               1,300,000     1,347,125
SouthTrust Bank of Birmingham
  7.69%, 5/15/25               2,750,000     3,196,875
Spiegel Charge Account Trust
  6.95%, 2/15/01                  71,428        71,280
Standard Chartered PLC Notes
  6.15%, 12/29/49              2,500,000     1,771,125
State Street Capital-B
  8.04%, 3/15/27               1,400,000     1,508,500
Union Bank Switzerland
  7.25%, 7/15/06               2,250,000     2,382,188
Wachovia Capital Trust I
  7.64%, 1/15/27               1,900,000     1,930,875
------------------------------------------------------
                                            69,338,010
BUILDING & MATERIALS: 1.0%
------------------------------------------------------
Champion International
  7.70%, 12/15/99              1,500,000     1,545,000
Georgia-Pacific
  9.95%, 6/15/02               1,000,000     1,131,250
------------------------------------------------------
                                             2,676,250

                                   Par        Market
                                  Amount      Value
------------------------------------------------------
CABLE, MEDIA, & PUBLISHING: 1.6%
------------------------------------------------------
News America Holdings
  8.45%, 8/1/34               $1,500,000    $1,710,000
Time Warner
  9.13%, 1/15/13               2,000,000     2,367,500
Viacom International
  8.75%, 5/15/01(2)              500,000       507,500
------------------------------------------------------
                                             4,585,000
ENERGY: 1.2%
------------------------------------------------------
Commonwealth Edison
  9.38%, 2/15/00                 500,000       530,000
Enron
  9.50%, 6/15/01               1,000,000     1,101,250
Petro-Canada
  8.60%, 10/15/01              1,500,000     1,618,125
------------------------------------------------------
                                             3,249,375
ENVIRONMENTAL SERVICES: 0.6%
------------------------------------------------------
Waste Management
  6.63%, 7/15/02               1,750,000     1,760,938
------------------------------------------------------

FOOD, BEVERAGE & TOBACCO: 0.3%
------------------------------------------------------
Nabisco
  7.55%, 6/15/15                 750,000       787,500
------------------------------------------------------

HEALTHCARE & PHARMACEUTICALS: 1.1%
------------------------------------------------------
Allegiance
  7.30%, 10/15/06                750,000       789,375
Glaxo Wellcome plc
  6.13%, 1/25/06               2,250,000     2,230,313
------------------------------------------------------
                                             3,019,688
LEISURE, LODGING & ENTERTAINMENT: 0.5%
------------------------------------------------------
Darden Restaurants
  6.38%, 2/1/06                1,500,000     1,466,250
------------------------------------------------------

METALS & MINING: 2.8%
------------------------------------------------------
Alcan Aluminum
  8.88%, 1/15/22                 500,000       546,875
Cyprus Amax Minerals
  7.38%, 5/15/07               2,500,000     2,631,250
Inco
  9.60%, 6/15/22               1,300,000     1,495,000
Newmont Gold
  8.91%, 1/5/09                  695,959       769,905
Placer Dome
  7.37%, 6/3/26                1,000,000     1,067,500
Placer Dome-Series A
  7.31%, 1/26/21               1,000,000     1,021,250
Reynolds Metals
  9.00%, 8/15/03                 250,000       280,625
------------------------------------------------------
                                             7,812,405
MISCELLANEOUS: 0.6%
------------------------------------------------------
Manitoba
  7.75%, 7/17/16               1,500,000     1,715,625
------------------------------------------------------

PAPER & FOREST PRODUCTS: 0.7%
------------------------------------------------------
James River
  6.70%, 11/15/03              2,000,000     2,017,500
------------------------------------------------------

RETAIL: 1.2%
------------------------------------------------------
Sears Roebuck
  9.05%, 2/6/12                2,000,000     2,412,500
Service Corp International
  7.00%, 6/1/15                1,000,000     1,032,500
------------------------------------------------------
                                             3,445,000

                                   Par        Market
                                  Amount      Value
------------------------------------------------------
TELECOMMUNICATIONS: 4.5%
------------------------------------------------------
AT&T Capital
  7.47%, 5/11/05              $2,750,000   $ 2,894,375
Litton Industries
  6.98%, 3/15/36               1,000,000     1,035,000
Nynex
  9.55%, 5/1/10                1,454,760     1,656,608
Pacificorp
  9.15%, 8/9/11                2,000,000     2,432,500
Rochester Telephone MTN
  9.00%, 7/19/00               2,000,000     2,132,500
U.S. Cellular
  7.25%, 8/15/07               1,500,000     1,548,750
US West Capital Funding
  6.95%, 1/15/37               1,000,000     1,031,250
------------------------------------------------------
                                            12,730,983
TRANSPORTATION & SHIPPING: 2.8%
------------------------------------------------------
American Airline
  10.18%, 1/2/13               1,500,000     1,874,654
Burlington Norhtern Railroad
  6.94%, 1/2/14                  485,755       499,543
Chicago & Northwestern Holdings
  6.25%, 7/30/12               1,374,728     1,362,699
CSX
  7.25%, 5/1/27                1,000,000     1,067,500
Federal Express
  7.96%, 3/28/17               1,129,243     1,199,820
United Airlines
  9.35%, 4/7/16                1,500,000     1,780,110
------------------------------------------------------
                                             7,784,326
UTILITIES: 12.7%
------------------------------------------------------
Cleveland Electric Illumination
  8.26%, 10/30/98              2,500,000     2,534,375
Colonial Gas-Series A
  6.81%, 5/19/27               1,500,000     1,543,125
Consumers Energy
  8.75%, 2/15/98               1,000,000     1,002,500
  8.88%, 11/15/99              1,000,000     1,045,000
Detriot Edison
  6.56%, 5/1/01                2,000,000     2,022,500
DQU II Funding
  8.70%, 6/1/16                2,474,000     2,807,990
Great Lakes Power
  9.00%, 8/1/04                1,500,000     1,655,625
Houston Light & Power Capital
 Trust II
  8.26%, 2/1/37                1,900,000     2,106,625
Korea Electric Power
  8.00%, 7/1/02                2,000,000     1,695,000
MidAmerican Energy
  6.50%, 12/15/01              1,250,000     1,262,500
National Rural Utility
  7.20%, 10/1/15               1,000,000     1,055,000
Nevada Power
  7.06%, 5/1/00                1,500,000     1,530,000
New Jersey Bell
  7.85%, 11/15/29              1,950,000     2,296,125
Noble Affiliates
  7.25%, 10/15/23                600,000       618,000
Old Dominion Electric
  8.76%, 12/1/22               1,600,000     1,826,000
Pennsylvania Power & Light
  7.70%, 10/1/09               3,000,000     3,296,250
PSI Energy
  8.56%, 12/27/11              2,000,000     2,362,500
Public Service
  6.38%, 11/1/05               1,500,000     1,507,500
Texas Gas Transmissions
  8.63%, 4/1/04                1,000,000     1,115,000
Washington Water Public
  8.01%, 12/17/01              2,000,000     2,117,500
------------------------------------------------------
                                            35,399,115
TOTAL LONG TERM DEBT INVESTMENT: 92.9%
(Cost $249,033,420)                        260,554,742
------------------------------------------------------

                                   Par        Market
                                  Amount      Value
------------------------------------------------------
MONEY MARKET INSTRUMENTS:
Merrill Lynch & Co.
  5.87%, 1/13/98              $8,700,000  $  8,682,977
Monsanto Co.
  6.30%, 1/5/98                6,300,000     6,295,590
------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 5.4%
(Cost $14,978,567)                          14,978,567
------------------------------------------------------

TOTAL INVESTMENTS: 98.3%
(Cost $264,011,987)                        275,533,309
------------------------------------------------------

Other Assets Over Liabilities: 1.7%          4,849,862
------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $12.861 per share
based on 21,801,725 shares issued
and outstanding)                          $280,383,171
------------------------------------------------------


CAPITAL APPRECIATION FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                   Number     Market
COMMON STOCKS:                   of Shares    Value
------------------------------------------------------
AUTOMOBILES & AUTO PARTS: 1.6%
------------------------------------------------------
Federal-Mogul                    174,425   $ 7,064,213
------------------------------------------------------

BANKING, FINANCE & INSURANCE: 12.5%
------------------------------------------------------
Associates First Capital          58,000     4,125,250
Bank of New York                 113,525     6,563,164
BankAmerica                       56,300     4,109,900
Barclays PLC (UK)                231,002     6,153,760
First Empire State                 9,450     4,394,250
Household International           25,650     3,271,978
Lloyds TSB Group plc (UK)        167,185     2,167,565
Morgan St Dean Witter Discover*  100,000     5,912,500
Northern Trust                    16,325     1,141,730
Schwab (Charles)                 193,400     8,110,712
Schweizerische
  Lebensversicherungs-und
  Rentenanstalt (Switzerland)*     3,179     2,494,058
Star Banc                         42,100     2,415,487
Unum                             100,050     5,440,219
------------------------------------------------------
                                            56,300,573
CABLE, MEDIA & PUBLISHING: 8.5%
------------------------------------------------------
Elsevier-CVA (Netherlands)*      159,324     2,578,745
Meredith                         100,075     3,571,426
Tele-communications A*           510,895    14,257,163
Time Warner                       90,000     5,580,000
Univision Communications-A*       50,725     3,541,239
Wolters Kluwer NV (Netherlands)   71,053     9,182,719
------------------------------------------------------
                                            38,711,292
CHEMICALS: 6.9%
------------------------------------------------------
Cytec Industries*                 43,000     2,018,313
DuPont (E.I.) deNemours          116,750     7,012,297
Imperial Chemical ADR             50,000     3,246,875
Monsanto                         300,800    12,633,600
Pioneer Natural Resources        128,150     3,708,341
Solutia                           88,410     2,359,442
------------------------------------------------------
                                            30,978,868
COMPUTERS & TECHNOLOGY: 17.7%
------------------------------------------------------
America Online*                   45,100     4,022,356
Applied Graphics Technologies*    83,775     4,440,075
Cadence Design Systems*          510,000    12,495,000
Cisco Systems*                   275,813    15,393,785
Dell Computer*                    53,000     4,453,656
Gartner Group Class A*            72,000     2,686,500
Intel                             70,000     4,915,313
Linear Technology                100,700     5,796,544

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
Microsoft*                       110,000   $14,214,062
Parametric Technology*           243,075    11,500,486
------------------------------------------------------
                                            79,917,777
CONSUMER PRODUCTS: 2.6%
------------------------------------------------------
Minnesota Mining & Manufacturing  52,750     4,328,797
Unilever NV                      120,000     7,492,500
------------------------------------------------------
                                            11,821,297
ELECTRONICS & ELECTRICAL: 13.3%
------------------------------------------------------
Analog Devices*                  150,000     4,153,125
CBS*                             472,975    13,923,202
Electrolux AB (Sweden)*           16,233     1,127,334
Maxim Integrated Products*       251,700     8,699,381
Phillips Electronics NV
  (Netherlands)                   55,845     3,350,975
Pittway                           19,687     1,370,707
Schlumberger Limited             235,675    18,971,838
Texas Instruments                190,000     8,550,000
------------------------------------------------------
                                            60,146,562
ENERGY: 5.2%
------------------------------------------------------
Diamond Offshore Drilling         40,000     1,925,000
Santa Fe International           136,950     5,572,153
Smith International*             145,000     8,899,375
Transocean Offshore              150,000     7,228,125
------------------------------------------------------
                                            23,624,653
ENVIRONMENTAL SERVICES: 3.6%
------------------------------------------------------
Burlington Resources             165,825     7,431,033
Halliburton                      165,650     8,603,447
------------------------------------------------------
                                            16,034,480
FOOD, BEVERAGE & TOBACCO: 1.0%
------------------------------------------------------
Coca-Cola Enterprises             32,550     1,157,559
JP Foodservice*                   88,725     3,277,280
------------------------------------------------------
                                             4,434,839
HEALTHCARE & PHARMACEUTICALS: 12.2%
------------------------------------------------------
Bristol-Myers Squibb              43,975     4,161,134
Cardinal Health                   61,412     4,613,576
Eli Lilly & Company               84,575     5,888,534
Glaxo Wellcome plc (UK)           53,762     1,275,224
Omnicare                          82,750     2,565,250
Pfizer                           117,100     8,731,269
Schering-Plough*                 114,825     7,133,503
SmithKline Beecham Plc (UK)      460,000     4,746,106
Tyco International               140,000     6,308,750
Warner-Lambert                    77,275     9,582,100
------------------------------------------------------
                                            55,005,446
INDUSTRIAL MACHINERY: 1.4%
------------------------------------------------------
Dionex*                          123,750     6,172,031
------------------------------------------------------

LEISURE, LODGING & ENTERTAINMENT: 1.3%
------------------------------------------------------
Carnival Cruise Lines             59,225     3,279,584
Royal Caribbean Cruises           46,150     2,460,372
------------------------------------------------------
                                             5,739,956
MISCELLANEOUS: 1.5%
------------------------------------------------------
Robert Half International*        64,212     2,568,480
Siebe plc (UK)                   217,446     4,088,920
------------------------------------------------------
                                             6,657,400
PACKAGING & CONTAINERS: 0.4%
------------------------------------------------------
Sealed Air*                       31,475     1,943,581
------------------------------------------------------

RETAIL: 2.2%
------------------------------------------------------
Costco Companies*                129,025     5,753,708
Dayton Hudson                     64,325     4,341,938
------------------------------------------------------
                                            10,095,646
TELECOMMUNICATIONS: 3.0%
------------------------------------------------------
CIENA Corp.*                      52,050     3,188,063
Comcast - Special Class A        327,425    10,324,119
------------------------------------------------------
                                            13,512,182
TOTAL COMMON STOCKS: 94.9%
(Cost $ 363,764,593)                       428,160,796
------------------------------------------------------

                                   Par        Market
Money Market Instruments:         Amount      Value
------------------------------------------------------
FMC Discount Note
  6.00%, 1/2/98              $ 3,000,000   $ 2,999,500
General Electric Capital Corp
  6.70%, 1/2/98               22,100,000    22,095,887
------------------------------------------------------
TOTAL MONEY MARKET INSTUMENTS: 5.6%
(Cost $25,095,387)                          25,095,387
------------------------------------------------------

TOTAL INVESTMENTS: 100.5%
(Cost $388,859,980)                        453,256,183
------------------------------------------------------
Other Assets Under Liabilities: (0.5%)      (2,220,516)
------------------------------------------------------

NET ASSETS: 100.0%
(Equivalent to $17.530 per share
based on 25,728,647 shares issued
and outstanding)                          $451,035,667
======================================================


EQUITY INCOME FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                   Par        Market
LONG TERM-DEBT INVESTMENTS:       Amount**    Value
------------------------------------------------------
Daimler-Benz Capital
  4.125%, 07/05/03           $   830,000   $   641,390
------------------------------------------------------

TOTAL LONG-TERM DEBT INVESTMENTS: 0.1%
(Cost $542,255)                                641,390
------------------------------------------------------

CONVERTIBLE BONDS
------------------------------------------------------
AIR TRANSPORTATION: 0.1%
------------------------------------------------------
Continental Airlines
  6.75%, 04/15/06                320,000       540,000
------------------------------------------------------

AUTOMOTIVE: 0.1%
------------------------------------------------------
Volkswagon International
  3.00%, 01/24/02                860,000       986,850
------------------------------------------------------

BANKING, FINANCE & INSURANCE: 0.1%
------------------------------------------------------
Loews
  3.125%, 09/15/07               400,000       401,000
------------------------------------------------------

BROADCASTING: 0.1%
------------------------------------------------------
Jacor Communications
  0.00%, 06/12/11                610,000       446,825
------------------------------------------------------

COMPUTER & TECHNOLOGY: 0.3%
------------------------------------------------------
Apple Computer
  6.00%, 6/1/01                  600,000       482,250
Cirrus Logic
  6.00%, 12/15/03                460,000       349,600
Micron Technology
  7.00%, 7/1/04                1,160,000     1,071,550
Softkey International
  5.50%, 11/1/00                 770,000       678,563
------------------------------------------------------
                                             2,581,963
LEISURE, LODGING & ENTERTAINMENT: 0.0%
------------------------------------------------------
Hilton Hotels
  5.00%, 05/15/06                360,000       397,800
------------------------------------------------------

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
MACHINERY & ENGINEERING: 0.1%
------------------------------------------------------
Hexcel Corp
  7.00%, 08/01/03            $   210,000   $   343,088
Matsushita Electric Industries (Japan)
  1.30%, 03/29/02             30,000,000       287,698
  1.40%, 03/31/04             15,000,000       141,317
------------------------------------------------------
                                               772,103
MISCELLANEOUS: 0.8%
------------------------------------------------------
ADT Operations Lyons
  0.00%, 7/6/10                  380,000       470,250
News America Holdings
  0.00%, 3/11/13               3,450,000     1,630,125
Quantum
  7.00%, 8/1/04                  410,000       374,638
Rite-Aid Notes
  5.25%, 9/15/02               1,030,000     1,105,963
Time Warner
  0.00%, 6/22/13               5,630,000     2,857,225
------------------------------------------------------
                                             6,438,201
PETROLEUM & PETROLEUM RELATED: 0.5%
------------------------------------------------------
Baker Hughes
  0.00%, 5/5/08                  750,000       633,750
Pennzoil
  6.50%, 1/15/03               1,370,000     2,599,575
  4.75%, 10/1/03                 810,000     1,101,600
------------------------------------------------------
                                             4,334,925
REAL ESTATE: 0.0%
------------------------------------------------------
Liberty Property Trust
  8.00%, 07/01/01                 10,000        14,325
------------------------------------------------------

RETAIL: 0.3%
------------------------------------------------------
Baker (J.)
  7.00%, 06/01/02                260,000       181,675
Charming Shoppes
  7.50%, 7/15/06                 200,000       189,500
Federated Department Stores
  5.00%, 10/01/03                720,000       972,000
Home Depot
  3.25%, 10/01/01                910,000     1,237,600
------------------------------------------------------
                                             2,580,775
TOTAL CONVERTIBLE BONDS: 2.4%
(Cost $17,249,593)                          19,494,767
------------------------------------------------------

                                 Number
COMMON STOCKS:                 of Shares
------------------------------------------------------
AEROSPACE & DEFENSE: 3.4%
------------------------------------------------------
Allied-Signal                    138,600     5,396,738
Boeing                            33,886     1,658,296
GenCorp                           53,300     1,332,500
General Dynamics                  10,700       924,881
Lockheed Martin                   72,400     7,131,400
Loral Space and Communications     6,700       143,631
Northrop                          21,300     2,449,500
Textron                           54,000     3,375,000
Thiokol                           12,900     1,048,125
United Technologies               64,300     4,681,844
------------------------------------------------------
                                            28,141,915
AUTOMOBILES & AUTO PARTS: 2.4%
------------------------------------------------------
Bayerische Motoren Werke (BMW)
  AG (Germany)                     1,700     1,271,161
Chrysler                         146,500     5,154,969
Cooper Industries                 18,598       911,302
Cunnins Engine                    10,200       602,438
General Motors                    72,900     4,419,563
Goodrich (B.F.)                   47,500     1,968,281
Meritor Automotive                49,233     1,036,970
Modine Manufacturing              20,400       700,612
TRW                               21,500     1,147,563
Volvo AB (Sweden)                 80,100     2,150,376
Volvo AB ADR                      10,900       294,300
------------------------------------------------------
                                            19,657,535

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
BANKING, FINANCE & INSURANCE: 24.8%
------------------------------------------------------
Aetna Inc.                        20,300   $ 1,432,419
Allstate                         137,005    12,450,329
American Bankers Insurance Group  65,400     3,004,313
American Express                 182,000    16,243,500
American Financial Group          47,100     1,898,719
Banc One                         154,000     8,364,125
Bank of Boston                    35,600     3,344,175
Bank of New York                 198,700    11,487,344
Bank of Nova Scotia (Canada)      30,100     1,418,192
BankAmerica                      135,700     9,906,100
Bear Stearns                      16,346       776,435
Beneficial                        35,200     2,926,000
Canadian Imperial Bank of
  Commerce (Canada)               61,700     1,920,774
Chase Manhattan                   30,000     3,285,000
Cigna                             11,500     1,990,219
Citicorp                          36,400     4,602,325
Comerica                          43,600     3,934,900
CS Holdings AG (Switzerland)      11,000     1,700,410
Den Danske Bank (Denmark)         11,030     1,469,894
Den Norske Bank ASA (Norway)      15,000        70,787
Edperbrascan Class A             209,500     3,810,556
Federal National Mortgage        317,700    18,128,756
First Bank Systems                45,200     5,059,575
First Chicago NBD                125,923    10,514,571
First Marathon (Canada)*          92,100     1,317,601
Fleet Financial Group             56,900     4,263,944
Fremont General                   81,197     4,445,536
General Re Corp.                  12,800     2,713,600
Hartford Financial Services       60,200     5,632,463
Highlands Insurance Group*        30,970       878,774
Household International           31,200     3,979,950
Lehman Brothers Holdings          34,080     1,738,080
Marsh & McLennan                  12,000       894,750
MBIA                               7,200       481,050
National Bank of Canada          144,600     2,387,324
NationsBank                      178,677    10,865,795
Nationwide Financial Services-A    8,700       314,288
Nomura Securities (Japan)         30,000       400,476
Norwest                          103,966     4,015,687
ReliaStar Financial              106,000     4,365,875
Royal Bank of Canada (Canada)     63,000     3,331,911
Safeco Corp.*                      3,200       155,800
Salomon Inc.                       9,000       533,250
Societe Generale (France)*         5,245       714,020
Sparebanken NOR (Norway)          15,700       559,939
Sparebanken Sveriga AB
  Swedbank - A Shares (Sweden)    32,200       732,547
Transamerica                      20,500     2,183,250
Washington Mutual                127,175     8,111,380
Wells Fargo                       15,400     5,227,338
------------------------------------------------------
                                           199,984,046
BUILDING & MATERIALS: 0.5%
------------------------------------------------------
Fluor                             26,400       986,700
Foster Wheeler                    13,700       370,756
Masco                             33,600     1,709,400
Newport News Shipbuilding          6,860       174,501
Zurn Industries                   27,300       858,244
------------------------------------------------------
                                             4,099,601
CABLE, MEDIA, & PUBLISHING: 1.6%
------------------------------------------------------
Chancellor Media-A*                6,200       462,869
Comsat                            28,200       683,850
Dun & Bradstreet                  32,400     1,002,375
Ennis Business Forms              18,200       168,350
Harland (John H.)                  1,200        25,200
Hollinger International           18,700       261,800
McGraw-Hill                       25,900     1,916,600
New England Bus Svc               15,500       523,125
Polaroid                          31,200     1,519,050
Viacom Class A*                      700        28,613
Viacom Class B*                  147,200     6,099,600
------------------------------------------------------
                                            12,691,432

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
CHEMICALS: 3.8%
------------------------------------------------------
Air Products & Chemicals          29,000   $ 2,385,250
Dexter                            27,000     1,166,063
Dial                              46,900       976,106
DuPont(E.I.)DeNemours             59,500     3,573,719
Great Lakes Chemical              44,800     2,010,400
Hercules Inc.                     64,200     3,214,013
Hoechst AG (Germany)*             32,800     1,136,006
Lyondell Petrochemicals           21,852       579,078
Millenium Chemicals*              35,042       825,677
Monsanto                          55,300     2,322,600
Nalco Chemical                    33,300     1,317,431
Olin                              53,700     2,517,188
Solutia                           57,400     1,531,863
Takeda Chemical Industries
  (Japan)                         44,000     1,255,745
Union Carbide                     84,500     3,628,219
Witco                             57,700     2,354,881
------------------------------------------------------
                                            30,794,239
COMPUTERS & TECHNOLOGY: 2.4%
------------------------------------------------------
Cognizant                         32,400     1,443,825
Deluxe                            64,400     2,221,800
EG&G                              34,700       722,194
Electronic Data Systems          126,900     5,575,669
First Data                        44,600     1,304,550
Gulfstream Aerospace*             17,900       523,575
IBM                               39,900     4,172,044
NCR Corp.*                        31,700       881,656
Unisys Corp.*                    166,518     2,310,439
------------------------------------------------------
                                            19,155,752
CONSUMER PRODUCTS: 6.2%
------------------------------------------------------
Avon Products                      5,500       337,563
B A T                              5,100        95,625
B.A.T. Industries plc
  (United Kingdom)                95,666       875,007
Corning                           14,000       519,750
Fuji Photo Film (Japan)           29,000     1,112,433
General Electric                 405,200    29,731,550
Maytag                            74,200     2,768,588
Minnesota Mining & Manufacturing  81,900     6,720,919
Premark International             34,600     1,003,400
Rubbermaid                        82,000     2,050,000
Unilever NV                       24,800     1,548,450
Unilever (United Kingdom)        439,600     3,781,502
------------------------------------------------------
                                            50,544,787
ELECTRONICS & ELECTRICAL: 3.3%
------------------------------------------------------
AMP                               38,200     1,604,400
CBS*                             174,185     5,127,571
Cilcorp                           14,100       689,138
Eaton                             33,100     2,954,175
Emerson Electric                  15,900       897,356
Nitto Denko (Japan)               18,000       310,714
Raytheon Co.-Class A               4,649       229,246
Raytheon Co. - Class B           123,100     6,216,550
Schlumberger Ltd                  77,500     6,238,750
Sunbeam-Oster                     14,900       627,663
Thomas & Betts                    18,300       864,675
Whirlpool                         13,400       737,000
Xerox                              8,000       590,500
------------------------------------------------------
                                            27,087,738
ENERGY: 9.3%
------------------------------------------------------
Amerada Hess                      46,200     2,535,225
Amoco                             35,700     3,038,963
Atlantic Richfield                73,200     5,865,150
British Petroleum ADR            164,349    13,096,561
Coastal                           23,600     1,461,725
Compagnie Francaise de
  Petroleum Total                 63,533     3,526,081
Donnelley & Sons                  49,700     1,851,325
Dresser Industries                70,900     2,973,369
Duke Energy                       35,276     1,953,409
Ente Nazionele Idrocarburi SpA
  (ENI)(Italy)*                    4,600        26,081
Exxon                             21,900     1,340,006
Kerr-McGee                        15,100       956,019
Mobil                             40,900     2,952,469

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
Nova Corp.                        63,500   $   607,219
Occidental Petroleum             143,000     4,191,688
Pacific Enterprises               69,900     2,629,988
Phillips Petroleum                49,300     2,397,213
Questar                           76,600     3,418,275
Royal Dutch Petroleum            154,000     8,344,875
Santa Fe Energy Resources Inc     33,989       382,376
Texaco                             5,203       282,913
Total SA (France)*                53,254     5,790,881
Ultramar Diamond Shamrock*        21,800       694,875
Unocal                            41,000     1,591,313
USX-Marathon Group                89,800     3,030,750
Valero Energy                     22,400       704,200
------------------------------------------------------
                                            75,642,949
ENVIROMENTAL SERVICES: 1.6%
------------------------------------------------------
Browning Ferris                  101,887     3,769,819
Burlington Resources              26,900     1,205,456
Halliburton                       64,100     3,329,194
Safety Kleen                      30,600       839,588
Waste Management                 126,800     3,487,000
------------------------------------------------------
                                            12,631,057
FOOD, BEVERAGE & TOBACCO: 6.0%
------------------------------------------------------
CPC International                 27,400     2,952,350
DiMon                             13,700       359,625
Dole Food                         10,100       439,350
Gallagher Group Plc               83,900     1,793,363
General Mills                     37,014     2,651,128
Goodman Fielder Limited
  (Australia)*                   581,718       924,734
Heinz (H.J.)                      37,700     1,915,631
PepsiCo                           13,000       473,688
Philip Morris                    507,000    22,973,438
Ralston-Purina Group              27,300     2,537,194
RJR Nabisco Holdings             217,860     8,169,750
The Seagram Co. Ltd.              38,700     1,250,494
The Seagram Co. Ltd. (Canada)     17,700       572,685
Universal                         23,300       958,213
UST*                              22,400       827,400
------------------------------------------------------
                                            48,799,043
HEALTHCARE & PHARMACEUTICALS: 6.2%
------------------------------------------------------
Allegiance                        40,480     1,434,510
American Home Products            83,500     6,387,750
Bausch & Lomb                     17,100       677,588
Baxter International              72,400     3,651,675
Bristol-Myers Squibb              72,700     6,879,238
Columbia/HCA Healthcare          217,400     6,440,475
Johnson & Johnson                 26,400     1,739,100
Merck & Company                   33,400     3,548,750
Novartis                           2,300     3,728,454
Pharmacia & Upjohn                39,500     1,446,688
Schering-Plough                  115,600     7,181,650
Tyco International               162,834     7,337,707
------------------------------------------------------
                                            50,453,585
INDUSTRIAL MACHINERY: 1.2%
------------------------------------------------------
American Standard*                55,800     2,137,838
Caterpillar                       27,900     1,354,894
Harnischfeger Industries          22,600       798,063
Ingersoll-Rand                    61,250     2,480,625
Parker Hannifin                   48,450     2,222,644
Regal-Beloit                       8,200       242,413
Snap-on                            5,450       237,756
------------------------------------------------------
                                             9,474,233
LEISURE, LODGING & ENTERTAINMENT: 1.5%
------------------------------------------------------
Circus Circus Enterprises*        60,600     1,242,300
Eastman Kodak                     33,200     2,018,975
Hasbro                            57,400     1,808,100
ITT                               38,900     3,223,838
MGM Grand*                        32,500     1,172,031
Mirage Resorts*                   25,800       586,950
Sabre Group Holdings*             15,900       459,113
Viad                              83,800     1,618,388
------------------------------------------------------
                                            12,129,695

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
METALS & MINING: 1.8%
------------------------------------------------------
Alcan Aluminum                    22,100   $   610,513
Alcan Aluminum Ltd. (Canada)      32,500       895,799
Alumax                            62,775     2,134,350
Aluminum Co America               59,800     4,208,425
Inco, Ltd.                        12,300       209,100
Inco, Ltd. (Canada)               14,500       246.493
Inland Steel                      74,700     1,279,238
Kaiser Aluminum Corporation       39,582       348,816
Lukens                            12,700       362,744
Newmont Mining                    62,000     1,821,250
Noranda                           20,100       345,909
Pechiney S.A. (France)            12,384       488,493
Phelps Dodge                      11,700       728,325
USX-U.S. Steel Group              41,200     1,287,500
------------------------------------------------------
                                            14,966,955
MISCELLANEOUS: 0.9%
------------------------------------------------------
AC Nielson*                       56,500     1,377,187
Block (H&R)                       46,000     2,061,375
Digital Equipment*                12,700       469,900
Manpower*                          2,200        77,550
Ogden Corp.                       17,500       493,281
Omron (Japan)                     20,000       313,016
Ryder Systems                     44,300     1,450,825
Unilever NV-CVA                    1,200        74,019
WorldCom                          12,900     1,385,138
------------------------------------------------------
                                             7,702,291
PACKAGING & CONTAINERS: 0.2%
------------------------------------------------------
Dofasco (Canada)                  71,800     1,155,269
Domtar Inc.                       90,200       627,845
------------------------------------------------------
                                             1,783,114
PAPER & FOREST PRODUCTS: 1.7%
------------------------------------------------------
Boise Cascade                     42,700     1,291,675
Champion International            40,900     1,853,281
Georgia-Pacific                   14,200       862,650
Georgia-Pacific (Timber Group)*   14,200       322,163
Kimberly-Clark                   119,200     5,878,050
Weyerhaeuser                      71,500     3,507,969
------------------------------------------------------
                                            13,715,788
REAL ESTATE: 0.6%
------------------------------------------------------
Alexandria R.E. Equities          10,500       331,406
Boston Properties                  5,800       191,763
Equity Residential Properties     38,500     1,946,656
Fastighets AB Tornet (Sweden)     19,520       278,010
First Industrial Realty            8,800       317,900
Liberty Property Trust             3,300        94,256
Macerich                          14,700       418,950
Patriot American Hospitality      15,398       443,655
Weeks                             11,100       355,200
------------------------------------------------------
                                             4,377,796
RETAIL: 4.5%
------------------------------------------------------
American Stores                   27,400       563,413
Charming Shoppes*                 37,600       175,075
CVS Corporation                   27,500     1,761,719
Dayton Hudson                     32,600     2,200,500
Federated Department Stores*      64,800     2,790,450
Footstar*                         33,077       888,944
Harcourt General                  51,600     2,825,100
Harsco                            48,200     2,078,625
Hudson's Bay Co. (Canada)*        36,300       808,811
Jostens                           13,900       320,569
Limited                           88,822     2,264,961
May Department Stores             12,000       632,250
Payless ShoeSource*               31,324     2,102,624
Public Storage                     6,100       179,188
Tandy                             51,500     1,985,969
TJX                              109,640     3,768,875
Toys R Us*                        35,500     1,116,031
Tricon Global Restaurants*         1,950        56,672
Wal-Mart Stores                  254,200    10,025,013
Woolworth*                        10,100       205,788
------------------------------------------------------
                                            36,750,577

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
TELECOMMUNICATIONS: 4.5%
------------------------------------------------------
Alcatel Alsthorn (France)         24,440  $  3,103,943
Alltel                            41,400     1,699,988
Ameritech                         64,200     5,168,100
AT & T                            28,700     1,757,875
BCE                                3,400       113,263
BCE (Canada)                      42,800     1,426,716
Bell Atlantic                    110,788    10,081,708
BellSouth                         88,000     4,955,500
MCI Communications                20,700       886,866
Niagara Mohawk Power*             82,200       863,100
SBC Communications                50,800     3,721,100
Sprint                            27,000     1,582,875
WorldCom                          24,996       756,910
------------------------------------------------------
                                            36,117,944
TEXTILES, APPAREL, & FURNITURE: 0.8%
------------------------------------------------------
Johnson Controls                  40,300     1,924,325
Kellwood                          40,400     1,212,000
Stevens & Stevens                 47,300     1,212,063
Stride Rite                       16,300       195,600
Unifi                             41,000     1,668,188
------------------------------------------------------
                                             6,212,176
TRANSPORTATION & SHIPPING: 1.3%
------------------------------------------------------
Brunswick                         41,300     1,251,906
CSX Corp.                        106,400     5,745,600
Norfolk Southern                 111,700     3,441,756
------------------------------------------------------
                                            10,439,262
UTILITIES: 2.9%
------------------------------------------------------
Allegheny Energy                  94,200     3,061,500
American Electric Power           79,000     4,078,375
Central Maine Power               48,800       744,200
Cinergy                           43,000     1,647,438
Consolidated Edison of NY         45,575     1,868,575
DPL Inc.                          44,000     1,265,000
DQE                                5,000       175,625
Entergy                          132,600     3,969,713
France Telecom SA (France)*        3,500       126,845
Illinova                          28,200       759,638
National Grid Group Plc
  (United Kingdom)               166,000       794,754
Nova (Canada)                     32,700       311,113
PacifiCorp                        23,200       633,650
PECO Energy                       14,000       339,500
PG&E                              54,945     1,672,388
Pinnacle West Capital             51,000     2,161,125
------------------------------------------------------
                                            23,609,439
TOTAL COMMON STOCK: 93.4%
(Cost $542,643,646 )                       756,962,949
------------------------------------------------------

PREFERRED STOCKS:
------------------------------------------------------
Aetna                             12,400       886,600
Ahmanson (H.F.)cv.
  preferred-Series D               6,800       935,000
Airtouch Communications           46,000     1,638,750
American Bankers Insurance         1,400       130,200
Armco                              1,500        70,125
Automatic Com Exchange Sec.       17,800       418,300
Chiquita Brands                   22,800     1,242,356
Conseco*                           6,100       951,600
Conseco Finance Trust IV          16,500       841,500
DECS Trust                        30,000       772,500
Evergreen Media                   13,800     1,060,875
Hilton Hotels                     17,300       486,563
Hollinger International           47,000       605,125
Host Marriott                      5,000       305,625
Houston Industries                25,500     1,455,094
International Paper                6,100       296,613
Kmart Financing                   24,700     1,287,488
Loral Space & Communication       24,300     1,488,375
MCM Financing                      2,400       150,000
MCN Financing III                 31,200     1,259,700
Merrill                           11,900       410,550
------------------------------------------------------

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
Occidental Petroleum              14,100  $  1,170,300
Salomon-Preferred*                16,700       676,350
TJX Companies*                     1,700       620,500
Tosco                              3,200       206,000
U.S. West                         54,100     3,076,106
Unocal Capital Trust              11,000       618,750
Vornado Realty Trust              12,400       818,400
Wang Laboratories                 10,700       535,000
Wang Laboratories-Series B         9,900       495,000
WBK Strypes Trust                 25,700       860,950
Williams                           3,600       485,100
------------------------------------------------------

TOTAL PREFERRED STOCKS: 3.2%
(Cost $20,570,803 )                         26,255,395
------------------------------------------------------

                                 Maturity
REPURCHASE AGREEMENT:             Amount
------------------------------------------------------
State Street Bank and Trust
Co. Repurchase Agreement,
dated 12/31/97, 5.30%,
maturing 01/02/98,
collateralized by U.S.
Treasury Bonds 5.25%,
01/31/01                     $22,032,000    22,032,000
------------------------------------------------------

TOTAL REPURCHASE AGREEMENT: 2.7%
(Cost $22,032,000)                          22,032,000
------------------------------------------------------

TOTAL INVESTMENTS: 101.8%
(Cost $603,038,297)                        825,386,501
------------------------------------------------------

Other Assets Under Liabilities: (1.8%)     (14,316,665)
------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $20.118 per
share based on 40,315,773
shares issued and outstanding)            $811,069,836
======================================================


GLOBAL ASSET ALLOCATION FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                   Par        Market
LONG-TERM DEBT INVESTMENTS:       Amount**    Value
------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS: 10.9%
------------------------------------------------------
Federal Home Loan Mortgage:
  6.00%, 10/15/08             $1,160,000    $1,121,669
  7.00%, 11/1/12                 856,351       869,999
  8.50%, 9/1/26                  227,250       237,547
  8.50%, 8/1/27                  454,500       474,810
Federal National Mortgage Association:
  7.00%, 3/18/02                 195,898       198,671
  9.50%, 5/1/07                  730,657       771,072
  7.50%, 7/1/07                  309,867       320,325
  6.375%, 8/15/07                855,000       561,489
  6.00%, 6/25/09                 915,000       892,353
  5.50%, 2/1/11                  287,426       280,060
  5.50%, 3/1/11                  210,030       204,648
  5.50%, 4/1/11                  603,263       587,805
  5.50%, 4/1/11                  561,856       547,458
  5.50%, 4/1/11                  321,344       313,110
  5.50%, 5/1/11                  996,810       962,545
  5.50%, 5/1/11                  141,661       136,791
  5.50%, 5/1/11                   70,882        68,446
  5.50%, 6/1/11                  122,460       118,250
  5.50%, 12/1/11                 427,798       413,092
  5.50%, 1/1/12                  346,635       334,286
  6.25%, 12/25/13                470,103       462,317
  8.50%, 10/25/19                755,000       817,759
  7.00%, 2/25/23                 279,841       274,126

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
  6.9785%, 7/1/25             $  201,078   $   209,121
  6.50%, 8/1/25                  408,650       405,074
  6.50%, 9/1/25                  592,435       587,066
  6.50%, 9/1/25                  357,574       354,333
  6.50%, 9/1/25                   24,032        23,814
  6.50%, 12/1/25                 453,328       449,078
  6.50%, 3/1/26                  458,303       453,720
  7.40%, 5/1/26                  666,674       681,049
  6.50%, 5/1/26                  506,064       501,003
  6.50%, 3/1/27                  295,823       292,495
  6.50%, 4/1/27                  446,950       441,921
  6.50%, 4/1/27                  245,725       242,960
Fico CPN Strip:
  0.00%, 4/6/06(+)               600,000       365,520
Goverment National Mortgage Association:
  7.00%, 8/15/12                   930,600     951,248
  7.00%, 11/15/12                  465,301     474,316
  7.00%, 11/15/12                  252,450     257,341
  1.00%, 6/15/13                   464,249     507,192
  11.00%, 12/15/15                  64,878      72,725
  11.00%, 12/15/15                  38,246      42,872
  11.00%, 12/15/15                   3,710       4,158
  6.875%, 11/20/21                  62,800      64,331
  7.375%, 4/20/23                  277,428      24,191
  7.125%, 9/20/23                   52,623      53,642
  6.875%, 11/20/23                 292,708     299,111
  7.375%, 5/20/24                  352,935     360,656
  7.375%, 6/20/24                  100,108     102,298
  7.00%, 8/15/25                   127,041     128,669
  7.125%, 8/20/25                  424,640     434,725
  7.00%, 10/15/25                  759,010     768,734
  6.875%, 10/20/25                 814,821     834,173
  7.50%, 11/15/25                  698,544     718,627
  7.00%, 11/15/25                  830,030     840,146
  7.00%, 11/15/25                   74,965      75,902
  7.50%, 12/15/25                  253,391     260,596
  7.375%, 6/20/26                  352,107     361,570
  7.50%, 10/15/26                  666,885     684,807
  7.00%, 10/15/26                  286,277     289,855
  7.00%, 11/15/26                3,065,331   3,103,647
  7.50%, 1/15/27                   909,736     933,901
  7.50%, 1/15/27                   431,759     443,228
  7.50%, 2/15/27                   779,728     800,196
  7.50%, 5/15/27                   111,288     114,210
  7.50%, 6/15/27                   190,745     195,692
  7.50%, 7/15/27                   497,644     510,552
  7.50%, 7/15/27                    98,858     101,422
  7.00%, 7/15/27                   655,281     663,472
  7.50%, 8/15/27                 2,516,827   2,581,321
  7.50%, 8/15/27                   489,047     501,579
  7.50%, 8/15/27                   229,869     235,760
  7.50%, 8/15/27                   214,102     219,588
  7.50%, 8/15/27                    98,515     101,039
  7.50%, 8/15/27                    97,156      99,645
  7.50%, 9/15/27                   877,053     899,254
  7.50%, 9/15/27                   490,766     503,342
  7.50%, 9/15/27                   123,572     126,700
  7.50%, 10/15/27                  891,102     913,658
  7.50%, 10/15/27                  495,733     508,281
  7.00%, 10/15/27                  337,514     340,467
  7.00%, 11/15/27                   95,684      96,521
  6.00%, 1/16/28(1)                845,000     852,394
  7.00%, 1/26/28                   265,000     267,152
  5.50%, 2/16/28(1)              1,895,000   1,889,078
GNMA Strip:
  0.00%, 11/20/27                    6,438       6,490
U S Treasury Bills:
  5.21%, 1/22/98(+)              1,800,000   1,794,624

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
U S Treasury Notes:
  5.625%, 10/31/99(+)           $1,460,000 $ 1,458,993
  5.75%, 11/15/00(+)             1,345,000   1,347,354
  5.75%, 11/30/02(+)             1,380,000   1,381,656
  6.375%, 8/15/27(+)                50,000      52,793
------------------------------------------------------
                                            47,891,676
ASSET BACKED - 2.0%
------------------------------------------------------
Advanta Mortgage Loan Trust 97 3A3
  6.69%, 4/25/17                   595,000     597,138
  7.05%, 5/25/21                   685,000     694,205
Advanta Mortgage Loan Trust 1997 A-7
  6.63%, 1/25/29                   615,000     617,114
Amres 97-3A3
  6.60%, 1/25/18                   400,000     401,750
Carco 1997-1 A
  6.689%, 8/15/04                  525,000     526,477
CMAC 1997 ML1 A3
  6.57%, 12/15/30                  165,000     166,444
Capital Equipment Receivables Trust
  6.28%, 6/15/00                   180,000     180,414
Collateralized Mortgage Obligations
  9.00%, 11/20/20                1,415,438   1,557,316
First Union
  6.65%, 6/18/08                   420,000     423,806
GE Capital Management Services
  6.00%, 2/25/24                   417,320     415,550
Green Tree Financial 97-2 A6
  7.24%, 4/15/28                   540,000     557,885
Greentree 97-3
  6.93%, 7/15/28                   930,000     945,113
Greentree 97-B A1
  6.55%, 7/15/28                   852,355     856,617
PNC 976 A2
  6.60%, 1/1/00                    508,065     511,161
Provident Bank Home Equity Trust
  6.91%, 1/25/29                   190,000     190,623
------------------------------------------------------
                                             8,641,613
AEROSPACE & DEFENSE: 0.1%
------------------------------------------------------
Axiohm Transaction Solutions
  9.75%, 10/1/07                    10,000      10,175
BE Aerospace
  9.875%, 2/1/06                    45,000      47,588
L-3 Communications
  10.375%, 5/1/07                   20,000      21,700
Lockheed Martin
  7.25%, 5/15/06                   410,000     434,088
Sequa
  9.375%, 12/15/03                   5,000       5,225
------------------------------------------------------
                                               518,776
AUTOMOBILE & AUTO EQUIPMENT: 0.2%
------------------------------------------------------
Argo - Technical
  8.625%, 10/1/07                   10,000      10,000
Delco Remy International
  8.625%, 12/15/07                  15,000      15,188
Exide
  2.90%, 12/15/05                    5,000       3,269
Ford Motor Credit
  7.00%, 9/25/01                   450,000     462,938
Hayes Lemmerz International
  9.125%, 7/15/07                  115,000     119,313
Johnstown America Industries
  11.75%, 8/15/05                   15,000      16,500
K and F Industries
  9.25%, 10/15/07                   15,000      15,413
Lear
  9.50%, 7/15/06                    25,000      27,500
Mahindra And Mahindra NTS
  5.00%, 7/9/01                     55,000      50,875
Motors and Gears
  10.75%, 11/15/06                  40,000      42,600
------------------------------------------------------
                                               763,596

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
BANKING, FINANCE & INSURANCE: 2.5%
------------------------------------------------------
AFC Capital Trust I
  8.207%, 2/3/27                $  230,000  $  255,588
Aames Financial
  9.125%, 11/1/03                   45,000      44,325
Aegon NV
  8.00%, 8/15/06                 1,075,000   1,187,875
Barco Nacional de Con
  11.25%, 5/30/06                   45,000      49,950
Banponce-MTN
  7.125%, 5/2/02                   350,000     360,063
Carson
  10.375%, 11/1/07                  20,000      20,425
Central Bank Philippines
  6.25%, 12/1/17                   231,000     195,484
Chevy Chase Bank
  9.25%, 12/1/05                    50,000      51,375
Colonial Capital II
  8.92%, 1/15/27                    35,000      38,456
Delta Financial
  9.50%, 8/1/04                     20,000      20,000
Dime Capital Trust I
  9.33%, 5/6/27                     15,000      16,969
Dollar Financial Group
  10.875%, 11/15/06                 20,000      21,425
ESAT Holdings
  0.00%, 2/1/07(2)                  75,000      53,625
Empress River Casino Finance
  10.75%, 4/1/02                    40,000      43,050
First Financial Caribbean
  7.84%, 10/10/06                  140,000     145,950
First Nationwide Holdings
  10.625%, 10/1/03                  40,000      44,800
  12.50%, 4/15/03                   50,000      57,000
Firstar Bank Milwaukee
  6.25%, 12/1/02                   340,000     339,734
General Motors Acceptance
  6.40%, 5/19/99                   315,000     316,575
Greenpoint Bank
  6.70%, 7/15/02                   250,000     251,563
Greenpoint Capital Trust
  9.10%, 6/1/27                     15,000      16,556
Hartford Life
  7.10%, 6/15/07                   400,000     412,500
Imperial Credit Capital Trust I
  10.25%, 6/14/02                   30,000      29,700
Imperial Credit Industries
  9.875%, 1/15/07                   35,000      34,475
Intertek Finance PLC
  10.25%, 11/1/06                   35,000      36,663
Korean Development Bank
  7.90%, 2/1/02                    200,000     172,500
Lehman Brothers Holdings
  6.50%, 10/1/02                   265,000     264,234
  6.40%, 12/27/99                  320,000     321,600
Merita Bank Ltd
  6.50%, 1/15/06                   565,000     562,175
Ministry Finance of Russia
  9.25%, 11/27/01                   83,000      79,161
NationsBank
  6.875%, 2/15/05                  875,000     899,063
North Fork Capital Trust I
  8.70%, 12/15/26                   10,000      10,725
Ocwen Capital Trust I
  10.875%, 8/1/27                   10,000      10,838
Ocwen Federal Bank Fsb
  12.00%, 6/15/05                    5,000       5,506
Ocwen Financial
  11.875%, 10/1/03                   5,000       5,638
Orange Cogen Funding
  8.175%, 3/15/22                  110,000     118,910
Phoenix Home Life Mutual
  6.95%, 12/1/06                   315,000     321,694
Pindo Deli Finance Mauritius
  10.75%, 10/1/07                   66,000      56,760
Popular
  6.40%, 8/25/00                   530,000     533,313

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
Provident Capital Trust I
  8.60%, 12/1/26                  $ 35,000   $  37,275
PRT Funding
  11.625%, 4/15/04                  40,000      30,800
Quebec Province
  7.125%, 2/9/24                   770,000     795,988
Radnor Holdings
  10.00%, 12/1/03                    5,000       5,200
Riggs Capital Trust
  8.625%, 12/31/26                  35,000      37,144
Salomon Brothers
  7.30%, 5/15/02                   395,000     408,825
Sampoerna International Finance
  8.375%, 6/15/06                  475,000     349,125
Societe Generale-NY Notes
  7.40%, 6/1/06                    605,000     638,275
Southern Investments UK
  6.80%, 12/1/06                   845,000     861,900
Sovereign Capital Trust
  9.00%, 4/1/27                     20,000      21,700
State Development Bank of China
  7.375%, 2/1/07                   570,000     568,575
Webster Capital Trust I
  9.36%, 1/29/27                     5,000       5,588
------------------------------------------------------
                                            11,166,638
BUILDING & MATERIALS: 0.0%
------------------------------------------------------
American Architectural
  11.75%, 12/1/07                   10,000      10,050
Atrium
  10.50%, 11/15/06                   5,000       5,244
Building Materials
  8.625%, 12/15/06                   5,000       5,150
Continental Homes Holdings
  10.00%, 4/15/06                   35,000      37,800
JCAC
  10.125%, 6/15/06                  50,000      54,500
MDC Holdings
  11.125%, 12/15/03                 25,000      27,688
MCII Holdings
  0.00%, 11/15/02                   25,000      22,531
Southdown
  10.00%, 3/1/06                    25,000      27,281
Williams Scotsman
  9.875%, 6/1/07                    15,000      15,525
------------------------------------------------------
                                               205,769
CABLE, MEDIA & PUBLISHING: 0.9%
------------------------------------------------------
Acme Television
  0.00%, 9/30/04                    20,000      14,700
Adelphia Communications
  9.875%, 3/1/07                   300,000     318,000
Allbritton
  11.50%, 8/15/04                   15,000      15,788
American Media Operation
  11.625%, 11/15/04                 50,000      54,375
Argly Television
  9.75%, 11/1/05                    63,000      69,930
Cablevision Systems
  9.25%, 2/15/13                    10,000      10,650
  9.875%, 2/15/13                  125,000     138,438
Century Communications
  9.50%, 3/1/05                     25,000      26,375
Chancellor Media
  8.50%, 12/15/07                   65,000      63,619
Citadel Broadcasting
  10.25%, 7/1/07                    20,000      21,600
Comcast
  9.50%, 1/15/08                    25,000      26,625
Commodore Media
  7.50%, 5/1/03(2)                  90,000     100,350
Fox Kids Worldwide
  9.25%, 11/1/07                   125,000     121,250
  0.00%, 11/1/07(2)                 55,000      32,725
Fox/Liberty Networks LLC
  8.875%, 8/15/07                   50,000      50,000

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
Frontiervision Holdings
  0.00%, 9/15/07(2)               $ 50,000  $   36,875
Garden State Newspapers
  8.75%, 10/1/09                    20,000      20,100
Granite Broadcasting
  10.375%, 5/15/05                  75,000      78,469
  9.375%, 12/1/05                   35,000      35,394
Gray Comm System
  10.625%, 10/1/06                   5,000       5,425
Heartland Wireless
  14.00%, 10/15/04                  20,000       8,000
Herff Jones
  11.00%, 8/15/05                   45,000      48,825
Hollinger International Publishing
  9.25%, 3/15/07                   125,000     131,875
  8.625%, 3/15/05                   20,000      20,725
International Cabletel
  0.00%, 2/1/06(2)                  75,000      58,313
Jones Intercable
  10.50%, 3/1/08                    65,000      71,175
  9.625%, 3/15/02                   50,000      53,688
Knology Holdings
  0.00%, 10/15/07                   55,000      30,250
Lamar Advertising
  9.625%, 12/1/06                   85,000      91,800
  8.625%, 9/15/07                   35,000      36,006
Marcus Cable Operating Notes
  0.00%, 8/1/04(2)                  50,000      46,500
News America Holdings
  7.70%, 10/30/25                  665,000     696,588
Outdoor Communications
  9.25%, 8/15/07                    10,000      10,250
Outdoor Systems
  8.875%, 6/15/07                  125,000     130,938
Pegasus Media
  12.50%, 7/1/05                    50,000      57,125
Radio One
  7.00%, 5/15/04                     5,000       4,838
SFX Broadcasting
  10.75%, 5/15/06                  125,000     137,188
Sinclair Broadcast Group
  10.00%, 9/30/05                   75,000      78,938
  8.75%, 12/15/07                  100,000     101,000
Spanish Broadcasting System
  7.50%, 6/15/02(2)                100,000     114,750
  11.00%, 3/15/04                   30,000      33,075
Sullivan Broadcasting
  10.25%, 12/15/05                  75,000      80,156
TCI Satellite
  10.875%, 2/15/07                  15,000      15,900
Time Warner
  8.875%, 10/1/12                  360,000     424,800
Universal Outdoor Notes
  9.75%, 10/15/06                   55,000      61,875
Viacom
  8.00%, 7/7/06                    350,000     351,750
Von Hoffman Press
  10.375%, 5/15/07                  15,000      16,031
------------------------------------------------------
                                             4,153,047
CHEMICALS: 0.2%
------------------------------------------------------
Harris Chemical
  10.75%, 10/15/03                  50,000      53,500
ISP Holdings
  9.75%, 2/15/02                    45,000      47,700
NL Industries
  0.00%, 10/15/05(2)                40,000      39,900
Pioneer Americas Acquisition
  9.25%, 6/15/07                    15,000      15,038
Solutia
  6.72%, 10/15/37                  765,000     775,542
Sovereign Specialty Chemicals
  9.50%, 8/1/07                     20,000      20,600
Sterling Chemical Holdings
  0.00%, 8/15/08(2)                 40,000      27,150
------------------------------------------------------
                                               979,430

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
COMPUTER & TECHNOLOGY: 0.4%
------------------------------------------------------
Cellnet Data Systems
  0.00%, 10/1/07                 $ 125,000  $   64,375
Concentric Network
  12.75%, 12/15/07                  10,000      10,275
Decisionone Notes
  9.75%, 8/1/07                     10,000      10,425
Millipore
  7.20%, 4/1/02                    285,000     293,194
Nextlink Communications
  12.50%, 4/15/06                   25,000      28,594
Real Time Data
  13.50%, 8/15/06(2)                 2,000       1,080
WMX Technologies
  7.10%, 8/1/26                    990,000   1,035,788
Wright Medical Technology
  10.75%, 7/1/00                    90,000      88,875
------------------------------------------------------
                                             1,532,606
CONSUMER PRODUCTS: 0.0%
------------------------------------------------------
Capstar
  0.00%, 2/1/09                     85,000      60,563
Color Spot Nurseries
  10.50%, 12/15/07                  20,000      20,300
French Fragrances
  10.375%, 5/15/07                  15,000      15,825
Sassco Fashions
  12.75%, 12/31/03                  25,000      26,469
United Stationer Supply
  12.75%, 5/1/05                     7,000       7,796
William Carter Holdings
  12.00%, 10/1/08                   25,000      26,750
------------------------------------------------------
                                               157,703
ELECTRONICS/ELECTRICAL EQUIPMENT: 0.3%
------------------------------------------------------
Delta Electronics
  .50%, 3/6/04                      40,000      48,952
Echostar Satellite Broadcast
  0.00%, 3/15/04(2)                 40,000      34,100
Fairchild Semiconductor
  0.00%, 3/14/08(2)                 30,000      30,900
  10.125%, 3/15/07                  65,000      68,738
Flextronics International
  8.75%, 10/15/07                   20,000      19,950
HCC Industries
  10.75%, 5/15/07                   20,000      20,800
National Semiconductor
  6.50%, 10/1/02                    10,000       9,438
Pagemart Nationwide
  0.00%, 2/1/05(2)                  30,000      26,850
Raytheon
  6.45%, 8/15/02                   815,000     822,131
Signature Brands USA
  13.00%, 8/15/02                  100,000     107,375
Sygnet Wireless
  11.50%, 10/1/06                   15,000      16,106
Tracor
  8.50%, 3/1/07                      5,000       5,075
VLSI Technology
  8.25%, 10/1/05                    20,000      19,475
Wavetek
  10.125%, 6/15/07                  10,000      10,388
------------------------------------------------------
                                             1,240,278
ENERGY: 0.2%
------------------------------------------------------
Abraxas Petroleum
  11.50%, 11/1/04                   30,000      32,700
Benton Oil and Gas
  9.375%, 11/1/07                    5,000       5,138
COHO Energy
  8.875%, 10/15/07                  20,000      20,100
Chesapeake Energy
  9.125%, 4/15/06                  125,000     129,063
Costilla Energy Notes
  10.25%, 10/1/06                   10,000      10,425

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
DII Group
  8.50%, 9/15/07                 $  10,000  $    9,850
Dailey Petroleum Service
  9.75%, 8/15/07                    10,000      10,463
Panaco
  10.625%, 10/1/04                  10,000      10,075
Pride Petroleum Services
  9.375%, 5/1/07                    20,000      21,550
Snyder Oil
  8.75%, 6/15/07                    15,000      15,225
TransAmerican Energy
  11.50%, 6/15/02                  200,000     196,500
  0.00%, 6/15/02(2)                195,000     156,000
Transamerica Refining
  16.00%, 6/30/03                   40,000      40,800
Wiser Oil
  9.50%, 5/15/07                    15,000      14,700
------------------------------------------------------
                                               672,589
ENVIRONMENTAL SERVICES: 0.2%
------------------------------------------------------
Allied Waste Industries
  10.25%, 12/1/06                   25,000      27,375
  0.00%, 6/1/07                     60,000      42,375
Columbia Gas Systems
  7.32%, 11/28/10                  500,000     515,625
NewPark Resources
  8.625%, 12/15/07                  10,000      10,200
Petroleum Geo-Services
  7.50%, 3/31/07                   175,000     185,500
TransTexas Gas
  13.75%, 12/31/01                 257,000     287,519
------------------------------------------------------
                                             1,068,594
FOOD, BEVERAGE & TOBACCO: 0.5%
------------------------------------------------------
Ameriserv Food
  8.875%, 10/15/06                  25,000      25,313
  10.125%, 7/15/07                  15,000      15,750
Aurora Foods
  9.875%, 2/15/07                   20,000      21,100
Canandaigua Wine
  8.75%, 12/15/03                    5,000       5,113
Chiquita Brands
  9.625%, 1/15/04                   15,000      15,975
Del Monte Foods
  12.25%, 4/15/07                   10,000      10,788
Philip Morris
  7.50%, 1/15/02                   405,000     419,681
  7.50%, 4/1/04                  1,095,000   1,149,750
  7.75%, 1/15/27                   355,000     384,731
Ralphs Grocery
  10.45%, 6/15/04                    5,000       5,625
Southern Foods, SFG Cap
  9.875%, 9/1/07                    10,000      10,388
Southland Corp.
  5.00%, 12/15/03                   50,000      42,438
Windy Hill Pet Food
  9.75%, 5/15/07                     5,000       5,213
------------------------------------------------------
                                             2,111,865
HEALTHCARE & PHARMACEUTICALS: 0.4%
------------------------------------------------------
Abbey Healthcare
  9.50%, 11/1/02                    45,000      47,025
Alaris Medical Systems
  9.75%, 12/1/06                    50,000      52,313
Dade International
  11.125%, 5/1/06                   50,000      55,750
Fresensius Medical Care
  9.00%, 12/1/06                    50,000      52,250
Frontiervision
  11.00%, 10/15/06                  15,000      16,725
Genesis Eldercar
  9.00%, 8/1/07                     25,000      24,563
Genesis Health Ventures
  9.25%, 10/1/06                    55,000      56,100

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
Graphic Controls
  12.00%, 9/15/05                 $ 45,000  $   50,288
ICN Pharmaceuticals
  9.25%, 8/15/05                    20,000      21,250
Icon Fitness
  0.00%, 11/15/06(2)                60,000      35,175
Integrated Health Services
  9.50%, 9/15/07                    20,000      20,650
  9.25%, 1/15/08                    40,000      40,800
Manor Care
  7.50%, 6/15/06                   285,000     302,813
National Health
  7.30%, 7/15/07                   565,000     590,425
Paracelsus Healthcare
  10.00%, 8/15/06                   50,000      51,375
Paragon Health
  9.50%, 11/1/07                    60,000      60,150
Prime Hospitality
  9.25%, 1/15/06                    50,000      53,188
  9.75%, 4/1/07                     40,000      43,000
Tenet Healthcare
  8.625%, 1/15/07                  125,000     129,531
Urohealth Systems
  12.50%, 4/1/04                    40,000      38,100
------------------------------------------------------
                                             1,741,471
INDUSTRIAL MACHINERY: 0.0%
------------------------------------------------------
AEP Industries
  9.875%, 11/15/07                  15,000      15,450
Coinmach
  11.75%, 11/15/05                  50,000      55,375
  11.75%, 11/15/05                   5,000       5,538
Foamex L.P.
  9.875%, 6/15/07                   15,000      15,150
Koppers Industries
  9.875%, 12/1/07                   10,000      10,300
POGO Producing
  8.75%, 5/15/07                     5,000       5,069
Safety Components International
  10.125%, 7/15/07                  20,000      20,675
Terex
  13.25%, 5/15/02                   30,000      34,275
ViaSystems
  9.75%, 6/1/07                      5,000       5,169
Waxman Industries
  0.00%, 6/1/04(2)                   5,000       4,350
------------------------------------------------------
                                               171,351
LEISURE, LODGING & ENTERTAINMENT: 0.6%
------------------------------------------------------
AMC Entertainment
  9.50%, 3/15/09                   150,000     155,437
Argosy Gaming
  13.25%, 6/1/04                   100,000     104,000
Boyd Gaming
  9.50%, 7/15/07                    50,000      52,625
Cinemark
  9.625%, 8/1/08                   175,000     182,000
Coast Hotels & Casino
  13.00%, 12/15/02                  65,000      73,450
Colorado Gaming
  12.00%, 6/1/03                    79,350      85,698
Fitzgeralds Gaming
  12.25%, 12/15/04                  70,000      70,700
Hollywood Casino
  12.75%, 11/1/03                   75,000      80,250
Host Mar Travel Plaza
  9.50%, 5/15/05                    55,000      58,575
John Q. Hammons Hotels
  8.875%, 2/15/04                  125,000     127,969
Lady Luck Gaming
  11.875%, 3/1/01                   50,000      51,000
Mohegan Tribal Gaming
  13.50%, 11/15/02                  45,000      58,219

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
Players International
  10.875%, 4/15/05                $ 25,000  $   27,000
Premier Parks
  12.00%, 8/15/03                   50,000      55,625
Showboat Marina Casino
  13.50%, 3/15/03                   50,000      59,500
Six Flags Theme Parks
  0.00%, 6/15/05(2)                250,000     261,250
Sun International Hotels
  8.625%, 12/15/07                  75,000      75,188
Time Warner Entertainment
  8.375%, 7/15/33                  535,000     611,906
  7.25%, 9/1/08                    320,000     335,600
------------------------------------------------------
                                             2,525,992
METALS & MINING: 0.4%
------------------------------------------------------
AK Steel
  9.125%, 12/15/06                  65,000      66,950
Anker Coal Group
  9.75%, 10/1/07                    15,000      15,000
Armco
  9.00%, 9/15/07                    10,000       9,825
Continental Global Group
  11.00%, 4/1/07                    30,000      32,100
Noranda
  7.00%, 7/15/05                   625,000     638,281
Parker Drilling
  9.75%, 11/15/06                   35,000      37,800
Potash Corp. Saskatchewan
  7.125%, 6/15/07                  725,000     749,469
Remington Product
  11.00%, 5/15/06                   15,000      12,675
WCI Steel
  10.00%, 12/1/04                   50,000      51,375
------------------------------------------------------
                                             1,613,475
MISCELLANEOUS - 0.4%
------------------------------------------------------
Affinity Group Holding
  11.00%, 4/1/07                    75,000      79,969
Details
  10.00%, 11/15/03                  15,000      15,413
Falcon Holdings Group L.P.
  0.00%, 9/15/03                    58,000      60,900
FWT
  9.875%, 11/15/07                  15,000      15,413
Glenoit
  11.00%, 4/15/07                   15,000      16,163
Hedstrom Holdings
  10.00%, 6/1/07                    15,000      15,150
  0.00%, 6/1/09                      5,000       3,000
Huntsman
  9.0937%, 7/1/07                   50,000      52,500
Integrated Device Technology
  5.50%, 6/1/02                     20,000      16,800
Iron Mountain
  10.125%, 10/1/06                  10,000      11,025
  8.75%, 9/30/09                    20,000      20,550
Isle of Capri/Cap
  13.00%, 8/31/04                   10,000      10,138
OrbComm Global
  14.00%, 8/15/04                   50,000      54,500
OutSourcing Solutions
  11.00%, 11/1/06                   20,000      22,100
Pierce Leahy
  11.125%, 7/15/06                   3,000       3,405
Polymer Group
  9.00%, 7/1/07                     20,000      20,000
Premium Standard Farms
  11.00%, 9/17/03                   18,158      19,974
Radnor Holdings
  10.00%, 12/1/03                   10,000      10,400
Railcar Leasing
  6.75%, 7/15/06                   653,353     663,153

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
Soc Quimica Y Minera De
  7.70%, 9/15/06                  $120,000  $  122,850
UIH Australia/Pacific Notes
  14.00%, 5/15/06                   65,000      44,525
------------------------------------------------------
                                             1,277,928
PACKAGING & CONTAINERS: 0.0%
------------------------------------------------------
Huntsman Packaging
  9.125%, 10/1/07                   25,000      25,813
Owens-Illinois
  8.10%, 5/15/07                    25,000      26,813
Riverwood International
  10.25%, 4/1/06                    50,000      50,375
  10.875%, 4/1/08                    5,000       4,825
Stater Brothers
  11.00%, 3/1/01                     5,000       5,500
Stone Container
  11.50%, 10/1/04                   30,000      32,100
  11.50%, 8/15/06                   10,000      10,500
------------------------------------------------------
                                               155,926
PAPER & FOREST PRODUCTS: 0.0%
------------------------------------------------------
Florida Coast Paper LLC
  12.75%, 6/1/03                    45,000      47,925
MAXXAM Group Holdings
  12.00%, 8/1/03                    10,000      10,863
Repap,Wisconsin
  9.875%, 5/1/06                    50,000      54,750
------------------------------------------------------
                                               113,538
REAL ESTATE: 0.0%
------------------------------------------------------
HMH Properties
  8.875%, 7/15/07                   35,000      36,925
------------------------------------------------------

RETAIL: 0.1%
------------------------------------------------------
Adams Outdoor Advertising
  10.75%, 3/15/06                   50,000      54,750
Affinity Group
  11.50%, 10/15/03                  75,000      80,156
Amscan Holdings
  9.875%, 12/15/07                  10,000      10,225
FRD Acquisition
  12.50%, 7/15/04                   10,000      10,850
Fleming
  10.50%, 12/1/04                   30,000      31,500
Jitney-Jungle Stores
  12.00%, 3/1/06                    50,000      56,750
Outdoor Systems
  9.375%, 10/15/06                   5,000       5,338
Rite Aid
  6.70%, 12/15/01                  115,000     116,869
Sealy Mattress
  0.00%, 12/15/07(2)                20,000      12,150
Specialty Retailers
  8.50%, 7/15/05                     5,000       5,100
Stater Brothers Holdings
  9.00%, 7/1/04                    100,000     104,250
Zale
  8.50%, 10/1/07                    20,000      19,800
------------------------------------------------------
                                               507,738
TELECOMMUNICATIONS: 0.9%
------------------------------------------------------
Adelphia Communications
  9.50%, 2/15/04                    10,475      10,737
Advanced Radio Telecom
  14.00%, 2/15/07                   25,000      24,000
American Communication Services
  0.00%, 11/1/05(2)                 80,000      64,400
  0.00%, 4/1/06(2)                  75,000      58,031
American Community Services
  13.75%, 7/15/07                   20,000      23,700
BTI Telecom
  10.50%, 9/15/07                   30,000      30,750
Capstar Broadcasting
  9.25%, 7/1/07                     50,000      51,250

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
Cencall Communication
  0.00%, 1/15/04(2)             $    5,000  $    4,531
Centennial Cellular
  8.875%, 11/1/01                   15,000      15,300
Comcast Cellular
  9.50%, 5/1/07                     60,000      62,850
Compania Telecom Chile
  7.625%, 7/15/06                1,060,000   1,086,500
Dobson Communications
  11.75%, 4/15/07                   55,000      58,163
GST USA
  0.00%, 12/15/05(2)                95,000      72,675
GlobalStar
  11.375%, 2/15/04                  50,000      57,500
Hyperion Telecommunication
  0.00%, 4/15/03(2)                 60,000      43,650
  12.25%, 9/1/04                    35,000      38,763
ITC Deltacom
  11.00%, 6/1/07                    35,000      38,675
Intelcom Group USA
  0.00%, 5/1/06(2)                  60,000      45,000
Intercel
  0.00%, 2/1/06(2)                  80,000      57,200
Intermedia Communications
  8.50%, 1/15/08                    80,000      80,200
Iridium LLC/Capital
  14.00%, 7/15/05                   70,000      76,825
  11.25%, 7/15/05                   20,000      19,800
Jacor Communications
  9.75%, 12/15/06                    5,000       5,388
MGC Communications
  13.00%, 10/1/04                   10,000      10,050
McLeodusa
  0.00%, 3/1/07(2)                  65,000      47,288
Metrocall
  10.375%, 10/1/07                  30,000      30,600
  9.75%, 11/1/07                    20,000      19,850
Mobile Telecommunications
  13.50%, 12/15/02                  30,000      34,950
Nextel Communications
  0.00%, 8/15/04(2)                250,000     222,500
  0.00%, 9/15/07                   450,000     285,188
OmniPoint
  11.625%, 8/15/06                  30,000      31,800
Qwest Communications International
  0.00%, 10/15/07(2)                35,000      23,800
RCN
  10.00%, 10/15/07                  10,000      10,325
  0.00%, 10/15/07                   50,000      31,500
SK Telecom
  7.75%, 4/29/04                   275,000     213,813
Teleport Communications
  0.00%, 7/1/07(2)                  50,000      41,000
Teligent
  11.50%, 12/1/07                   60,000      60,300
US West Capital Funding
  6.95%, 1/15/37(+)                620,000     639,375
Ucar Global Enterprises
  12.00%, 1/15/05                   30,000      33,863
Winstar Communications
  0.00%, 3/1/07(2)                  40,000      49,000
  0.00%, 10/15/05(2)                30,000      31,425
Winstar Equipment
  12.50%, 3/15/04                   30,000      33,450
Wireless One
  13.00%, 10/15/03                  40,000      17,600
------------------------------------------------------
                                             3,893,565
TEXTILES & FURNITURE: 0.0%
------------------------------------------------------
Celestica International
  10.50%, 12/31/06                  25,000      27,125
Clark-Schwebel
  10.50%, 4/15/06                   45,000      48,994
GFSI
  9.625%, 3/1/07                    25,000      25,750
Guess
  9.50%, 8/15/03                     5,000       5,163
------------------------------------------------------
                                               107,032

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
TRANSPORTATION & SHIPPING: 0.5%
------------------------------------------------------
Atlantic Express
  10.75%, 2/1/04               $    10,000  $   10,625
Blue Bird Body Notes
  10.75%, 11/15/06                  25,000      26,875
CSX Transportation
  7.95%, 5/1/27                    315,000     355,163
Chemical Leaman
  10.375%, 6/15/05                  10,000      10,500
Coach USA
  9.375%, 7/1/07                    20,000      20,450
Continental Airlines
  9.50%, 12/15/01                   65,000      68,413
  7.42%, 10/1/08                   100,000     102,875
Eletson Holdings
  9.25%, 11/15/03                   50,000      51,188
Kitty Hawk
  9.95%, 11/15/04                   30,000      30,675
Newport News Shipbuilding
  8.625%, 12/1/06                   60,000      63,300
Norfolk Southern
  6.95%, 5/1/02                    400,000     412,000
  7.80%, 5/15/07                   400,000     453,500
  7.05%, 5/1/37                    555,000     588,994
Trans World Airlines
  11.50%, 12/15/04                  15,000      15,075
Viking Star Shipping
  9.625%, 7/15/03                    4,000       4,195
------------------------------------------------------
                                             2,213,828
UTILITIES: 0.8%
------------------------------------------------------
AES
  8.375%, 8/15/07                   25,000      25,000
Arizona Public Service
  6.75%, 11/15/06                  315,000     321,694
Cleveland Electric
  9.50%, 5/15/05                    30,000      33,488
Comp Nav Perez
  9.00%, 1/30/04                    35,000      35,788
Connecticut Light & Power
  7.875%, 6/1/01                   210,000     216,825
El Pase Electric
  9.40%, 5/1/11                     10,000      11,375
Enersis SA
  7.40%, 12/1/16                   735,000     764,400
Illinova
  7.125%, 2/1/04                    80,000      81,800
Jersey Central Power & Light
  6.85%, 11/27/06                  115,000     117,300
Long Island Lighting
  9.00%, 11/1/22                    45,000      50,119
Midland Funding II
  11.75%, 7/23/05                   80,000      94,000
Niagara Mohawk Power
  9.95%, 6/1/00                     50,000      50,000
  5.875%, 9/1/02                    50,000      48,125
Northeast Utilities
  8.38%, 3/1/05                     36,800      36,800
Northeast Utility
  8.58%, 12/1/06                    14,277      14,224
Saga Petroleum
  7.25%, 9/23/27                   295,000     307,538
YPF Sociedad Anomina
  7.75%, 8/27/07                 1,220,000   1,238,300
------------------------------------------------------
                                             3,446,776
FOREIGN GOVERNMENT BONDS: 8.1%
------------------------------------------------------
Bundes Republic. Deutsch.
  Series 92
  7.25%, 10/21/02 (Germany)      8,280,000   5,076,866
Bundes Republic. Deutschland 97
  (Germany)
  6.00%, 7/4/07                  8,995,000   5,252,730
Bundesrepublic Deutschland
  (Germany)
  8.00%, 7/22/02                 7,875,000   4,943,245
France O.A.T. (France)
  5.50%, 10/25/07               18,574,000   3,121,209

                                   Par        Market
                                  Amount**    Value
------------------------------------------------------
Germany (Federal Republic of)
 (Germany)
  6.00%, 1/4/07            $     9,710,000  $  5,665,944
Mexican Disc-C (Mexico)
  6.8203%, 12/31/19                591,000       547,783
New Zealand Government
  (New Zealand)
  10.00%, 3/15/02                1,615,000     1,027,133
   8.00%, 4/15/04                1,220,000       737,388
Poland Global Regd (Poland)
  4.00%, 10/27/14                   90,000        75,825
Republic of Brazil (Brazil)
  6.875%, 4/15/06                    2,400         2,064
South Africa (Republic of)
  (South Africa)
  13.00%, 8/31/10                1,160,000       227,072
Swedish Government (Sweden)
  8.00%, 8/15/07                10,100,000     1,460,433
Turkey T-Bill (Turkey)
  0.00%, 9/16/98            30,830,000,000        80,791
Turkey T-Bill(Turkey)
  0.00%, 6/4/98             32,370,000,000       107,683
Turkey T-Bill Government
  (Turkey)
  0.00%, 7/29/98            40,760,000,000       117,668
United Kingdom Treasury
  (UK)
  7.00%, 6/7/02                  2,270,000     3,815,742
United Kingdom Treasury
  (UK)
  7.50%, 12/7/06                 1,730,000     3,067,658
--------------------------------------------------------
                                              35,327,234
TOTAL LONG-TERM DEBT INVESTMENTS: 30.6%
(Cost $132,624,633)                          134,236,959
--------------------------------------------------------

                                   Number
COMMON STOCKS:                   of Shares
------------------------------------------------------
AEROSPACE AND DEFENSE: 0.8%
------------------------------------------------------
Boeing                              22,975   1,124,339
Micrel*                              3,300      93,431
Northrop                             6,925     796,375
Remec*                               6,925     157,111
Rolls-Royce plc (United Kingdom)    52,000     197,280
Textron                             18,400   1,150,000
------------------------------------------------------
                                             3,518,536
AUTOMOBILES & AUTO PARTS: 1.8%
------------------------------------------------------
Avis Rent-A-Car*                     5,500     175,656
Bayerische Motoren Werke (BMW)
  AG (Germany)                         777     580,995
Bridgestone (Japan)                  8,000     173,693
Chrysler                            13,825     486,467
Cooper Industries                   17,410     853,090
Dana                                23,960   1,138,100
General Motors Class H              13,160     486,097
Goodyear Tire & Rubber              20,510   1,304,949
Meritor Automotive                   3,916      82,486
Michelin (France)                   11,292     568,021
Penske Motorsports*                  3,200      79,800
Perusahaan Otomobil Nasional
  (Malaysia)                        15,000      14,649
Qingling Motors (Hong Kong)        104,000      51,011
Renault SA (France)*                 2,070      58,181
Tata Engineering and Locom-GDR       9,500      79,183
TRW                                 15,900     848,663
Tenneco                             29,015   1,146,093
------------------------------------------------------
                                             8,127,134
BANKING, FINANCE & INSURANCE: 10.3%
------------------------------------------------------
ABN Amro Holdings N.V.
  (Netherlands)                      8,945     174,354
Ahmanson (H.F.) & Co.               17,125   1,146,305
Allied Irish Banks (Ireland)        52,261     507,155
American Express                    27,200   2,427,600
American General                    20,040   1,083,412
American International Group        15,000   1,631,250
Aon                                 17,615   1,032,679
Associates First Capital             4,700     334,288
Banco Frances Rio Plata              5,500     150,563
Banco Frances Del Rio Plata
  (Argentina)                       10,888     101,060
Banc One                            15,550     844,559
Bangkok Bank-For Reg (Thailand)     13,000      33,657
Bank of Boston                       5,600     526,050
Bank of Ireland (Ireland)           37,085     572,638
Bank of Nova Scotia (Canada)         9,952     468,878

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
BankAmerica                         33,900 $ 2,474,700
Bankers Trust New York               8,795     988,888
Banque Nationale de Paris (France)   3,150     167,292
Beneficial                           6,860     570,238
Cetelem (France)                     1,970     268,183
Cigna                                5,085     880,023
Comerica                            12,500   1,128,125
Commonwealth Bank of Australia
  (Australia)                       18,025     206,682
Conseco                             26,700   1,213,181
Crestar Financial                      600      34,200
Dao Heng Bank Group Ltd.
  (Hong Kong)                       37,000      92,413
Deutsche Bank AG (Germany)           6,300     440,606
Development Bank of Singapore
  (Singapore)                       27,000     231,085
Fifth Third Bancorp                  4,100     334,919
Finance Indust Gaz et Eaux
  (France)                               1         431
First Chicago NBD                   28,780   2,403,130
First National Bank Holdings
  Limited (South Africa)            22,500     199,967
First Tennessee National
  Corporation                        4,670     312,014
Franklin Resources                  10,300     895,456
G. Accion SA*                        6,700      76,459
Grupo Financiero Banamex-B
  (Mexico)*                         77,000     230,036
Guoco Group (Hong Kong)             30,000      73,380
Haci Omer Sabanci Holdings*         13,000     198,250
Housing and Commercial Bank            647       3,394
HSBC Holdings (Hong Kong)           21,382     527,146
Industrial Finance - Foreign
  (Thailand)                        16,400       2,618
Irsa - SP GDR                        2,000      75,250
ING Groep N.V. (Netherlands)        14,033     591,373
Julius Baer Holding AG
  (Switzerland)                        149     276,190
Liberty Life Association of Africa
  (South Africa)                     9,500     244,019
Malaysia Assurance Alliance
  (Malaysia)                        32,000      36,679
MBNA                                55,013   1,502,529
Mercantile Bancorporation            8,260     507,990
Morgan (J.P.)                        8,750     987,656
Morgan St Dean Witter Discover      18,602   1,099,843
Nikko Securities Ltd. (Japan)       59,000     156,615
Overseas Chinese Banking
  (Singapore)                       15,000      87,370
Overseas Union Bank (Singapore)     24,000      92,006
PNC Financial Group                 38,530   2,198,618
QBE Insurance Group LTD
  (Australia)                       17,275      77,736
Regions Financial                   10,160     428,942
Reinsurance Group of America         4,200     178,762
R.O.C. Taiwan Fund                  31,000     251,875
Royal Bank of Canada (Canada)        4,100     216,839
Royal & Sun Alliance Insurance
  Group (United Kingdom)            10,300     103,638
Schweizerische Bankgesellschaft
  (Switzerland)                        550     794,528
Societe Generale (France)            2,500     340,334
SouthTrust                             300      19,013
State Bank of India - GDR            5,700      99,038
Summit Bancorp*                      9,615     511,999
Suntrust Banks                       7,640     545,305
Taiwan Fund                          9,300     153,450
Travelers Group                     44,548   2,399,996
USF & G                             42,990     948,467
Unibanco-GDR*                       13,100     421,656
Union Planters                       9,090     617,552
United Overseas Bank (Singapore)    54,000     300,089
Washington Mutual                   34,490   2,199,815
Wells Fargo                          2,400     814,650
Westpac Banking                     66,000     422,078
Yapi Ve Kredi Bankasi*               6,200     234,825
Zurich Versicherungsgesellschaft
  (Switzerland)                        393     187,092
------------------------------------------------------
                                            45,111,081
BUILDINGS & MATERIALS: 0.9%
------------------------------------------------------
Cemex S.A.-Class B                  34,300     181,981
Cemex S.A. de C.V.                  52,508     238,229
Corporacion Moxctezuma -
  Series B (Mexico)*                68,000      84,125
CRH (Ireland)                       50,597     593,541
Gujarat Ambuja Cement-GDR           15,000     106,875
IJM - Berhad (Malaysia)             72,000      23,870
Lafarge SA (France)                  5,700     373,691
Larsen & Toubro-GDR*                 3,600      39,960
Masco                               31,360   1,595,440
National City                        7,395     486,221
White Cap Industries*                1,700      31,238
                                             3,755,171

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
CABLE, MEDIA, & PUBLISHING: 1.6%
------------------------------------------------------
Cellular Communications
  International*                         1  $       47
Dai Nippon Printing (Japan)         20,000     375,926
Gannett                             39,200   2,423,050
InterPublic Group                   18,800     936,475
Lamar Advertising*                   4,000     159,500
McGraw-Hill                         10,605     784,770
Polaroid                            21,475   1,045,564
Sinclair Broadcasting Group*         1,400      64,838
Star Publications (Malaysia)        28,000      31,951
Telecommunications-TCI Ventures
  Group A*                          29,100     824,803
Times Mirror 'A'                     5,000     307,500
------------------------------------------------------
                                             6,954,424
CHEMICALS: 0.8%
------------------------------------------------------
Bayer AG (Germany)                  13,765     510,807
Cheung Kong Infrastructure
  (Hong Kong)                       32,000      90,457
Ciba Specialty Chemicals
  (Switzerland)*                     3,369     400,962
DuPont (E.I.) deNemours             14,755     886,222
Eastman Chemical                    14,280     850,552
Witco                               18,690     762,786
Zhenhai Refining-H (Hong Kong)      68,000      28,307
------------------------------------------------------
                                             3,530,093
COMPUTERS & TECHNOLOGY: 5.4%
------------------------------------------------------
ASE Test*                            1,700     110,713
Acer*                                6,000      42,750
Adflex Solutions*                    3,600      58,725
Analysts International               5,400     187,650
Applied Graphics Technologies*       1,200      63,600
Applied Micro Circuits*              1,300      16,169
Arbor Software*                      3,700     150,544
Aspect Development*                  1,400      72,975
Asustek Computer*                    5,300      88,113
Aware*                               7,400      75,388
BMC Software*                       19,700   1,291,581
Best Software*                       4,300      39,909
Black Box*                           4,400     156,200
Compaq Computer                     20,500   1,156,969
Complete Business Solutions*         6,000     261,375
Computer Associates International   57,895   3,061,198
Computer Horizons*                   6,007     274,820
Computer Learning Centers*           8,500     521,156
Computer Task Group                  5,000     177,813
Compuware*                          23,300     746,328
Data Processing Resources*           3,600      92,475
Dell Computer*                      11,400     957,956
Discreet Logic*                      5,400     116,606
EMC*                                40,800   1,119,450
HBO                                 32,000   1,535,000
Harbinger*                           4,500     126,563
Hewlett-Packard                     26,585   1,661,563
IDT*                                 4,500      90,844
Igen International*                  3,800      50,350
Industrial-Matematik
  International*                     4,700     138,944
Information Management Associates*   2,100      19,359
Information Management Resources*    4,150     156,403
Integrated Process Equipment*        2,800      44,187
IBM                                 15,975   1,670,386
Keane*                               8,900     361,563
Legato Systems*                      3,600     157,950
Microsoft*                          19,800   2,558,531
NCR*                                20,680     575,162
Omtool, Ltd.*                        6,700      68,675
PMC - Sierra*                        2,100      65,494
PMT Services*                        6,400      89,400
Parametric Technology*              16,400     775,925
PeopleSoft*                         38,400   1,492,800
Peregrine Systems*                   7,000      92,313
Peritus Software Services*           2,000      40,812
Pinnacle Systems*                    2,000      49,375
Registry*                            4,180     193,325
SDL*                                 2,600      37,538
Seagate Technology*                 21,830     420,228

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
Simulation Sciences*                 6,300  $  102,375
Software AG Systems*                   900      13,050
Summit Design                        4,700      48,469
Technology Solutions*                9,325     246,238
------------------------------------------------------
                                            23,723,285
CONSUMER PRODUCTS: 2.4%
------------------------------------------------------
Clorox                              24,940   1,971,819
Equity*                              7,950     183,844
Estee Lauder Class A                10,000     514,375
Fuji Photo Film (Japan)              9,000     345,238
General Electric                    47,700   3,499,988
Guangdong Kelon Electric Holding
  (Hong Kong)                       73,000      74,910
Home Products International*         6,500      75,563
Kao (Japan)                         29,000     418,275
Magna International - Class A
  (Canada)                           4,100     256,994
Minnesota Mining & Manufacturing    10,725     880,120
Procter & Gamble                    27,800   2,218,788
Weider Nutrition International      15,600     194,025
------------------------------------------------------
                                            10,633,939
ELECTRONICS & ELECTRICAL: 3.5%
------------------------------------------------------
ABB (Switzerland)                       92     115,472
ATMI*                                2,300      55,344
Act Manufacturing*                   2,800      40,075
Advanced Lighting Technologies*      8,600     162,325
Beiging Datang Power (Hong Kong)*   58,000      26,577
Brooks Automation*                   3,350      61,138
Canon Electronics (Japan)           18,000     419,809
CBS                                 45,300   1,333,519
Credence Systems*                    8,125     240,195
Dixons Group plc (United Kingdom)   19,900     197,443
EFTC*                                6,200     102,300
Eaton                                7,965     710,876
Emerson Electric                    16,965     957,462
Flextronics International*           4,700     160,975
General Electric (United Kingdom)   69,935     460,278
Harmonic Lightwaves*                 7,300      79,844
Intel                               20,945   1,470,732
LeCroy*                              2,100      62,738
Murata Manufacturing (Japan)         4,000     100,656
Phillips Electronics N.V.
  (Netherlands)                      8,659     519,583
Photronics*                          3,800      92,625
Power Integrations*                  6,000      57,188
Premisys Communications*             4,200     109,200
RF Micro Devices*                    2,100      25,397
Raytheon-Class A*                    7,739     381,611
SGS-Thomson Microelec-NY shs*        7,693     469,754
Schlumberger Limited                24,400   1,964,200
Siliconware Precision*               3,300      42,323
Smiths Industries (UK)              24,097     344,019
Sony (Japan)                         6,000     533,968
Taiwan Semiconductors-ADR*           1,800      32,738
Texas Instruments                   44,400   1,998,000
Xerox                               29,365   2,167,504
------------------------------------------------------
                                            15,495,868
ENERGY: 3.8%
------------------------------------------------------
Amoco                               12,730   1,083,641
A.O. Taneft-ADR                      1,100     156,750
Atlantic Richfield                  12,680   1,015,985
British Petroleum (UK)              37,593     496,387
British Petroleum ADR               10,954     872,897
Burmah Castrol (United Kingdom)     30,708     535,401
Centrais Elec Bras                  18,700     464,882
Coastal                             12,660     784,129
Elf Aquitaine                       24,250   1,421,656
Elf Aquitaine (France)               4,702     546,426
Enron                                7,100     295,094
Ente Nazionale Idrocarburi SpA
  (ENI)                            102,357     580,339
Exxon                               40,387   2,471,180
Huaneng Power International*         3,000      69,563
Kerr-McGee                           8,150     515,997
Mobil                               25,010   1,805,409
Occidental Petroleum                27,771     814,037
Petroleo Brasileiro                 13,400     313,292
Ramco Energy PLC                    11,000     146,438

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
Shell Transport & Trading
  (United Kingdom)                  64,977  $  473,198
Tosco                               26,815   1,013,942
Total SA (France)                    5,684     618,082
------------------------------------------------------
                                            16,494,725
ENVIRONMENTAL SERVICES: 1.0%
------------------------------------------------------
Browning Ferris                     25,105     928,885
Cia Vale Do Rio Doce                15,100     303,661
Halliburton                         37,300   1,937,269
Superior Services*                   4,900     143,019
USA Waste Services*                 25,100     985,175
Waterlink*                           3,300      54,450
------------------------------------------------------
                                             4,352,459
FOOD, BEVERAGE & TOBACCO: 3.7%
------------------------------------------------------
B.A.T. Industries plc
  (United Kingdom)                  76,010     695,224
Bass plc (United Kingdom)           36,560     564,461
Campbell Soup                       13,800     802,125
China Foods Holdings Limited
  (Hong Kong)                       98,000      32,256
Coca-Cola Enterprises               37,800   1,344,263
ConAgra                             22,000     721,875
Fine Host*                           3,600      36,675
General Cigar Holdings*              3,400      72,463
General Mills                       18,665   1,336,881
Greencore Group (Ireland)           64,457     303,556
Guangnan Holdings (Hong Kong)       34,000      27,868
Heinz (H.J.)                        19,520     991,860
Holt's Cigar Holdings*               2,300      21,131
Kentucky Fried Chicken Berhad
  (Malaysia)                        36,000      58,288
Nestle SA (Switzerland)                620     928,304
NG Fung Hong Limited (Hong Kong)    42,000      44,183
Panamerican Beverages                9,200     300,150
PepsiCo                             26,015     947,922
Philip Morris                       29,200   1,323,125
PT Gudang Garam (India)             19,000      28,932
Quaker Oats                         20,540   1,083,485
RJR Nabisco Holdings                20,215     758,063
Ralston-Purina Group                 6,785     630,581
Sara Lee                            31,830   1,792,427
Unilever (United Kingdom)           60,243     518,219
Whitman                             28,760     749,557
------------------------------------------------------
                                            16,113,874
HEALTHCARE & PHARMACEUTICALS: 7.2%
------------------------------------------------------
American Home Products              17,875   1,367,438
American Homepatient*                3,400      79,050
Astra AB-A Shrs (Sweden)             7,624     132,126
Baxter International                26,655   1,344,412
BioReliance*                           900      20,700
Bristol-Myers Squibb                40,615   3,843,194
Cardinal Health                     11,400     856,425
CareMatrix*                          3,600     103,500
Centennial HealthCare*               4,500     101,531
Compdent*                            2,725      55,692
Concentra Managed Care*              3,839     129,326
Cor Therapeutics*                    5,900     133,119
Cytyc*                               5,700     142,144
Digene*                              6,000      51,375
Dura Pharmaceuticals*                4,200     193,725
Eli Lilly & Company                 16,300   1,134,888
F.Y.I.*                              2,800      64,575
Glaxo Wellcome plc-ADR              10,645     509,629
Glaxo Wellcome plc
  (United Kingdom)                  20,143     477,788
Healthcare Recoveries*               8,500     187,000
Healthsouth*                        43,800   1,215,450
Impath*                              3,400     109,650
Johnson & Johnson                   17,770   1,170,599
Kendle International*                3,500      57,750
MedQuist*                            4,000     138,500
Medicis Pharmaceutical Cl A*         6,550     335,278
Merck & Company                     31,450   3,341,563
Minimed*                             2,900     114,369
Monarch Dental*                      2,000      27,125
NBTY*                                  800      26,750
NCS HealthCare*                      2,300      60,663

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
National Surgery Centers*            5,175 $   135,520
Novartis (Switzerland)                 270     437,688
OrthAlliance-Class A*                1,800      16,369
Pediatrix Medical Group*               900      38,475
Pfizer                              32,500   2,423,281
Pharmacia & Upjohn                  54,297   1,988,628
Pharmacia & Upjohn (Sweden)          6,258     230,314
Phymatrix*                           5,900      93,294
Promedco Management*                 6,200      62,388
Quintiles Transnational*            12,700     487,363
Ranbaxy Laboratories-GDR             4,400     112,750
Renal Care Group*                    3,150     101,194
Rexall Sundown*                     13,196     398,767
Sabratek*                            5,400     155,925
Schering-Plough                     25,600   1,590,400
Simione Central Holdings*            5,900      53,469
Spine-Tech*                          3,600     185,287
Stewart Enterprises                  4,250     198,422
Trimeris*                            3,550      46,039
Tyco International                  50,200   2,262,138
VA Technologie (Austria)             2,653     402,838
Warner-Lambert                      17,800   2,207,200
Wesley Jessen VisionCare*            4,900     191,713
Xomed Surgical Products*             2,200      51,975
Yamanouchi Pharmaceutical (Japan)    8,000     171,852
------------------------------------------------------
                                            31,568,623
INDUSTRIAL MACHINERY: 0.9%
------------------------------------------------------
ADE*                                 3,500      61,250
Caterpillar                         16,220     787,684
Deere & Co.                         11,525     672,052
Ingersoll-Rand                      23,900     967,950
Innovative Valve Technologies*       1,500      30,188
Mannesmann AG (Germany)*             1,000     502,015
Molins (United Kingdom)              7,262      35,696
Rieter Holdings (Switzerland)          433     184,810
Sandvik (Sweeden)                   11,851     339,065
Terex-Appreciation Rights*             600      10,800
Tomkins Plc (UK)                    99,384     465,572
------------------------------------------------------
                                             4,057,082
LEISURE, LODGING & ENTERTAINMENT: 1.2%
------------------------------------------------------
American Coin Merchandising*         1,500      26,625
Berjaya Sports Toto Berhad
  (Malaysia)                        49,000     125,302
Carnival Cruise Lines               20,500   1,135,188
Eastman Kodak                       19,450   1,182,803
ITT                                  9,200     762,450
Indian Hotels                        2,500      47,031
Marriott International              20,800   1,440,400
Morton's Restaurant Group*           2,800      56,700
North Face*                          7,900     174,047
Pegasus Systems*                     4,200      62,475
Signature Resorts*                   7,300     160,144
Travel Services International*       4,300     100,513
Trendwest Resorts*                   1,700      38,888
Vistana*                             7,600     173,850
------------------------------------------------------
                                             5,486,416
METALS & MINING: 0.3%
------------------------------------------------------
Billiton Plc (South Africa)*        40,000     102,745
CIA Siderurgica Nacl                 2,300      59,369
Grupo Imsa SA                        6,000     141,375
Hindalco Industries*                 3,300      64,944
Khgm Polska Miedz*                   9,500      60,563
Madeco SA                            7,400     112,850
Outdoor Systems*                     3,050     117,044
Pohang Iron & Steel (Korea)          1,020      27,621
Rio Tinto plc (United Kingdom)      34,285     398,982
Siderurgica Venez Siv-SP            14,000      56,840
------------------------------------------------------
                                             1,142,333
MISCELLANEOUS: 1.8%
------------------------------------------------------
Barnett                              4,000      89,000
Bright Horizons*                     3,500      66,281
BTR PLC (United Kingdom)           115,400     355,007
CN Biosciences                       2,400      61,200

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
Caribiner International*             1,600  $   71,200
Cendant                             31,500   1,082,813
Consolidated Stores*                22,500     988,594
Cookson Group PLC (United Kingdom)  41,100     132,538
CoreStaff*                           3,425      91,191
Education Management*                5,200     162,825
Encad Incorporated*                  5,400     149,850
Helix Technology                     2,500      49,063
Ito-Yokado, Ltd. (Japan)             7,000     357,129
KTI INC*                             1,600      26,300
Lason Incorporated*                  6,200     163,913
Learning Tree International*         3,500     101,719
Lonrho PLC (South Africa)           74,200     112,830
Magna International-Class A            300      18,844
Malakoff Berhad (Malaysia)          40,000      83,269
Market Facts*                        5,000      85,000
Metzler Group*                         500      19,938
NCO Group*                           8,850     225,675
On Assignment*                       7,100     186,375
Outsource International*             3,900      46,313
Pitney Bowes                        17,285   1,554,570
Romac International*                 3,900      95,306
Ryder Systems                       22,260     729,015
Securicor (United Kingdom)          56,573     267,354
Siebe plc (United Kingdom)           7,000     131,630
Staff Leasing*                       6,000     114,000
Strayer Education                    7,200     243,000
Universal Outdoor Holdings*          3,000     156,375
Wackenhut Corrections*               4,200     112,875
------------------------------------------------------
                                             8,130,992
PACKAGING & CONTAINERS: 0.4%
------------------------------------------------------
Owens-Illinois*                     37,865   1,436,503
Multicanal Participacoes*           16,700     100,200
------------------------------------------------------
                                             1,536,703
PAPER & FOREST PRODUCTS: 0.9%
------------------------------------------------------
Asia Pulp and Paper-Sponsors         4,350      43,772
Boise Cascade                       24,860     752,015
Consolidated Graphics*               2,600     121,225
Kimberly-Clark                      30,345   1,496,388
Kimberly Clark De Mexico-A
  (Mexico)                          42,400     200,778
Mayr-Melnhof Karton                  7,076      93,757
PT Indah Kiat Pulp and Paper
  (India)                          135,000      23,932
Svenska Cellulosa (Sweeden)         16,292     366,535
Temple-Inland                        5,795     303,151
Willamette Industries               19,265     620,092
------------------------------------------------------
                                             4,021,645
REAL ESTATE: 0.3%
------------------------------------------------------
Amoy Properties Ltd. (Hong Kong)   160,000     140,436
Ayala Land (Philippines)           238,000      94,025
Belle (Phillippines)*              830,000      31,970
CB Commercial Real Estate
  Services Group*                      400      12,875
Cheung Kong (Holdings) (Hong Kong)  41,000     268,577
SM Prime Holdings                  450,000      66,667
Starwood Lodging Trust               8,100     468,788
Sun Hung Kai Properties
  (Hong Kong)                       19,000     132,433
Youth Services International*        6,100      93,597
------------------------------------------------------
                                             1,309,368
RETAIL: 4.4%
------------------------------------------------------
99 Cents Only Stores*                1,750      51,625
Action Performance*                  4,600     175,088
Ameriking*                              75       3,750
Brasil Distr Pao Acu                10,400     201,500
CVS Corporation                     34,821   2,230,720
CIFRA S.A. - SERIES V (Mexico)      76,000     186,538
Colgate-Palmolive                   17,600   1,293,600
CompUSA*                            19,000     589,000
Cost Plus*                           3,100      90,675
Costco Companies                    32,400   1,444,837
Dayton Hudson                       20,200   1,363,500
Distribucion Y Servicio*             4,800      89,100
Dollar Thrifty Automotive*           8,500     174,250
Guitar Center*                       4,700     109,275
Hibbett Sporting Goods*              3,300      73,425

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
Home Depot                          13,601  $  800,759
Hot Topic*                           3,200      71,800
Il Fornaio America*                    500       7,500
Kmart*                              73,995     855,567
Linens N Things*                     4,600     200,675
Liz Claiborne                       18,600     777,713
Lowe's Companies                    20,280     967,102
PJ America*                          2,300      34,213
Penney (J.C.)                          600      36,188
Piercing Pagoda*                     4,100     116,081
PT Ramayana Lestari Sentosa
  (India)                           19,000      17,877
Rent-Way*                           10,200     189,338
Ricoh (Japan)                       11,000     136,714
Safeway*                            11,900     752,675
Sanmina*                             2,570     174,921
Super-Sol Limited - ADR             16,100     226,406
TJX                                 31,600   1,086,250
The Men's Wearhouse*                 3,700     129,500
Toys R Us*                          35,600   1,119,175
Track 'N Trail*                      4,100      36,388
Tricon Global Restaurants*               1          15
Walgreen                            41,000   1,286,375
Wal-Mart Stores                     57,000   2,247,938
------------------------------------------------------
                                            19,348,053
TELECOMMUNICATIONS: 4.3%
------------------------------------------------------
Advanced Information Service
  (Thailand)                         7,500      37,217
Asia Satellite Telecom Holdings
  (Hong Kong)                       21,000      35,916
AT & T                              15,505     949,681
AmeriLink*                           2,700      69,694
Bell Atlantic                       12,180   1,108,380
Bell Canada International*           4,400      67,925
BellSouth                           21,130   1,189,883
CIA Telecom Chile S.A.              11,800     352,525
Compania Anonima Nacional
  Telefonos de Venezuela             2,700     112,388
Computer Products*                   9,800     222,644
Del Global Technologies*             7,011      70,110
Deutsche Telekom AG                  5,120      95,360
Deutsche Telekom (Germany)          27,185     503,272
Dycom*                               6,300     135,844
Ericsson (LM) Tel 'B' ADS           14,300     534,016
Excel Switching*                     2,900      52,019
Grupo Televisa S.A.*                 6,800     263,075
Heftel Broadcasting*                 7,000     328,563
Hybrid Networks*                     5,300      59,625
ITC DeltaCom*                        2,200      36,025
Intermedia Communications*           3,200     194,200
Lucent Technologies                 13,500   1,078,313
Mahanagar Telephone Nigam-GDR*       8,800     135,960
Northern Telecom Limited (Canada)    4,862     432,476
Northern Telecom Ltd                     3         267
Philippine Long Distance
  Telephone (Philippines)            4,900     106,469
Philippine Long Distance Telephone
  Company ADR                          800      18,000
Portugal Telecommunication           4,200     197,400
PT Indosat (India)                  20,000      37,091
SBC Communications                  30,142   2,207,901
SK Telecom (Korea)                     170      44,631
Saga Communications*                 4,943     105,039
Sprint                              61,175   3,586,384
Telecommunicacoes Brasileiras
  S/A-ADR                            3,000     349,313
Telefonaktiebolaget LM Ericsson
  (Sweeden)                          8,330     313,395
Telefonica De Argentina              8,000     298,000
Telekom Malaysia (Malaysia)         54,000     159,599
Telekomunikasi Indonesia             5,300      58,631
Tellabs*                            18,200     960,619
U.S. West Communications Group      22,500   1,015,313
Videsh Sanchar Nigam Ltd.*           5,500      77,138
Vodafone Group plc
  (United Kingdom)                 133,022     973,127
Winstar Communications               6,800     170,212
------------------------------------------------------
                                            18,743,640
TEXTILES, APPAREL & FURNITURE: 0.2%
------------------------------------------------------
Cort Business Services*              5,600     222,950
French Fragrances*                   6,700      61,138
Jones Apparel Group*                10,600     455,800

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
PT Indorama Synthetics (India)      81,000  $   36,082
Wolverine World Wide                 6,185     139,936
------------------------------------------------------
                                               915,906
TRANSPORTATION & SHIPPING:1.0%
------------------------------------------------------
Bombardier (Canada)                 14,800     304,397
Budget Group*                        8,300     286,869
Canadian National Railway           10,660     503,685
Delta Air Lines                      7,490     891,310
Expeditors International             5,350     208,316
Jevic Transportation*                2,800      45,150
Linea Aerea Nacional-ADR*            7,700     104,913
New World Infrastructure
  (Hong Kong)*                      35,000      78,834
Norfolk Southern                       390      12,017
Peninsular and Orient Steam
  (United Kingdom)                  19,483     223,193
Rental Service*                      5,400     132,638
Union Pacific                       18,925   1,181,630
Yamato Transport (Japan)            15,000     201,389
------------------------------------------------------
                                             4,174,341
UTILITIES: 2.2%
------------------------------------------------------
Akzo Nobel (Netherlands)             2,993     516,335
BSES Ltd-GDR*                        5,900     102,513
Compagnie Generale des Eaux
  (France)*                          3,949     550,703
Companhia Energetica de Minas
  Gerais-ADR                         6,600     286,704
EDP - Electricidade de Portugal,
  SA (Portugal)*                    31,000     587,306
Electricity Generating Public
  Company Limited (Thailand)*       26,000      50,485
Engen Limited (South Africa)        34,000     172,920
Fomento Economico Mexicano,
  SA de C.V.-B (Mexico)             55,900     446,258
Goodman Fielder Limited
  (Australia)                      140,828     223,868
Hirose Electric (Japan)              3,000     153,516
Hong Kong & China Gas (Hong Kong)   69,600     134,757
Hong Kong Electric (Hong Kong)      19,000      72,225
Hutchison Whampoa (Hong Kong)       32,000     200,741
Korea Electric Power (Korea)         8,000      74,100
Kurita Water Industries (Japan)      8,000      81,630
Lukoil Holding-ADR                   3,400     312,800
Manila Electric (Philippines)       39,000     129,037
Mosenergo - ADR                      3,500     130,655
Newbridge Networks (Canada)*         5,300     185,571
Omron (Japan)                       20,000     313,016
Onward Kashiyama (Japan)            11,000     127,431
Oy Nokia AB (Finland)                4,317     306,625
Perez Companc S.A. (Argentina)      24,000     171,393
Portugal Telecom SA (Portugal)       6,600     306,409
Promise (Japan)                      4,180     232,178
Pt Asta Agro Niaga (India)*         57,500      21,171
PTT Exploration and Production
  Public Company Ltd. (Thailand)     5,800      69,325
Rohm (Japan)                         3,000     306,111
Sankyo (Japan)                       8,000     181,058
Scottish Power (United Kingdom)     67,950     601,328
Telefonos De Mexico SA (Mexico)      5,200     291,525
Tokyo Electron (Japan)               4,000     128,275
Unified Energy System*               8,400     234,054
Veba AG (Germany)                    9,572     651,880
Vendex International (Netherlands)   6,545     361,404
YPF Sociedad Anonima-ADR            23,100     789,731
------------------------------------------------------
                                             9,505,038
TOTAL COMMON STOCKS: 61.1%
(Cost $210,506,848)                        267,750,729
------------------------------------------------------

PREFERRED STOCKS
------------------------------------------------------
Alfa,S.A. de C.V.-Class A
  (Mexico)                         101,619     687,789
American Radio Systems                   5         605
Ameriking*                           3,000      79,500
Cablevision Systems                    157      18,644
Cablevision Systems PIK                465      53,475
California Federal                   1,800      47,250
Capstar Broadcasting                    25      28,563
Chancellor Radio Broadcast             502      60,115
Chevy Chase                            670      34,840
Citadel Broadcasting                   600      69,600
Echostar Communications*                20      21,050
El Paso Electric PIK                   558      61,938
Intermedia Comm PIK                    111     137,640
IXC Communications*                     30      34,800

                                   Number     Market
                                 of Shares    Value
------------------------------------------------------
Nextel Communications*                  25  $   28,875
Nextlink Communications*               589      36,513
Public Service New Hampshire         2,110      54,987
Resorts World Berhad (Malaysia)     25,000      42,084
Sasol Ltd. (South Africa)*          21,800     228,016
Spanish Broadcasting                    87      92,655
Time Warner                            974     109,613
Von Hoffman*                           360      11,250
Winstar Communications                  50      52,000
------------------------------------------------------

TOTAL PREFERRED STOCKS: 0.5%
(Cost $2,044,629)                            1,991,802
------------------------------------------------------

WARRANTS:
------------------------------------------------------
Compagnie Gen Eaux -
  Wt2001 (France)                       15         414
ESAT Holdings                           75       2,625
Hyperion Telecommunications            100       6,000
Mexico Value Recovery Rights       909,000           0
Nextlink, Warrant                      550           6
Spanish Broadcasting - WT99             35       8,225
------------------------------------------------------

TOTAL WARRANTS: 0.0%
(Cost $7,895)                                   17,270
------------------------------------------------------

                                 Maturity
REPURCHASE AGREEMENT:             Amount
------------------------------------------------------
Merrill Lynch Repurchase
Agreement dated 12/31/97,
6.50% maturing 1/2/98
collateralized by U.S.
Treasury Notes
7.75%, 12/31/99                $24,066,000  24,066,000
------------------------------------------------------

TOTAL REPURCHASE AGREEMENT: 5.5%
(Cost $24,066,000)                          24,066,000
------------------------------------------------------

TOTAL INVESTMENTS: 97.7%
(Cost $369,250,005)                        428,062,760
------------------------------------------------------

                                   Par
SECURITIES SOLD SHORT             Amount
------------------------------------------------------
FNMA
6.50%, 3/1/27                    $(190,000)   (187,625)
------------------------------------------------------

TOTAL SECURITIES SOLD SHORT: 0.0%
(Proceeds $187,209)                           (187,625)
------------------------------------------------------

Other Assets Over Liabilites: 2.3%          10,214,760
------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $15.628 per share
based on 28,032,127 shares issued
and outstanding)                          $438,089,895
======================================================


GROWTH AND INCOME FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                   Number     Market
COMMON STOCKS:                   of Shares    Value
-------------------------------------------------------
AEROSPACE & DEFENSE: 1.8%
-------------------------------------------------------
General Dynamics                   277,800  $24,012,338
United Technologies                536,400   39,056,625
-------------------------------------------------------
                                             63,068,963
AUTOMOBILES & AUTO PARTS: 3.2%
-------------------------------------------------------
Cooper Industries                  532,500   26,092,500
Ford Motor                       1,342,700   65,372,706
General Motors                     218,000   13,216,250
Johnson Controls                   160,000    7,640,000
-------------------------------------------------------
                                            112,321,456
BANKING, FINANCE & INSURANCE: 16.8%
-------------------------------------------------------
Ahmanson (H.F.) & Co.              442,000   29,586,375
Allstate                           181,749   16,516,440
Bank of Boston                     497,700   46,752,694
Bank of New York                   333,600   19,286,250
Bankers Trust New York             381,800   42,928,638
Bear Stearns                       702,827   33,384,282
Chase Manhattan                    528,200   57,837,900
Cigna                              233,700   40,444,706
Comerica                           251,300   22,679,825

                                   Number     Market
                                 of Shares    Value
--------------------------------------------------------
First Chicago NBD                  615,943  $ 51,431,241
Marsh & McLennan                   537,000    40,040,063
MBIA                               236,400    15,794,475
NationsBank                        476,200    28,958,913
Paine Webber Group                 551,850    19,073,316
SLM Holding                        277,700    38,635,013
Torchmark                          539,000    22,671,688
Travelers Group                  1,305,399    70,328,371
--------------------------------------------------------
                                             596,350,190
BUILDINGS & MATERIALS: 1.8%
--------------------------------------------------------
Armstrong World Industries         342,200    25,579,450
Centex                             136,700     8,603,556
Masco                              247,500    12,591,563
USG Corp.*                         249,300    12,215,700
--------------------------------------------------------
                                              58,990,269
CABLE, MEDIA & PUBLISHING: 3.2%
--------------------------------------------------------
Dun & Bradstreet                   530,400    16,409,250
Gannett                            342,300    21,158,419
Knight-Ridder                      150,000     7,800,000
McGraw-Hill                        333,400    24,671,600
New York Times                     321,800    21,279,025
Omnicom Group                      465,600    19,729,800
--------------------------------------------------------
                                             111,048,094
CHEMICALS: 2.1%
--------------------------------------------------------
Avery Dennison                       9,600       429,600
Dow Chemical                       521,400    52,922,100
Lyondell Petrochemicals            449,300    11,906,450
Olin                               164,700     7,720,313
--------------------------------------------------------
                                              72,978,463
COMPUTERS & TECHNOLOGY: 7.6%
--------------------------------------------------------
American Power Conversion*         126,200     2,989,363
Bay Networks*                      475,000    12,142,188
Cadence Design Systems*          1,650,350    40,433,575
Compaq Computer                    936,400    52,848,075
Deluxe                             145,900     5,033,550
HBO                                519,400    24,914,969
Microsoft*                         112,700    14,562,953
Network Associates Inc.*           275,500    14,541,234
PeopleSoft*                        138,200     5,372,525
Quantum*                           350,000     7,032,813
Storage Technology*                514,400    31,860,650
Sun Microsystems*                1,137,300    45,420,919
Western Digital*                   759,100    12,193,044
--------------------------------------------------------
                                             269,345,858
CONSUMER PRODUCTS: 5.5%
--------------------------------------------------------
Clorox                             606,800    47,975,125
General Electric                 1,211,400    88,886,465
Procter & Gamble                   741,000    59,141,063
--------------------------------------------------------
                                             196,002,653
ELECTRONICS & ELECTRICAL: 2.0%
--------------------------------------------------------
Honeywell                          517,600    35,455,600
Raytheon-Class A                    13,902       685,535
Read-Rite*                         802,800    12,744,450
Tektronix                          178,200     7,072,312
Xerox                              223,000    16,460,188
--------------------------------------------------------
                                              72,418,085
ENERGY: 8.8%
--------------------------------------------------------
Atlantic Richfield                 238,500    19,109,813
Exxon                            1,337,900    81,862,756
Halliburton                        555,600    28,856,475
Helmerich & Payne                  276,400    18,760,650
Occidental Petroleum             1,327,400    38,909,413
Oryx Energy*                       642,900    16,393,950
Royal Dutch Petroleum              590,400    31,992,300
Texaco                             778,000    42,303,750
USX-Marathon Group               1,016,900    34,320,375
--------------------------------------------------------
                                             312,509,482
FOOD, BEVERAGE & TOBACCO: 7.9%
--------------------------------------------------------
Campbell Soup                      140,600     8,172,375
Coca Cola                          659,400    43,932,525


                                   Number     Market
                                 of Shares    Value
--------------------------------------------------------
ConAgra                            663,800  $ 21,780,938
Fortune Brands                     281,200    10,421,975
Heinz (H.J.)                       703,850    35,764,378
Hershey Foods                      378,300    23,430,956
Philip Morris                    1,874,300    84,929,219
RJR Nabisco Holdings             1,226,320    45,987,000
Universal Foods                    142,600     6,024,850
--------------------------------------------------------
                                             280,444,216
HEALTHCARE & PHARMACEUTICALS: 10.0%
--------------------------------------------------------
Amgen*                             706,900    38,260,963
Bristol-Myers Squibb               923,800    87,414,575
Dura Pharmaceuticals*              155,100     7,153,988
Johnson & Johnson                  533,800    35,164,075
Lincare Holdings*                  340,800    19,510,800
Merck & Company                    721,100    76,616,875
NovaCare*                          425,000     5,551,563
Oxford Health Plans*               516,000     8,014,125
Phycor*                            481,700    13,020,953
Schering-Plough                  1,015,200    63,069,300
--------------------------------------------------------
                                             353,777,217
INDUSTRIAL MACHINERY: 3.5%
--------------------------------------------------------
Caterpillar                        878,600    42,667,013
Deere & Co.                        742,800    43,314,525
Ingersoll-Rand                     911,100    36,899,550
--------------------------------------------------------
                                             122,881,088
LEISURE, LODGING & ENTERTAINMENT: 1.7%
--------------------------------------------------------
Boston Chicken*                    823,700     5,289,698
Brunswick                          511,300    15,498,781
Callaway Golf                      750,400    21,433,300
King World Productions             328,900    18,993,975
--------------------------------------------------------
                                              61,215,754
METALS & MINING: 1.0%
--------------------------------------------------------
Phelps Dodge                       437,600    27,240,600
USX-U.S. Steel Group               299,100     9,346,875
--------------------------------------------------------
                                              36,587,475
MISCELLANEOUS: 0.6%
--------------------------------------------------------
Cendant*                           654,255    22,490,016
--------------------------------------------------------

PAPER & FOREST PRODUCTS: 0.2%
--------------------------------------------------------
Fort James                         208,400     7,971,300
--------------------------------------------------------

RETAIL: 5.0%
--------------------------------------------------------
CompUSA*                           903,900    28,020,900
Gap                                431,250    15,282,422
Jostens                             56,100     1,293,806
Liz Claiborne                      278,600    11,648,963
Ross Stores                        667,800    24,332,963
Safeway*                           719,500    45,508,375
Staples*                           244,100     6,789,031
TJX                              1,307,600    44,948,750
--------------------------------------------------------
                                             177,825,210
TELECOMMUNICATIONS: 8.2%
--------------------------------------------------------
Ameritech                          626,900    50,465,450
AT & T                             370,000    22,662,500
Bell Atlantic                      596,356    54,268,396
BellSouth                          573,600    32,300,850
GTE                                788,700    41,209,575
PairGain Technologies*             243,000     4,715,719
SBC Communications                 246,132    18,029,169
Tellabs*                           765,500    40,404,047
U.S. West Communications Group     600,700    27,106,588
--------------------------------------------------------
                                             291,162,294
TEXTILES, APPAREL, & FURNITURE: 0.6%
--------------------------------------------------------
Miller (Herman)                    232,500    12,656,719
Tommy Hilfiger*                    234,800     8,247,350
--------------------------------------------------------
                                              20,904,069
TRANSPORTATION & SHIPPING: 1.4%
--------------------------------------------------------
AMR*                               201,500    25,892,750

                                   Number     Market
                                 of Shares    Value
--------------------------------------------------------
Tidewater                          193,400  $ 10,661,175
UAL Corp.*                         143,800    13,301,500
--------------------------------------------------------
                                              49,855,425
UTILITIES: 3.1%
--------------------------------------------------------
Baltimore Gas & Electric           150,900     5,140,031
General Public Utilities           657,150    27,682,444
Long Island Lighting               307,200     9,254,400
New York State Electric & Gas      602,500    21,388,750
Texas Utilities                    794,200    33,008,938
Unicom                             412,800    12,693,600
--------------------------------------------------------
                                             109,168,163
TOTAL COMMON STOCKS: 96.0%
(Cost $2,229,050,661)                      3,399,315,740
--------------------------------------------------------

                                    Par
MONEY MARKET INSTRUMENTS:          Amount
--------------------------------------------------------
Bt Alex Brown Inc.
  5.55%, 1/12/98               $11,500,000    11,480,498
Corporate Asset Funding
  5.75%, 2/9/98                  2,200,000     2,186,296
Daimler Benz NA Corp.
  5.72%, 4/8/98                 11,000,000    10,830,466
Dun & Bradstreet
  5.75%, 2/9/98                  2,200,000     2,186,296
General Electric Capital Corp.
  5.54%, 1/7/98                  2,000,000     1,998,153
IBM Credit Corp.
  5.70%, 1/7/98                  3,300,000     3,296,865
Merrill Lynch & Co Inc.
  5.58%, 3/18/98                17,400,000    17,195,027
Metlife Funding Inc.
  5.72%, 3/24/98                 2,000,000     1,973,942
Mitsubishi International Corp.
  6.30%, 2/11/98                12,800,000    12,708,160
  6.20%, 2/12/98                 4,600,000     4,566,727
Mitsui & Co.
  5.95%, 1/21/98                14,400,000    14,352,400
  5.80%, 2/12/98                 2,000,000     1,986,467
Private Export Funding Corp.
  5.70%, 2/17/98                12,300,000    12,208,468
Prudential Funding Corp.
  5.70%, 3/25/98                10,000,000     9,868,583
Smith Barney Holdings
  5.60%, 2/4/98                  8,000,000     7,957,689
Sony Capital Corp.
  5.87%, 2/9/98                  1,400,000     1,391,097
  5.88%, 2/10/98                 7,800,000     7,749,040
Volkswagon Of America
  6.20%, 1/5/98                 10,000,000     9,993,111
--------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 3.8%
(Cost $133,929,285)                          133,929,285
--------------------------------------------------------

TOTAL INVESTMENTS: 99.8%
(Cost $2,362,979,946)                      3,533,245,025
--------------------------------------------------------
Other Assets Over Liabilities: 0.2%            7,617,120
--------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $41.949 per share
based on 84,409,722 shares issued
and outstanding)                          $3,540,862,145
========================================================


INTERNATIONAL FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                   Number     Market
COMMON STOCKS:                   of Shares    Value
--------------------------------------------------------
ARGENTINA: 0.8%
--------------------------------------------------------
Argentinian Investment*            135,700   $ 3,577,052
--------------------------------------------------------

AUSTRALIA: 4.1%
--------------------------------------------------------
BRL Hardy Ltd.                   1,000,000     3,077,034
Oil Search                         950,000     1,716,898
QBE Insurance Group Ltd.           930,403     4,186,730
Southcorp Holdings Ltd. TD       1,140,000     3,772,967
Telstra Corp. Ins. Recp.*          440,000       928,778
Telstra Corp. Primary*             656,000     1,384,724
Woodside Petroleum Ltd.            565,000     3,982,815
--------------------------------------------------------
                                              19,049,946

BRAZIL: 0.7%
--------------------------------------------------------
F & C Emerging Markets*             37,000     1,667,960
Telecommunicacoes Brasileiras
  S/A-ADR                           12,000     1,397,250
--------------------------------------------------------
                                               3,065,210

CANADA: 1.0%
--------------------------------------------------------
Laidlaw                            336,900     4,590,263
--------------------------------------------------------

DENMARK: 0.9%
--------------------------------------------------------
Unidanmark A/S                      60,000     4,405,132
--------------------------------------------------------

FINLAND: 1.3%
--------------------------------------------------------
Merita Ltd.                        675,000     3,691,774
Oy Nokia AB                         34,400     2,443,343
--------------------------------------------------------
                                               6,135,117

FRANCE: 10.8%
--------------------------------------------------------
Accor SA                            25,700     4,774,351
Alcatel Alsthom                     30,700     3,898,979
Axa-UAP                             60,000     4,638,831
Cap Gemini Sogeti SA                64,900     5,317,199
CCF - Credit Commerce France        29,000     1,985,972
CIE Financiere de Paribas-A         23,650     2,053,449
Compagnie de Saint Gobain           29,100     4,130,572
Pinault-Printemps                    8,580     4,573,816
Rhone-Poulenc A                    114,500     5,124,795
Schneider SA                        74,000     4,014,809
Technip                             43,300     4,564,705
Total SA                            50,000     5,437,038
--------------------------------------------------------
                                              50,514,516

GERMANY: 8.1%
--------------------------------------------------------
Adidas AG                           40,000     5,292,564
Allianz AG                          16,550     4,269,187
Daimler-Benz AG                     54,000     3,812,648
Deutsche Bank AG*                   58,100     4,063,366
KSB AG-Vorzug                       13,300     2,920,639
Mannesmann AG*                       8,460     4,247,049
SAP AG                              17,850     5,797,343
SGL Carbon AG                       15,400     1,969,145
Veba AG                             82,300     5,604,865
--------------------------------------------------------
                                              37,976,806

HONG KONG: 3.0%
--------------------------------------------------------
Cheung Kong (Holdings)             363,000     2,377,893
Cheung Kong Infrastructure       1,283,000     3,626,773
Citic Pacific Ltd                  400,000     1,590,231
Dao Heng Bank Group Ltd.           870,000     2,172,951
Peregrine Investment Holdings
  Ltd                            2,484,500     1,763,808
Swire Pacific A                    477,000     2,616,718
--------------------------------------------------------
                                              14,148,374

HUNGARY: 0.8%
--------------------------------------------------------
Matav RT ADR*                      141,600     3,681,600
--------------------------------------------------------

                                   Number     Market
                                 of Shares    Value
--------------------------------------------------------
INDIA: 0.6%
--------------------------------------------------------
The India Magnum Fund               69,385   $ 2,671,323
--------------------------------------------------------

IRELAND: 0.9%
--------------------------------------------------------
Waterford Wedgewood              2,950,000     3,999,448
--------------------------------------------------------

ITALY: 5.8%
--------------------------------------------------------
Aeroporti di Roma Spa*             295,000     3,060,002
Assicurazioni Generali             186,500     4,580,704
Credito Italiano Spa             1,314,000     4,051,854
La Rinascente Spa*                 633,000     4,723,254
Pirelli Spa                      1,603,000     4,286,060
Telecom Italia Mobile Spa        1,381,000     6,374,021
--------------------------------------------------------
                                              27,075,895

JAPAN: 15.7%
--------------------------------------------------------
Aderans Company                    124,200     3,001,497
Amway Japan Ltd.                   129,500     2,483,794
Canon Electronics                  135,000     3,148,568
CSK                                120,700     3,092,855
Keyence                             18,780     2,780,729
Meitec                              84,600     2,382,002
Minebea Co. Ltd.                   242,000     2,599,257
Mitsubishi Estate                  211,000     2,298,670
Mitsumi Electric                   158,000     2,254,633
Nichiei                             19,000     2,026,162
Nintendo                            19,000     1,865,818
Nippon Telegraph & Telephone           390     3,351,108
NTT Data Communications                 30     1,618,014
ORIX Finance-Leasing                44,000     3,071,849
Rohm                                43,000     4,387,588
Ryohin Keikaku Ltd.                 47,200     3,114,198
Secom                               43,000     2,751,315
Sho-Bond                           106,400     1,926,457
Shohkoh Fund                        10,600     3,236,642
SMC                                 22,900     2,020,408
Sony                                45,700     4,067,054
Sumitomo Realty and Development*   320,000     1,841,268
Taiyo Yuden Ltd.                   211,000     1,464,997
TDK                                 40,000     3,019,680
Terumo                             186,000     2,739,807
Uni-Charm                           96,000     3,402,663
Yamaha                             265,000     3,008,939
--------------------------------------------------------
                                              72,955,972

MEXICO: 1.1%
--------------------------------------------------------
Grupo Carso SA de CV               500,000     3,328,375
Mexico Fund                         81,800     1,681,808
--------------------------------------------------------
                                               5,010,183

NETHERLANDS: 6.6%
--------------------------------------------------------
Aegon                               51,200     4,560,375
Ahrend                              85,770     2,696,052
ING Groep N.V.                      96,700     4,075,095
Koninklijke Bols Wessanen N.V.     203,800     3,157,819
Koninklijke KNP BT                 172,000     3,963,681
Koninklijke Pakhoed N.V.           115,900     3,345,744
PolyGram N.V.                       36,400     1,742,314
Stork N.V.                          88,500     3,056,995
Vendex International                75,000     4,141,377
--------------------------------------------------------
                                              30,739,452

NEW ZEALAND: 0.3%
--------------------------------------------------------
Fletcher Challenge Building        793,900     1,622,223
--------------------------------------------------------

NORWAY: 0.6%
--------------------------------------------------------
Saga Petroleum ASA                 160,500     2,764,164
--------------------------------------------------------

POLAND: 0.5%
--------------------------------------------------------
Polish Investment*                 212,500     2,282,250
--------------------------------------------------------

PORTUGAL: 1.1%
--------------------------------------------------------
Portugal Telecommunication         110,000     5,170,000
--------------------------------------------------------

RUSSIA: 0.3%
--------------------------------------------------------
Lukoil Holding*                     50,000     1,551,970
--------------------------------------------------------


                                   Number     Market
                                 of Shares    Value
--------------------------------------------------------
SINGAPORE: 1.3%
--------------------------------------------------------
DBS Land                         1,670,000  $  2,560,832
Development Bank of Singapore      393,000     3,363,566
--------------------------------------------------------
                                               5,924,398

SPAIN: 4.1%
--------------------------------------------------------
Banco Central Hispanoamericano     270,000     6,574,778
Corp Financiera Reunida SA*        600,000     3,209,610
Repsol SA                           99,000     4,223,689
Telefonica de Espana               171,000     4,882,349
--------------------------------------------------------
                                              18,890,426

SWEDEN: 4.4%
--------------------------------------------------------
Astra AB-A Shrs                    227,400     3,940,901
Electrolux AB                       51,100     3,548,745
Incentive AB-B Shares               43,000     3,885,885
Skandia Forsakrings AB              69,100     3,261,611
Telefonaktiebolaget LM Ericsson     52,500     1,975,177
Volvo AB                           152,000     4,080,614
--------------------------------------------------------
                                              20,692,933

SWITZERLAND: 8.0%
--------------------------------------------------------
ABB                                  3,180     3,991,313
Ares-Serono Group                    1,690     2,785,841
Novartis                             3,000     4,863,201
Roche Holding AG                       490     4,861,457
Schweizerische Bankgesellschaft      3,750     5,417,237
Schweizerische
  Lebensversicherungs-und
  Rentenanstalt                      6,300     4,942,613
Schweizerische Rueckversicherungs-
  Gesellschaft                       2,900     5,419,152
Zurich Versicherungsgesellschaft*   11,000     5,236,662
--------------------------------------------------------
                                              37,517,476

UNITED KINGDOM: 13.7%
--------------------------------------------------------
Abbey National plc                 241,400     4,177,006
Cable & Wireless plc               516,400     4,552,881
Corporate Services Group plc       573,500     2,024,415
Dixons Group plc                   410,000     4,067,914
Elan plc - ADR*                     80,400     4,115,475
Electra Investment Trust plc       410,000     3,594,508
Electrocomponents plc              431,700     3,218,643
Firstgroup plc                     510,000     1,884,389
Genesis Chile Fund ptg             105,500     4,061,750
GKN plc                            224,000     4,607,515
Lloyds TSB Group plc               382,000     4,952,657
Misys plc                          209,600     6,326,954
Monument Oil and Gas plc*        1,400,000     1,951,359
Rentokil Initial                 1,154,400     5,122,252
SEMA Group plc                     184,400     4,509,288
Stagecoach Holdings plc            160,000     2,203,732
Standard Chartered plc             229,500     2,630,994
--------------------------------------------------------
                                              64,001,732

TOTAL COMMON STOCKS: 96.5%
(Cost $391,053,945)                          450,013,861
--------------------------------------------------------

                                   Maturity
REPURCHASE AGREEMENT:               Amount
--------------------------------------------------------
State Street Bank and Trust Co,
Repurchase Agreement, dated
12/31/97, 5.30%,maturing
1/2/98, collateralized by
U.S. Treasury Notes 6.125%,
7/31/00                         $9,091,000     9,091,000
--------------------------------------------------------

TOTAL REPURCHASE AGREEMENT: 2.0%
(Cost $9,091,000)                              9,091,000
--------------------------------------------------------

TOTAL INVESTMENTS: 98.5%
(Cost $400,144,945)                          459,104,861
--------------------------------------------------------
Other Assets Over Liabilities: 1.5%            7,124,339
--------------------------------------------------------

NET ASSETS: 100.0%
(Equivalent to $14.673 per share
based on 31,775,149 shares issued
and outstanding)                            $466,229,200
========================================================

MANAGED FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                   Par        Market
LONG-TERM DEBT INVESTMENTS:       Amount      Value
-------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS: 19.2%
-------------------------------------------------------
Federal Home Loan Mortgage Corp
  6.3881%, 10/15/06           $ 2,000,000  $  2,015,625
  7.30%, 12/1/12                2,950,456     3,016,841
  8.50%, 1/1/17                   766,029       805,527
FNMA
  6.35%, 8/24/00                 3,500,000    3,505,320
  0.00%, 8/7/01                  7,000,000    5,690,719
  7.60%, 7/25/05                   466,146      467,088
  6.73%, 8/1/05                  2,103,015    2,120,102
  7.175%, 10/1/05                3,927,657    4,044,257
  6.655%, 11/1/05                  980,844      986,975
  6.66%, 12/1/05                 1,961,768    1,974,642
  7.043%, 7/1/06                 2,464,985    2,608,964
  0.00%, 7/24/06                11,500,000    6,961,410
  0.00%, 7/5/14                  2,500,000      900,775
  7.15%, 10/1/15                 2,849,519    2,894,043
  7.50%, 5/25/20                 4,000,000    4,112,896
  7.00%, 10/1/25                 2,627,076    2,655,809
GNMA
  6.50%, 12/15/23                1,197,950    1,195,330
U.S. Treasury Bonds
  10.75%, 8/15/05               15,000,000   19,518,750
  12.75%, 11/15/10              28,125,000   40,154,060
U.S. Treasury Note
  5.375%, 5/31/98                2,000,000    1,999,020
  6.50%, 8/31/01                13,150,000   13,483,351
  6.125%, 12/31/01              13,325,000   13,505,819
  6.25%, 6/30/02                 7,750,000    7,907,635
U.S. Treasury Strip
  0.00%, 5/15/05                15,320,000   10,059,570
  0.00%, 2/15/11                24,000,000   11,078,398
-------------------------------------------------------
                                            163,662,926
ASSET BACKED: 0.0%
-------------------------------------------------------
Mid-State Trust
  7.625%, 4/1/22                   204,189      208,397
Spiegel Charge Account Trust
  6.95%, 2/15/01                    71,428       71,280
-------------------------------------------------------
                                                279,677
AUTOMOBILE & AUTO EQUIPMENT: 0.3%
-------------------------------------------------------
Chrysler
  7.45%, 02/01/2097              1,000,000    1,071,250
Goodyear Tire & Rubber
  6.625%, 12/1/06                1,250,000    1,267,188
-------------------------------------------------------
                                              2,338,438
BANKING, FINANCE & INSURANCE: 8.6%
-------------------------------------------------------
Ahmanson, H. F.
  8.25%, 10/1/02                 2,000,000    2,150,000
Aristar Financial
  7.50%, 7/1/99                  1,500,000    1,530,000
Banc One
  9.875%, 3/1/09                   500,000      627,500
Banque Paribas-NY
  8.35%, 6/15/07                 1,600,000    1,782,000
Barnett Bank
  6.90%, 9/1/05                  1,500,000    1,539,375
Barnett Capital Trust I
  8.06%, 12/1/26                 1,900,000    2,028,250
Citicorp Notes
  6.33%, 1/5/06                  1,600,000    1,586,000
Comerica Bank
  7.875%, 9/15/26                1,500,000    1,676,250
Dow Capital
  9.0%, 5/15/10                  3,000,000    3,622,500


                                   Par        Market
                                  Amount      Value
-------------------------------------------------------
Finova Capital
  6.12%, 5/28/02                $1,000,000  $   997,500
First of America Capital Trust I
  8.12%, 1/31/27                 2,000,000    2,125,000
First Union
  8.0%, 8/15/09                  2,000,000    2,207,500
First USA Bank
  5.75%, 1/15/99                 2,000,000    1,995,000
Fleet Financial Group
  7.25%, 9/1/99                  1,000,000    1,018,750
Ford Motor Credit
  7.95%, 5/17/99                 2,000,000    2,052,500
General Electric Capital
  8.3%, 9/20/09                  3,000,000    3,472,500
General Motors Acceptance
  7.875%, 3/7/01                 1,500,000    1,573,125
  8.875%, 6/1/10                 1,500,000    1,790,625
Household Finance
  9.625%, 7/15/00                  875,000      946,094
Hydro-Quebec
  7.2%, 10/5/09(2)               3,000,000    3,065,100
International Lease Finance
  8.25%, 1/15/00                 2,000,000    2,085,000
John Deere Capital
  8.625%, 8/1/19                 2,000,000    2,195,000
Lehman Brothers Holdings
  8.875%, 3/1/02                 1,000,000    1,091,250
Mellon Capital I Notes
  7.72%, 12/1/26                 1,500,000    1,558,125
Mercantile Bancorp
  7.3%, 6/15/07                  1,325,000    1,391,250
Midland Bank Plc
  0.0%, 9/29/49(2)               1,600,000    1,369,360
Morgan Stanley Group
  6.875%, 3/1/07                 2,250,000    2,311,875
National Westminister Bank
  9.45%, 5/1/01                    500,000      548,125
NationsBank Corp.
  8.125%, 6/15/02                1,000,000    1,070,000
Nynex Capital Funding
  7.63%, 10/15/09(2)             3,000,000    3,419,159
PNC Funding
  6.875%, 7/15/07                1,663,000    1,704,575
Salomon Brothers
  7.25%, 1/15/00                 1,000,000    1,021,250
Salomon Smith Barney
  7.875%, 10/1/99                3,000,000    3,093,750
Simon DeBartolo Group
  7.125%, 6/24/05                1,500,000    1,554,375
SouthTrust Bank of Birmingham
  7.69%, 5/15/25                 2,750,000    3,196,875
Standard Chartered Plc Notes
  6.15%, 12/29/49(2)             3,000,000    2,125,350
State Street Capital-B
  8.035%, 3/15/27                1,400,000    1,508,500
Union Bank Switzerland
  7.25%, 7/15/06                 2,250,000    2,382,188
Wachovia Capital Trust I
  7.64%, 1/15/27                 1,900,000    1,930,875
-------------------------------------------------------
                                             73,342,451
BUILDING & MATERIALS: 0.2%
-------------------------------------------------------
Champion International
  7.7%, 12/15/99                 1,500,000    1,545,000
-------------------------------------------------------

CABLE, MEDIA, & PUBLISHING: 0.5%
-------------------------------------------------------
News America Holdings
  8.45%, 8/1/34                  1,500,000    1,710,000
Time Warner
  9.125%, 1/15/13                2,000,000    2,367,500
Viacom International
  8.75%, 5/15/01(2)                500,000      507,500
-------------------------------------------------------
                                              4,585,000
CONSUMER PRODUCTS: 0.3%
-------------------------------------------------------
Westvaco
  8.3%, 8/1/22                   2,500,000    2,703,125
-------------------------------------------------------

                                   Par        Market
                                  Amount      Value
-------------------------------------------------------
ENERGY: 0.4%
-------------------------------------------------------
Commonwealth Edison
  9.375%, 2/15/00               $  500,000   $  530,000
Enron
  9.5%, 6/15/01                  1,000,000    1,101,250
Petro-Canada
  8.6%, 10/15/01                 1,500,000    1,618,125
-------------------------------------------------------
                                              3,249,375
ENVIRONMENTAL SERVICES: 0.2%
-------------------------------------------------------
Waste Management
  6.625%, 7/15/02                2,000,000    2,012,500
-------------------------------------------------------

FOOD, BEVERAGE & TOBACCO: 0.1%
-------------------------------------------------------
Nabisco
  7.55%, 6/15/15                   750,000      787,500
-------------------------------------------------------

HEALTHCARE & PHARMACEUTICALS: 0.4%
-------------------------------------------------------
Allegiance
  7.3%, 10/15/06                 1,000,000    1,052,500
Glaxo Wellcome plc
  6.125%, 1/25/06                2,250,000    2,230,313
-------------------------------------------------------
                                              3,282,813
LEISURE, LODGING, & ENTERTAINMENT: 0.2%
-------------------------------------------------------
Darden Restaurants
  6.375%, 2/1/06                 1,500,000    1,466,250
-------------------------------------------------------

METALS & MINING: 0.8%
-------------------------------------------------------
Cyprus Amax Minerals
  7.375%, 5/15/07                2,500,000    2,631,250
Inco
  9.6%, 6/15/22                  1,300,000    1,495,000
Newmont Gold
  8.91%, 1/5/09                    695,959      769,905
Placer Dome
  7.37%, 6/3/26                  1,000,000    1,067,500
Placer Dome-Series A
  7.31%, 1/26/21                 1,000,000    1,021,250
-------------------------------------------------------
                                              6,984,905
MISCELLANEOUS: 0.2%
-------------------------------------------------------
Manitoba
  7.75%, 7/17/16                 1,500,000    1,715,625
-------------------------------------------------------

RETAIL: 0.5%
-------------------------------------------------------
Sears Roebuck
  9.05%, 2/6/12                  2,500,000    3,015,625
Service Corp International
  7.0%, 6/1/15                   1,000,000    1,032,500
-------------------------------------------------------
                                              4,048,125
TELECOMMUNICATIONS: 0.9%
-------------------------------------------------------
Litton Industries
  6.98%, 3/15/36                 1,000,000    1,035,000
Pacificorp
  9.15%, 8/9/11                  1,500,000    1,824,375
Southwestern Bell Capital
  7.13%, 6/1/05                  2,000,000    2,090,000
U.S. Cellular
  7.25%, 8/15/07                 1,500,000    1,548,750
US West Capital Funding
  6.95%, 1/15/37                 1,000,000    1,031,250
-------------------------------------------------------
                                              7,529,375
TRANSPORTATION & SHIPPING: 1.4%
-------------------------------------------------------
American Airline
  10.18%, 1/2/13                 1,500,000    1,874,654
Burlington Norhtern Railroad
  6.94%, 1/2/14                    485,755      499,543
Chicago & Northwestern Holdings
  6.25%, 7/30/12                 1,374,728    1,362,699
CSX Notes
  7.25%, 5/1/27                  1,000,000    1,067,500

                                   Par        Market
                                  Amount      Value
--------------------------------------------------------
Federal Express
  7.96%, 3/28/17                $1,129,243  $  1,199,821
General American Transportation
  7.5%, 2/28/15                  1,468,054     1,546,962
Norfolk Southern
  7.05%, 5/1/37                  2,000,000     2,122,500
United Airlines
  9.35%, 4/7/16                  1,500,000     1,780,110
--------------------------------------------------------
                                              11,453,789
UTILITIES: 4.0%
--------------------------------------------------------
Baltimore Gas & Electric
  8.92%, 7/16/98                 1,000,000     1,016,250
Colonial Gas-Series A
  6.81%, 5/19/27                 1,500,000     1,543,125
Detriot Edison
  6.56%, 5/1/01                  2,000,000     2,022,500
DQU II Funding
  8.7%, 6/1/16                   2,475,000     2,809,125
Great Lakes Power
  9.0%, 8/1/04                   1,500,000     1,655,625
Houston Light & Power Capital
  Trust II
  8.257%, 2/1/37                 1,900,000     2,106,625
Korea Electric Power
  8.0%, 7/1/02                   2,250,000     1,906,875
MidAmerican Energy
  6.5%, 12/15/01                 1,250,000     1,262,500
National Rural Utility
  8.5%, 2/15/98                  1,000,000     1,002,500
Nevada Power
  7.06%, 5/1/00                  1,500,000     1,530,000
Noble Affiliates
  7.25%, 10/15/23                  600,000       618,000
Old Dominion Electric
  7.48%, 12/1/13                 1,500,000     1,603,125
Pacific Gas and Electric
  6.25%, 8/1/03                  2,000,000     2,012,500
Pennsylvania Power & Light
  7.7%, 10/1/09                  3,000,000     3,296,250
PSI Energy
  8.57%, 12/27/11                  500,000       591,250
Public Service
  6.375%, 11/1/05                1,500,000     1,507,500
South Carolina Electric
  9.0%, 7/15/06                  2,500,000     2,931,250
Texas Gas Transmissions
  8.625%, 4/1/04                 2,000,000     2,230,000
Texas Utilities
  7.375%, 8/1/01                 1,500,000     1,554,375
Washington Water Public
  8.01%, 12/17/01                1,000,000     1,058,750
--------------------------------------------------------
                                              34,258,125

TOTAL LONG - TERM DEBT INVESTMENTS: 38.2%
(Cost $312,879,056)                          325,244,999
--------------------------------------------------------

                                 Number
COMMON STOCKS:                  of Shares
--------------------------------------------------------
AEROSPACE & DEFENSE: 0.9%
--------------------------------------------------------
GenCorp                             27,100       677,500
General Dynamics                    20,900     1,806,544
United Technologies                 67,300     4,900,281
--------------------------------------------------------
                                               7,384,325
AUTOMOBILES & AUTO PARTS: 1.7%
--------------------------------------------------------
Cooper Industries                   71,100     3,483,900
Ford Motor                         130,900     6,373,194
General Motors                      46,900     2,843,313
Goodrich (B.F.)                     30,600     1,267,988
Simpson Industries                  69,500       825,313
--------------------------------------------------------
                                              14,793,708
BANKING, FINANCE & INSURANCE: 9.2%
--------------------------------------------------------
Ahmanson (H.F.) & Co.               38,100     2,550,319
Allstate                            22,610     2,054,684
AmSouth Bancorporation              54,000     2,932,875

                                 Number        Market
                                of Shares      Value
--------------------------------------------------------
Bank of Boston                      61,600   $ 5,786,550
BankAmerica                         25,000     1,825,000
Bankers Trust New York              41,000     4,609,938
Bear Stearns                       109,669     5,209,277
Chase Manhattan                     65,100     7,128,450
Chittenden                          21,875       754,688
Cigna                               29,400     5,088,038
Comerica                            15,400     1,389,850
First Chicago NBD                   75,835     6,332,223
First Commonwealth Financial Corp.  24,300       852,019
John Alden Financial                25,700       616,800
Magna Group                         18,400       841,800
Marsh & McLennan                    69,800     5,204,463
MBIA                                 7,400       494,413
NationsBank                         31,800     1,933,838
Onebancorp                          10,800       765,450
Oxford Health Plans*                38,100       591,741
Paine Webber Group                  74,700     2,581,819
RenaissanceRe Holdings*             16,200       714,825
SLM Holding                         28,000     3,895,500
Torchmark                          113,000     4,753,063
Travelers Group                    138,049     7,437,390
United Bankshares                   15,500       744,969
United Wisconsin Service            31,000       798,250
--------------------------------------------------------
                                              77,888,232
BUILDING & MATERIALS: 0.6%
--------------------------------------------------------
Armstrong World Industries          13,400     1,001,650
Centex                              16,200     1,019,588
Centex Construction Products        27,000       813,375
Masco                               22,000     1,119,250
USG Corp.*                          28,900     1,416,100
--------------------------------------------------------
                                               5,369,963
CABLE, MEDIA, & PUBLISHING: 1.2%
--------------------------------------------------------
Dun & Bradstreet                    91,400     2,827,688
Hollinger International             50,200       702,800
McClatchy Newspapers                17,300       470,344
McGraw-Hill                         26,400     1,953,600
Media General-A                     18,100       756,806
New York Times                      56,300     3,722,838
--------------------------------------------------------
                                              10,434,076
CHEMICALS: 1.5%
--------------------------------------------------------
Avery Dennison                      64,300     2,877,425
Dow Chemical                        66,000     6,699,000
Lyondell Petrochemicals             79,300     2,101,450
NL Industries*                      47,100       641,738
Quaker Chemical                     36,600       693,113
--------------------------------------------------------
                                              13,012,726
COMPUTERS & TECHNOLOGY: 4.4%
--------------------------------------------------------
Advanced Digital Information*       13,500       225,281
American Power Conversion*          46,200     1,094,363
Bay Networks*                       50,000     1,278,125
Cadence Design Systems*            125,850     3,083,325
Compaq Computer                    111,050     6,267,384
Datastream System Inc.*             25,000       768,750
HBO & Co.                           85,600     4,106,125
Hyperion Software*                  20,600       741,600
Information Management Resources*   23,700       893,194
Merisel*                            97,000       427,411
MicroAge*                           34,800       525,262
Microsoft*                          16,700     2,157,953
Networks Asscociates Inc.*          15,100       796,997
PeopleSoft*                         68,800     2,674,600
Sandisk*                            33,600       675,150
Shared Medical Systems              11,400       752,400
SMART Modular Technologies*         28,200       645,075
Storage Technology*                 54,600     3,381,788
Stratus Computer*                   17,700       669,281
Sun Microsystems*                  128,400     5,127,975
Western Digital*                    93,000     1,493,813
--------------------------------------------------------
                                              37,785,852
CONSUMER PRODUCTS: 2.9%
--------------------------------------------------------
Clorox                              42,800     3,383,875
CPI                                 28,600       647,075
Damark International*               35,000       345,625

                                 Number        Market
                                of Shares      Value
--------------------------------------------------------
General Electric                   156,200   $11,461,175
Maytag                              10,000       373,125
Procter & Gamble                   101,800     8,124,913
--------------------------------------------------------
                                              24,335,788
ELECTRONICS & ELECTRICAL: 1.2%
--------------------------------------------------------
American Residential Services*      37,600       587,500
DSP Group*                          32,000       648,000
Electro Scientific Industries*      17,200       658,975
FirstEnergy*                        24,200       701,800
Kemet*                              36,100       697,181
Magne Tek*                          33,600       655,200
Raytheon-Class A                     2,991       147,484
Sawtek*                             27,100       713,069
Tektronix                           17,400       690,563
Thomas Industries                   40,350       796,913
Unitrode*                           36,000       774,000
Veeco Instruments*                  16,200       357,413
Xerox                               41,000     3,026,313
--------------------------------------------------------
                                              10,454,411
ENERGY: 4.0%
--------------------------------------------------------
Atlantic Richfield                  75,800     6,073,475
Exxon                              134,600     8,235,838
Helmerich & Payne                   22,300     1,513,613
Key Energy Group*                   40,000       867,500
Occidental Petroleum                98,800     2,896,075
Ocean Energy*                       13,600       670,650
Oryx Energy*                        91,500     2,333,250
Royal Dutch Petroleum               94,000     5,093,625
Texaco                             103,800     5,644,125
USX-Marathon Group                  31,700     1,069,875
--------------------------------------------------------
                                              34,398,026
ENVIRONMENTAL SERVICES: 1.0%
--------------------------------------------------------
Berry Petroleum                     38,900       678,319
Halliburton                         77,600     4,030,350
Honeywell                           35,900     2,459,150
Veritas DGC*                        19,900       786,050
--------------------------------------------------------
                                               7,953,869
FOOD, BEVERAGE & TOBACCO: 4.5%
--------------------------------------------------------
800-JR Cigar*                       28,100       709,525
Campbell Soup                       47,600     2,766,750
Canandaiqua Wine Class A*           15,000       832,500
Coca Cola                           81,200     5,409,950
ConAgra                            100,600     3,300,938
Foodmaker*                          47,000       707,938
Fortune Brands                      11,800       437,338
Heinz (H.J.)                        72,050     3,661,041
Herbalife International*            11,533       247,967
Hershey Foods                       40,900     2,533,244
Philip Morris                      231,000    10,467,188
Pilgrims Pride Corp.                55,100       857,494
Quaker Oats                         20,700     1,091,925
RJR Nabisco Holdings               102,580     3,846,750
ShowBiz Pizza Time*                 32,800       758,500
Sonic Corp.*                        26,000       734,500
--------------------------------------------------------
                                              38,363,548
HEALTHCARE & PHARMACEUTICALS: 5.8%
--------------------------------------------------------
ADAC Laboratories*                  37,500       735,938
Amgen*                              80,900     4,378,713
Beverly Enterprises Inc.*           90,000     1,170,000
Bristol-Myers Squibb               106,400    10,068,100
Dura Pharmaceuticals*               42,000     1,937,250
Herbalife International*            23,067       501,700
Integrated Health Services          22,875       713,414
Johnson & Johnson                   73,400     4,835,225
Lincare Holdings*                   65,900     3,772,775
Merck & Co.                         85,400     9,073,750
Pharmerica Inc.*                    40,959       428,790
Protein Design Labs*                17,300       688,756
Safeskin*                           12,900       733,284
Schering-Plough                    127,100     7,896,088
Sybron International*               16,100       755,694
Theragenics*                        17,100       619,875
Universal Health Services Class B*  16,100       811,038
--------------------------------------------------------
                                              49,120,390

                                 Number        Market
                                of Shares      Value
--------------------------------------------------------
INDUSTRIAL MACHINERY: 1.7%
--------------------------------------------------------
Caterpillar                         99,200   $ 4,817,400
Deere & Co.                         99,500     5,802,094
Ingersoll-Rand                      71,700     2,903,850
Manitowoc                           21,400       695,500
--------------------------------------------------------
                                              14,218,844
LEISURE, LODGING, & ENTERTAINMENT: 0.7%
--------------------------------------------------------
Boston Chicken*                     84,300       541,364
Callaway Golf                       87,600     2,502,075
King World Productions              56,700     3,274,425
--------------------------------------------------------
                                               6,317,864
METALS & MINING: 0.5%
--------------------------------------------------------
Comstock Resources*                 51,600       615,975
National Steel-Class B*             42,700       493,719
Phelps Dodge                        35,500     2,209,875
Southdown                           12,700       749,300
Zeigler Coal Holdings               25,700       419,231
--------------------------------------------------------
                                               4,488,100
MISCELLANEOUS: 2.2%
--------------------------------------------------------
Advo*                               33,800       659,100
Alliant Techsystems*                13,300       741,475
Carson Pirie Scott*                 16,600       832,075
Cendant*                            84,456     2,903,175
CommNet Cellular*                   22,600       806,538
CoreStaff*                           6,440       172,264
Davox*                              24,100       781,744
Green Mountain Power                25,600       468,800
Helix Technology                    29,400       576,975
Intermet                            40,000       702,500
International Specialty Products*   47,300       706,544
LeaRonal                            32,850       771,975
Louis Dreyfus Natural Gas*          34,500       644,719
Nautica Enterprises*                31,600       742,600
Northwestern Public Service         35,000       805,000
One Valley Bancorp                  18,612       721,215
Plantronics*                        19,100       764,000
Republic Group                      37,290       610,624
Smithfield Foods*                   24,800       812,975
Somatogen*                         132,900       593,897
TNP Enterprises                     26,300       874,475
Tredegar Industries                 12,300       810,263
Xtra                                14,700       861,788
--------------------------------------------------------
                                              18,364,721
PAPER & FOREST PRODUCTS: 0.1%
--------------------------------------------------------
Fort James                          23,500       898,875
--------------------------------------------------------

REAL ESTATE: 0.1%
--------------------------------------------------------
U.S. Home*                          22,300       875,275
--------------------------------------------------------

RETAIL: 3.6%
--------------------------------------------------------
Ames Department Stores*             42,300       732,319
Cato-A                              85,700       765,944
CompUSA*                           179,200     5,555,200
CVS Corp.                           22,200     1,422,188
Family Dollar Stores               144,200     4,226,862
Footstar*                           28,800       774,000
Genesco*                            63,800       813,450
Goody's Family Clothing Inc.*       25,400       691,356
Jostens                             84,500     1,948,781
Liz Claiborne                       47,500     1,986,094
Renters Choice*                     36,500       752,813
Russ Berrie                         26,600       698,250
Safeway*                            54,100     3,421,825
The Men's Wearhouse*                19,700       689,500
TJX                                156,200     5,369,375
U.S. Rentals*                       32,100       754,350
--------------------------------------------------------
                                              30,602,307
TELECOMMUNICATIONS: 4.2%
--------------------------------------------------------
Ameritech                           89,800     7,228,900
AT & T                              23,200     1,421,000

                                 Number        Market
                                of Shares      Value
--------------------------------------------------------
Bell Atlantic                       73,514  $  6,689,774
BellSouth                           65,800     3,705,363
CellStar*                           38,600       770,794
GTE                                 58,300     3,046,175
Melita International*               76,300       684,316
Pairgain Technologies*              94,100     1,826,128
Tellabs*                            67,300     3,552,178
U.S. West Communications Group     140,900     6,358,113
--------------------------------------------------------
                                              35,282,741
TEXTILES, APPAREL, & FURNITURE: 1.2%
--------------------------------------------------------
Asarco Inc.                         66,200     1,485,363
Dress Barn*                         28,300       796,822
Johnson Controls                   101,200     4,832,300
Miller (Herman)                     29,100     1,584,131
Tommy Hilfiger*                      1,000        35,125
Triangle Pacific*                   21,400       726,263
Williams-Sonoma*                    18,700       783,063
--------------------------------------------------------
                                              10,243,067
TRANSPORTATION & SHIPPING: 1.0%
--------------------------------------------------------
America West Holdings-Class B*      43,000       800,875
AMR*                                22,800     2,929,800
Brunswick                           16,200       491,033
Consolidated Freightways*           49,600       682,000
M.S. Carriers*                      32,300       795,388
Tidewater                           29,400     1,620,675
Trico Marine Services*              24,700       727,106
--------------------------------------------------------
                                               8,046,877
UTILITIES: 1.8%
--------------------------------------------------------
Black Hills                         21,900       771,975
Edison International               104,600     2,843,813
General Public Utilities            40,100     1,689,213
Laclede Gas                         29,400       825,038
MDU Resources Group                 24,600       777,975
New York State Electric & Gas       70,700     2,509,850
Texas Utilities                    101,700     4,226,906
Unicom                              45,400     1,396,050
--------------------------------------------------------
                                              15,040,820
TOTAL COMMON STOCKS: 56.0%
(Cost $317,805,394)                          475,674,405
--------------------------------------------------------
                                    Par
MONEY MARKET INSTRUMENTS:          Amount
--------------------------------------------------------
Barclay's US Funding Corp.
  5.83%, 1/7/98                $12,600,000    12,587,757
Flour Corp.
  5.9089%, 1/15/98               8,300,000     8,281,021
Merrill Lynch & Co
  5.8824%, 1/13/98              15,800,000    15,769,085
UBS Finance (DE) Inc.
  6.0642%, 1/5/98                6,000,000     5,995,967
--------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 5.0%
(Cost $42,633,830)                            42,633,830
--------------------------------------------------------

TOTAL INVESTMENTS: 99.2%
(Cost $673,318,280)                          843,553,234
--------------------------------------------------------
Other Assets Over Liabilities: 0.8%            7,092,281
--------------------------------------------------------

NET ASSETS: 100.0%
(Equivalent to $19.304 per share
based on 44,065,341 shares issued
and outstanding)                            $850,645,515
========================================================

MONEY MARKET FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                   Par         Market
MONEY MARKET INSTRUMENTS:         Amount       Value
--------------------------------------------------------
AUTOMOBILE AND AUTO PARTS: 5.2%
--------------------------------------------------------
Daimler-Benz NA Corp.
  5.69%, 2/12/98                $4,700,000   $ 4,669,622
--------------------------------------------------------

BANKING, FINANCE AND INSURANCE: 60.6%
--------------------------------------------------------
American Express Centurian Bank
  5.94%, 4/20/98                 4,500,000     4,500,000
Associates Corp. North America
  6.75%, 1/2/98                  3,300,000     3,300,000
Avco Financial Services
  5.53%, 2/5/98                  1,100,000     1,094,086
Cargill Financial Services
  5.63%, 2/18/98                 4,000,000     3,969,973
Corestates Bank
  5.58%, 5/1/98                  4,500,000     4,500,000
First Bank North America
  5.88%, 4/10/98                 4,500,000     4,497,649
J.P. Morgan & Co. Inc.
  5.70%, 3/16/98                 4,400,000     4,348,447
Mercantile Safe Deposit
  5.99%, 12/15/98                4,000,000     4,004,218
Met-life Funding Corp.
  5.73%, 2/5/98                  3,019,000     3,002,182
  5.78%, 2/23/98                 1,000,000       991,491
PNC Bank
  6.00%, 6/5/98                  3,000,000     3,000,699
Private Export Funding
  5.62%, 1/28/98                 4,000,000     3,983,140
Prudential Funding Corp.
  5.70%, 3/25/98                 4,500,000     4,440,863
Salomon Smith Barney Inc.
  6.00%, 1/12/98                 4,000,000     3,992,666
Sun Trust Bank Inc.
  5.59%, 2/25/98                 4,500,000     4,461,568
--------------------------------------------------------
                                              54,086,982
CHEMICALS: 9.7%
--------------------------------------------------------
Dupont EI De Nemours & Co.
  5.66%, 3/4/98                  3,800,000     3,762,958
Monsanto Co.
  5.64%, 1/7/98                  4,900,000     4,895,476
--------------------------------------------------------
                                               8,658,434
CONSUMER PRODUCTS AND SERVICES: 10.0%
--------------------------------------------------------
Clorox Co.
  5.59%, 1/8/98                  4,000,000     3,995,652
PHH Corp.
  5.68%, 5/26/98                 4,900,000     4,900,000
--------------------------------------------------------
                                               8,895,652
ENTERTAINMENT: 2.8%
--------------------------------------------------------
Walt Disney & Co.
  5.60%, 4/22/98                 2,500,000     2,456,833
--------------------------------------------------------

EQUIPMENT RENTAL AND LEASING: 3.9%
--------------------------------------------------------
International Lease Finance
  5.57%, 1/20/98                 3,500,000     3,489,711
--------------------------------------------------------

PERSONAL CREDIT INSTITUTIONS: 4.2%
--------------------------------------------------------
Toyota Motor Credit
  5.70%, 3/11/98                 3,800,000     3,758,485
--------------------------------------------------------

TELECOMMUNICATIONS: 3.4%
--------------------------------------------------------
AT&T Corp.
  5.66%, 1/15/98                 3,000,000     2,993,397
--------------------------------------------------------

                                               Market
                                               Value
--------------------------------------------------------
TOTAL MONEY MARKET INSTRUMENTS: 99.8%
(Cost $89,009,116)                           $89,009,116
--------------------------------------------------------
Other Assets Over Liabilities: 0.2%              217,516
--------------------------------------------------------

NET ASSETS: 100.0%
(Equivalent to $10.000 per share
based on 8,922,663 shares issued
and outstanding)                             $89,226,632
--------------------------------------------------------


SOCIAL AWARENESS FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                 Number        Market
COMMON STOCKS:                  of Shares      Value
--------------------------------------------------------
AUTOMOBILES & AUTO PARTS: 0.2%
--------------------------------------------------------
Paccar Inc.                         51,200  $  2,691,200
--------------------------------------------------------

BANKING, FINANCE & INSURANCE: 30.0%
--------------------------------------------------------
Ahmanson (H.F.) & Co.              268,900    17,999,494
Allstate                           185,734    16,878,577
AmSouth Bancorporation             262,350    14,248,884
Bank of Boston                     119,700    11,244,319
BankAmerica                        212,400    15,505,200
Bankers Trust New York             143,300    16,112,294
Bear Stearns                       286,694    13,617,965
Chase Manhattan                    229,200    25,097,400
Cigna*                              86,200    14,917,987
City National                      329,500    12,170,906
Comerica                           166,200    14,999,550
Edwards (A.G.)                     354,250    14,081,437
First Chicago NBD                  107,311     8,960,469
First of America Bank              202,550    15,621,669
First Union                        124,200     6,365,250
Marsh & McLennan                   208,900    15,576,106
Mellon Bank                        323,900    19,636,438
Mercury General                    162,600     8,983,650
Mid Ocean*                          61,000     3,309,250
NationsBank                        100,400     6,105,575
Old Republic International         224,550     8,350,453
Paine Webber Group                 448,050    15,485,728
Reliance Group Holdings            649,200     9,169,950
Republic New York                   78,900     9,009,394
SLM Holding*                        87,000    12,103,875
SunAmerica                         323,400    13,825,350
T. Rowe Price Associates           120,000     7,560,000
Travelers Group                    557,599    30,040,646
--------------------------------------------------------
                                             376,977,816
BUILDINGS & MATERIALS: 1.0%
--------------------------------------------------------
Masco*                              70,600     3,591,775
Oakwood Homes                      290,900     9,654,244
--------------------------------------------------------
                                              13,246,019
CABLE, MEDIA, & PUBLISHING: 6.4%
--------------------------------------------------------
Dun & Bradstreet                   474,700    14,686,031
Ennis Business Forms               176,800     1,635,400
Gannett                            288,200    17,814,362
McGraw-Hill*                       240,400    17,789,600
New York Times                     223,075    14,750,834
Omnicom Group                      323,400    13,704,075
--------------------------------------------------------
                                              80,380,302
CHEMICALS: 0.2%
--------------------------------------------------------
International Flavors & Fragrances  44,700     2,302,050
--------------------------------------------------------

                                 Number        Market
                                of Shares      Value
--------------------------------------------------------
COMPUTERS & TECHNOLOGY: 9.8%
--------------------------------------------------------
American Power Conversion*         484,700  $ 11,481,331
Cadence Design Systems*            562,400    13,778,800
Compaq Computer                    393,300    22,196,869
Deluxe                             218,300     7,531,350
EMC*                               158,600     4,351,587
HBO                                374,100    17,945,109
Microsoft*                         133,000    17,186,094
PeopleSoft*                        105,200     4,089,650
Quantum*                           328,000     6,590,750
Storage Technology*                222,000    13,750,125
Western Digital*                   249,600     4,009,200
--------------------------------------------------------
                                             122,910,865
CONSUMER PRODUCTS: 1.8%
--------------------------------------------------------
Avon Products                      156,100     9,580,638
Clorox                             135,200    10,689,250
Premark International               93,900     2,723,100
--------------------------------------------------------
                                              22,992,988
ELECTRONICS & ELECTRICAL EQUIPMENT: 0.8%
--------------------------------------------------------
Anixter International*             346,300     5,713,950
Xerox                               62,000     4,576,375
--------------------------------------------------------
                                              10,290,325
ENERGY: 3.2%
--------------------------------------------------------
Global Marine*                     227,500     5,573,750
Helmerich & Payne                   70,000     4,751,250
Oryx Energy*                       299,200     7,629,600
Sun                                169,000     7,108,563
US Industries                      499,800    15,056,475
--------------------------------------------------------
                                              40,119,638
FOOD, BEVERAGE & TOBACCO: 7.9%
--------------------------------------------------------
Campbell Soup                      244,300    14,199,938
Coca Cola                          233,000    15,523,625
Flowers Industries                 496,050    10,200,028
Hershey Foods                      205,500    12,728,156
Hormel Foods                        80,400     2,633,100
International Multifoods            74,000     2,095,125
Interstate Bakeries                429,200    16,041,350
Quaker Oats                        321,600    16,964,400
Ralston-Purina Group                72,600     6,747,263
Universal Foods                     34,500     1,457,625
--------------------------------------------------------
                                              98,590,610
HEALTHCARE & PHARMACEUTICALS: 6.8%
--------------------------------------------------------
Agouron Pharmaceuticals*           204,400     5,985,087
Beverly Enterprises Inc.*          605,700     7,874,100
Johnson & Johnson                  269,400    17,746,725
Lincare Holdings*                  134,100     7,677,225
Oxford Health Plans*                58,000       900,812
Pharmerica Inc.*                   275,654     2,885,753
Phycor*                            605,300    16,362,016
Schering-Plough                    412,800    25,645,200
--------------------------------------------------------
                                              85,076,918
INDUSTRIAL MACHINERY: 0.4%
--------------------------------------------------------
Deere & Co.                         88,800     5,178,150
--------------------------------------------------------

LEISURE, LODGING, & ENTERTAINMENT: 1.3%
--------------------------------------------------------
Boston Chicken*                    326,400     2,096,100
Callaway Golf                      215,200     6,146,650
Fleetwood Enterprises               64,000     2,716,000
King World Productions              95,300     5,503,575
--------------------------------------------------------
                                              16,462,325
METALS & MINING: 0.2%
--------------------------------------------------------
Cleveland Cliffs Iron               62,900     2,881,606
--------------------------------------------------------

MISCELLANEOUS: 0.4%
--------------------------------------------------------
Timken                             146,400     5,032,500
--------------------------------------------------------

PACKAGING & CONTAINERS: 0.5%
--------------------------------------------------------
Sealed Air*                         99,000     6,113,250
--------------------------------------------------------

                                 Number        Market
                                of Shares      Value
--------------------------------------------------------
RETAIL: 9.1%
--------------------------------------------------------
CompUSA*                           553,300  $ 17,152,300
CVS Corporation*                   168,400    10,788,125
Federated Department Stores*       254,700    10,968,019
Gap                                253,500     8,983,406
Jostens                             83,300     1,921,106
Pier 1 Imports                     266,565     6,031,033
Ross Stores                        386,675    14,089,470
Safeway*                           220,512    13,947,384
Staples*                            41,000     1,140,312
Tiffany                            294,700    10,627,619
TJX                                495,400    17,029,375
Wal-Mart Stores                     27,800     1,096,363
--------------------------------------------------------
                                             113,774,512
TELECOMMUNICATIONS: 12.4%
--------------------------------------------------------
Alltel                             314,400    12,910,050
Ameritech                          281,600    22,668,800
AT & T                             650,100    39,818,625
BellSouth                          283,600    15,970,225
PairGain Technologies*             305,900     5,936,372
SBC Communications                 307,932    22,556,019
Tellabs*                           265,600    14,018,700
U.S. West Communications Group     482,400    21,768,300
--------------------------------------------------------
                                             155,647,091
TEXTILES, APPAREL, & FURNITURE: 0.9%
--------------------------------------------------------
Miller (Herman)                    118,100     6,429,069
Tommy Hilfiger*                    129,500     4,548,688
--------------------------------------------------------
                                              10,977,757
TRANSPORTATION & SHIPPING: 1.0%
--------------------------------------------------------
AMR Corp.*                          58,500     7,517,250
Tidewater                           22,700     1,251,338
UAL Corp.*                          34,400     3,182,000
--------------------------------------------------------
                                              11,950,588
TOTAL COMMON STOCK: 94.3%
(Cost $825,251,661)                        1,183,596,510
--------------------------------------------------------

                                    Par
MONEY MARKET INSTRUMENTS:          Amount
--------------------------------------------------------
Corporate Asset Funding
  5.77%, 01/06/98               $2,400,000     2,398,076
  5.75%, 02/09/98                1,700,000     1,689,410
  5.79%, 02/12/98                9,400,000     9,337,271
Dun & Bradstreet Corp.
  5.75%, 02/09/98                3,300,000     3,279,444
  5.73%, 03/04/98                9,400,000     9,307,238
Merrill Lynch & CO
  5.82%, 01/06/98                6,000,000     5,995,150
  5.95%, 01/14/98                7,900,000     7,883,026
Mitsui & CO
  5.92%, 01/20/98                5,200,000     5,183,753
Sony Capital Corp
  5.80%, 01/26/98                7,800,000     7,768,583
Toyota Motor Credit
  5.70%, 03/11/98                8,000,000     7,912,600
UBS Finance Inc
  6.50%, 01/02/98                9,100,000     9,098,357
US Treasury Bill (+)
  5.55%, 04/30/98                2,235,000     2,194,318
--------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 5.7%
(Cost $72,047,226)                            72,047,226
--------------------------------------------------------

TOTAL INVESTMENTS: 100%
(Cost $897,298,887)                        1,255,643,736
--------------------------------------------------------
Other Assets Under Liabilities (0.0%)           (149,389)
--------------------------------------------------------

NET ASSETS: 100.0%
(Equivalent to $35.657 per share
based on 35,210,468 shares issued
and outstanding)                          $1,255,494,347
========================================================

SPECIAL OPPORTUNITIES FUND

STATEMENT OF NET ASSETS
December 31, 1997

INVESTMENTS:

                                 Number        Market
COMMON STOCKS:                  of Shares      Value
--------------------------------------------------------
AEROSPACE: 1.0%
--------------------------------------------------------
General Dynamics                    98,100  $  8,479,519
--------------------------------------------------------

AUTOMOBILES & AUTO PARTS: 2.7%
--------------------------------------------------------
Cooper Industries                  143,500     7,031,500
Dana                               171,100     8,127,250
Johnson Controls                   176,600     8,432,650
--------------------------------------------------------
                                              23,591,400
BANKING, FINANCE & INSURANCE: 12.2%
--------------------------------------------------------
AmSouth Bancorporation             159,400     8,657,413
Bank of Boston                      92,300     8,670,430
Bankers Trust New York              65,500     7,364,655
Bear Stearns                       186,799     8,872,952
Cigna                               42,400     7,337,850
Edwards (A.G.)                     217,950     8,663,512
Marsh & McLennan                   105,200     7,843,975
MBIA                               124,000     8,284,750
Mercury General                    167,600     9,259,900
Mid Ocean                          143,500     7,784,875
Old Republic International         225,500     8,385,781
SLM Holding                         53,500     7,443,188
Star Banc                          148,400     8,514,450
--------------------------------------------------------
                                             107,083,731
BUIDINGS & MATERIALS: 3.8%
--------------------------------------------------------
Centex                             130,400     8,207,050
Lafarge                            260,100     7,689,206
Masco                              170,000     8,648,750
USG*                               172,500     8,452,500
--------------------------------------------------------
                                              32,997,506
CABLE, MEDIA & PUBLISHING: 4.0%
--------------------------------------------------------
Central Newspapers-Class A         111,800     8,266,213
Gannett                            148,400     9,172,974
New England Business Services Inc. 268,300     9,055,125
New York Times                     136,700     9,039,288
--------------------------------------------------------
                                              35,533,600
CHEMICALS: 5.0%
--------------------------------------------------------
Avery Dennison                     198,700     8,891,825
Dexter                             195,800     8,456,113
Flowserve                          230,500     6,439,594
International Flavors &
  Fragrances                        94,000     4,841,000
Lubrizol                           179,400     6,615,375
Lyondell Petrochemicals            315,000     8,347,500
--------------------------------------------------------
                                              43,591,407
COMPUTERS & TECHNOLOGY: 10.0%
--------------------------------------------------------
American Power Conversion*         339,500     8,041,906
BMC Software*                      124,300     8,149,419
CheckFree Holdings Corp.*          305,100     8,294,906
Deluxe                             235,300     8,117,850
HBO                                176,400     8,461,687
PeopleSoft*                        236,000     9,174,500
Quantum*                           294,400     5,915,600
Storage Technology*                137,000     8,485,437
Stratus Computer*                  145,600     5,505,500
Sun Microsystems*                  203,200     8,115,300
Symantec*                          397,700     8,786,684
--------------------------------------------------------
                                              87,048,789
CONSUMER PRODUCTS: 3.0%
--------------------------------------------------------
Brinker International*             531,100     8,497,600
Clorox                             107,300     8,483,406
Premark International*             310,400     9,001,600
--------------------------------------------------------
                                              25,982,606

                                 Number        Market
                                of Shares      Value
--------------------------------------------------------
CONTAINERS & PACKAGING: 0.9%
--------------------------------------------------------
Ball                               221,000   $ 7,804,063
--------------------------------------------------------

ELECTRONICS & ELECTRICAL: 2.8%
--------------------------------------------------------
Applied Materials*                 239,000     7,192,406
Honeywell                          116,700     7,993,950
SCI Systems*                       213,800     9,313,663
--------------------------------------------------------
                                              24,500,019
ENERGY: 7.4%
--------------------------------------------------------
National Fuel Gas                  167,800     8,169,763
Occidental Petroleum               279,800     8,201,638
Oryx Energy*                       304,400     7,762,200
Peoples Energy                     212,000     8,347,500
Phillips Petroleum                 158,400     7,702,200
Smith International*               128,300     7,874,413
Sun                                210,000     8,833,125
USX-Marathon Group                 225,300     7,603,875
--------------------------------------------------------
                                              64,494,714
FOOD, BEVERAGE & TOBACCO: 5.1%
--------------------------------------------------------
Dean Foods                         154,200     9,174,900
Fortune Brands                     210,000     7,783,124
Gallagher Group Plc                127,200     2,718,900
International Multifoods           289,100     8,185,144
Interstate Bakeries                234,200     8,753,225
Universal                          205,500     8,451,188
--------------------------------------------------------
                                              45,066,481
HEALTHCARE & PHARMACEUTICALS: 2.9%
--------------------------------------------------------
Beverly Enterprises*               476,400     6,193,200
Health Management Associates
  Class A*                         323,650     8,172,163
Lincare Holdings*                  148,500     8,501,625
Pharmerica*                        216,809     2,269,719
--------------------------------------------------------
                                              25,136,707
INDUSTRIAL MACHINERY: 3.8%
--------------------------------------------------------
Cincinnati Milacron                305,000     7,910,938
Deere & Co.                        149,000     8,688,563
Ingersoll-Rand                     206,550     8,365,275
Parker Hannifin                    171,850     7,883,619
--------------------------------------------------------
                                              32,848,395
LEISURE & ENTERTAINMENT: 0.8%
--------------------------------------------------------
Callaway Golf                      246,800     7,049,225
--------------------------------------------------------

METALS & MINING: 3.8%
--------------------------------------------------------
ASARCO                             259,800     5,829,263
Bethlehem Steel*                   769,500     6,636,937
Carpenter Technology               160,400     7,709,225
Nucor                              127,200     6,145,350
Phelps Dodge                       109,800     6,835,050
--------------------------------------------------------
                                              33,155,825
MISCELLANEOUS: 2.8%
--------------------------------------------------------
Aeroquip - Vickers                 161,000     7,899,063
Navistar International*            332,200     8,242,713
Timken                             232,900     8,005,938
--------------------------------------------------------
                                              24,147,714
PAPER & FOREST PRODUCTS: 0.8%
--------------------------------------------------------
Fort James                         183,800     7,030,350
--------------------------------------------------------

RETAIL: 8.7%
--------------------------------------------------------
CompUSA*                           266,000     8,246,000
CVS Corp.                          121,500     7,783,593
Liz Claiborne                      152,500     6,376,406
Neiman-Marcus Group*               281,800     8,524,450
Pier 1 Imports                     372,700     8,432,337
Ross Stores                        230,500     8,398,844
Safeway*                           130,312     8,242,234
Staples*                           300,775     8,365,305
Tiffany                             79,800     2,877,788
TJX                                247,800     8,518,125
--------------------------------------------------------
                                              75,765,082

                                 Number        Market
                                of Shares      Value
--------------------------------------------------------
TELECOMMUNICATIONS: 0.9%
--------------------------------------------------------
Paging Network*                    717,800  $  7,738,780
--------------------------------------------------------

TEXTILES, APPAREL & FURNITURE: 1.0%
--------------------------------------------------------
Tommy Hilfiger*                    239,500     8,412,438
--------------------------------------------------------

TRANSPORTATION & SHIPPING: 2.9%
--------------------------------------------------------
AMR Corp.*                          68,800     8,840,800
Northwest Airlines-Class A*        181,500     8,694,984
Tidewater                          141,600     7,805,700
--------------------------------------------------------
                                              25,341,484
UTILITIES: 6.8%
--------------------------------------------------------
Baltimore Gas & Electric           259,700     8,846,031
General Public Utilities           210,200     8,854,675
New Century Energies               169,575     8,129,002
Rochester Gas & Electric           264,200     8,982,800
Sierra Pacific Resources           239,900     8,996,250
Texas Utilities                    172,900     7,186,156
Unicom                             288,500     8,871,375
--------------------------------------------------------
                                              59,866,289
TOTAL COMMON STOCKS: 93.1%
(Cost $617,615,135)                          812,666,124
--------------------------------------------------------

                                   Par
MONEY MARKET INSTRUMENTS:         Amount
--------------------------------------------------------
Associates Corporation North America
  6.75%, 1/2/98                 $4,500,000     4,500,000
Barclay's US Funding Corp.
  5.83%, 1/7/98                  9,800,000     9,790,478
Corporate Asset Funding
  5.75%, 2/9/98                  1,300,000     1,291,902
Dun & Bradstreet
  5.75%, 2/9/98                  1,500,000     1,490,656
J.P. Morgan & Co. Inc.
  5.78%, 3/16/98                 5,700,000     5,633,215
Merrill Lynch & Co.
  5.77%, 2/9/98                  5,700,000     5,664,370
Metlife Funding Inc.
  5.72%, 3/24/98                 1,000,000       986,971
Mitsubishi Intl Corp.
  5.81%, 1/20/98                 7,900,000     7,875,776
Sony Capital Corp.
  5.80%, 1/12/98                 7,900,000     7,885,999
  5.87%, 1/30/98                 6,500,000     6,469,264
Toyota Motor Credit
  5.70%, 3/11/98                 6,500,000     6,428,988
US Treasury Bill(+)
  5.55%, 4/30/98                   825,000       810,323
--------------------------------------------------------

TOTAL MONEY MARKET INSTRUMENTS: 6.7%
(Cost $58,827,942)                            58,827,942
--------------------------------------------------------

TOTAL INVESTMENTS: 99.8%
(Cost $676,443,077)                          871,494,066
--------------------------------------------------------
Other Assets Over Liabilities: 0.2%            1,328,173
--------------------------------------------------------

NET ASSETS: 100%
(Equivalent to $35.056 per share
based on 24,897,592 shares issued
and outstanding)                            $872,822,239
========================================================

(+) Fully or Partially pledged as collateral for Financial Futures.
 *  Non-income producing security.
**  Par amounts for Foreign debt are expressed in local currency.
(1) When issued Security.
(2) Step-up Bond - The rate shown on the Statement of Net Assets is the rate in effect at 12/31/97 and will reset at a future date.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997

                                              Aggressive                    Capital       Equity          Global Asset  Growth
                                              Growth         Bond           Appreciation  Income          Allocation    and Income
                                              Fund           Fund           Fund          Fund            Fund          Fund
                                              --------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest                                     $ 1,859,625    $18,522,446    $ 1,056,314   $  1,440,030    $10,290,629   $  6,634,207
------------------------------------------------------------------------------------------------------------------------------------
 Dividends                                        927,971              0      3,589,886     14,332,829      3,956,856     58,780,169
------------------------------------------------------------------------------------------------------------------------------------
 Less: Dividend Tax                                     0              0        (95,324)       (97,617)       (68,242)             0
------------------------------------------------------------------------------------------------------------------------------------
  Total investment income                       2,787,596     18,522,446      4,550,876     15,675,242     14,179,243     65,414,376
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
 Management fees                                2,109,952      1,221,295      2,940,632      6,053,404      2,808,358      9,714,765
------------------------------------------------------------------------------------------------------------------------------------
 Accounting fees                                  135,105        125,681        162,067        254,201        238,281        789,481
------------------------------------------------------------------------------------------------------------------------------------
 Custodial fees                                    17,208              0        102,502         63,205        258,300              0
------------------------------------------------------------------------------------------------------------------------------------
 Directors fees                                     2,750          2,750          2,750          2,750          2,750          2,750
------------------------------------------------------------------------------------------------------------------------------------
 Printing and Postage                              44,077         47,546         44,707         66,731        115,733         98,940
------------------------------------------------------------------------------------------------------------------------------------
 Other                                              5,146         12,006          7,501          2,630         27,509         35,066
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                2,314,238      1,409,278      3,260,159      6,442,921      3,450,931     10,641,002
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                             473,358     17,113,168      1,290,717      9,232,321     10,728,312     54,773,374
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS:
 Net realized gain(loss) on:
------------------------------------------------------------------------------------------------------------------------------------
  Investment transactions                      45,635,441        701,047     47,551,080     17,646,451     34,840,506    209,728,724
------------------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                         0              0         29,352        (24,828)    (1,132,189)             0
------------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN ON INVESTMENTS AND
  FOREIGN CURRENCY RELATED TRANSACTIONS        45,635,441        701,047     47,580,432     17,621,623     33,708,317    209,728,724
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  or depreciation on:
  Investments                                  14,000,694      5,841,862     29,099,418    137,791,784     22,118,470    535,067,917
------------------------------------------------------------------------------------------------------------------------------------
  Translation of assets and
  liabilities in foreign currencies                     0              0       (152,234)        12,821       (441,392)             0
------------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
  appreciation or depreciation on investments
  and foreign currency related transactions    14,000,694      5,841,862     28,947,184    137,804,605     21,677,078    535,067,917
------------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY RELATED TRANSACTIONS          59,636,135      6,542,909     76,527,616    155,426,228     55,385,395    744,796,641
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     $60,109,493    $23,656,077    $77,818,333   $164,658,549    $66,113,707   $799,570,015
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

YEAR ENDED DECEMBER 31, 1997

                                                                            Money         Social          Special
                                              International Managed         Market        Awareness       Opportunities
                                              Fund          Fund            Fund          Fund            Fund
                                              ------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest                                     $   314,562   $ 24,278,217    $ 5,264,962   $  3,192,895    $  2,596,765
----------------------------------------------------------------------------------------------------------------------
 Dividends                                      6,494,272      8,114,272              0     13,412,402      12,470,346
----------------------------------------------------------------------------------------------------------------------
 Less: Dividend Tax                              (363,969)             0              0              0               0
----------------------------------------------------------------------------------------------------------------------
  Total investment income                       6,444,865     32,392,489      5,264,962     16,605,297      15,067,111
----------------------------------------------------------------------------------------------------------------------

EXPENSES:
 Management fees                                3,741,563      2,873,786        451,243      3,355,544       2,824,015
----------------------------------------------------------------------------------------------------------------------
 Accounting fees                                  305,946        306,853         63,683        349,850         300,158
----------------------------------------------------------------------------------------------------------------------
 Custodial fees                                   234,539              0              0              0               0
----------------------------------------------------------------------------------------------------------------------
 Directors fees                                     2,750          2,750          2,750          2,750           2,750
----------------------------------------------------------------------------------------------------------------------
 Printing and Postage                              51,207         72,027         28,088         50,785          56,530
----------------------------------------------------------------------------------------------------------------------
 Other                                             23,724         16,506          9,860         40,095          15,759
----------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                4,359,729      3,271,922        555,624      3,799,024       3,199,212
----------------------------------------------------------------------------------------------------------------------
Net investment income                           2,085,136     29,120,567      4,709,338     12,806,273      11,867,899
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS:
 Net realized gain(loss) on:
----------------------------------------------------------------------------------------------------------------------
  Investment transactions                      19,799,004     62,174,659           (105)    54,631,990      75,795,433
----------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                (1,772,825)             0              0              0               0
----------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY RELATED TRANSACTIONS        18,026,179     62,174,659           (105)    54,631,990      75,795,433
----------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  or depreciation on:
  Investments                                   6,901,245     59,803,118              0    224,321,657      96,003,484
----------------------------------------------------------------------------------------------------------------------
  Translation of assets and
  liabilities in foreign currencies              (129,915)             0              0              0               0
----------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
  appreciation or depreciation on investments
  and foreign currency related transactions     6,771,330     59,803,118              0    224,321,657      96,003,484
----------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY RELATED TRANSACTIONS          24,797,509    121,977,777           (105)   278,953,647     171,798,917
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     $26,882,645   $151,098,344    $ 4,709,233   $291,759,920    $183,666,816
----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

Statements of Changes in Net Assets
Years Ended December 31, 1996 and 1997

                                  Aggressive                      Capital         Equity          Global Asset    Growth
                                  Growth          Bond            Appreciation    Income          Allocation      and Income
                                  Fund            Fund            Fund            Fund            Fund            Fund
                                  -----------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1996     $138,470,624    $250,816,054    $127,935,784    $238,770,876    $248,772,262    $1,833,450,457
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                  57,076      16,821,434       1,919,672       6,935,436       8,285,181        48,237,783
---------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) on
 investments and foreign currency
 related transactions               11,900,740      (3,454,651)     10,296,305      12,117,083      26,677,086        85,813,991
---------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
 appreciation or depreciation on
 investments and foreign currency
 related transactions               16,841,039      (7,435,059)     19,506,786      48,767,044       7,148,121       261,545,447
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           28,798,855       5,931,724      31,722,763      67,819,563      42,110,388       395,597,221
---------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholder from:
 Net investment income                 (57,076)    (16,821,434)     (1,919,672)     (6,935,436)     (8,285,181)      (48,237,783)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized gain on investments   (2,790,157)              0      (6,563,477)     (4,278,448)    (14,516,993)     (112,217,388)
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL DIVIDENDS TO SHAREHOLDER    (2,847,233)    (16,821,434)     (8,483,149)    (11,213,884)    (22,802,174)     (160,455,171)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                        78,186,517      13,401,561     116,066,459     161,776,782      47,970,999       396,630,995
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCREASE IN NET ASSETS      104,138,139       2,511,851     139,306,073     218,382,461      67,279,213       631,773,045
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT DECEMBER 31, 1996   $242,608,763    $253,327,905    $267,241,857    $457,153,337    $316,051,475    $2,465,223,502

Changes from operations:
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                 473,358      17,113,168       1,290,717       9,232,321      10,728,312        54,773,374
---------------------------------------------------------------------------------------------------------------------------------
 Net realized gain on investments
 and foreign currency related
 transactions                       45,635,441         701,047      47,580,432      17,621,623      33,708,317       209,728,724
---------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
 appreciation or depreciation on
 investments and foreign currency
 related transactions               14,000,694       5,841,862      28,947,184     137,804,605      21,677,078       535,067,917
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           60,109,493      23,656,077      77,818,333     164,658,549      66,113,707       799,570,015
---------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholder from:
 Net investment income                       0               0               0               0               0                 0
---------------------------------------------------------------------------------------------------------------------------------
 Net realized gain on investments  (11,900,740)              0     (10,296,305)    (12,117,083)    (26,677,086)      (85,813,991)
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL DIVIDENDS TO SHAREHOLDER   (11,900,740)              0     (10,296,305)    (12,117,083)    (26,677,086)      (85,813,991)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS                  51,945,184       3,399,189     116,271,782     201,375,033      82,601,799       361,882,619
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)
  IN NET ASSETS                    100,153,937      27,055,266     183,793,810     353,916,499     122,038,420     1,075,638,643
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT DECEMBER 31, 1997   $342,762,700    $280,383,171    $451,035,667    $811,069,836    $438,089,895    $3,540,862,145
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

YEARS ENDED DECEMBER 31, 1996 AND 1997

                                                                  Money           Social           Special
                                  International   Managed         Market          Awareness        Opportunities
                                  Fund            Fund            Fund            Fund             Fund
                                  ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1996     $358,390,603    $589,164,601    $75,319,387     $  297,982,902   $505,754,680
----------------------------------------------------------------------------------------------------------------
Changes from operations:
----------------------------------------------------------------------------------------------------------------
 Net investment income               2,066,271      25,904,853      4,381,291          7,063,379     11,444,983
----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) on
 investments and foreign currency
 related transactions               21,685,866      18,028,760              0         36,341,047     47,162,977
----------------------------------------------------------------------------------------------------------------
 Net change in unrealized
 appreciation or depreciation on
 investments and foreign currency
 related transactions               14,664,589      33,901,393              0         73,057,957     32,939,003
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS    38,416,726      77,835,006      4,381,291        116,462,383     91,546,963
----------------------------------------------------------------------------------------------------------------
Dividends to shareholder from:
 Net investment income              (2,066,271)    (25,904,853)    (4,381,291)        (7,063,379)   (11,444,983)
----------------------------------------------------------------------------------------------------------------
 Net realized gain on investments   (2,498,696)    (37,948,391)             0        (18,559,957)   (38,158,400)
----------------------------------------------------------------------------------------------------------------
  TOTAL DIVIDENDS TO SHAREHOLDER    (4,564,967)    (63,853,244)    (4,381,291)       (25,623,336)   (49,603,383)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                        48,132,300      72,594,054     15,038,221        247,772,594    100,893,476
----------------------------------------------------------------------------------------------------------------
 TOTAL INCREASE IN NET ASSETS       81,984,059      86,575,816     15,038,221        338,611,641    142,837,056
----------------------------------------------------------------------------------------------------------------

NET ASSETS AT DECEMBER 31, 1996   $440,374,662    $675,740,417    $90,357,608       $636,594,543   $648,591,736

Changes from operations:
----------------------------------------------------------------------------------------------------------------
 Net investment income               2,085,136      29,120,567      4,709,338         12,806,273     11,867,899
----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) on
 investments and foreign currency
 related transactions               18,026,179      62,174,659           (105)        54,631,990     75,795,433
----------------------------------------------------------------------------------------------------------------
 Net change in unrealized
 appreciation or depreciation on
 investments and foreign currency
 related transactions                6,771,330      59,803,118              0        224,321,657     96,003,484
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           26,882,645     151,098,344      4,709,233        291,759,920    183,666,816
----------------------------------------------------------------------------------------------------------------
Dividends to shareholder from:
 Net investment income                       0               0     (4,709,233)                 0              0
----------------------------------------------------------------------------------------------------------------
 Net realized gain on investments  (21,685,866)    (18,028,760)             0        (36,341,046)   (47,162,977)
----------------------------------------------------------------------------------------------------------------
  TOTAL DIVIDENDS TO SHAREHOLDER   (21,685,866)    (18,028,760)    (4,709,233)       (36,341,046)   (47,162,977)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS                  20,657,759      41,835,514     (1,130,976)       363,480,930     87,726,664
----------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)
  IN NET ASSETS                     25,854,538     174,905,098     (1,130,976)       618,899,804    224,230,503
----------------------------------------------------------------------------------------------------------------

NET ASSETS AT DECEMBER 31, 1997   $466,229,200    $850,645,515    $89,226,632     $1,255,494,347   $872,822,239
----------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

THE FUNDS: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, and Social Awareness Fund are registered as open-end, diversified management investment companies and Special Opportunities Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended. The Funds' shares are sold only to The Lincoln National Life Insurance Company (the Company) for allocation to its Variable Annuity Account C, which was established for the purpose of funding variable annuity contracts, and to its Flexible Premium Variable Life Accounts D, G, and K, which were established for the purpose of funding variable universal life contracts.

The Funds' investment objectives are as follows:

FUND                             INVESTMENT OBJECTIVE
Aggressive Growth Fund           The investment objective is to maximize
                                 capital appreciation. The Fund invests in stocks of smaller, lesser known companies which have a chance to grow significantly in a short time.

Bond Fund                        The investment objective is to maximize
                                 current income consistent with prudent
                                 investment strategy. The Fund invests
                                 primarily in medium and long-term corporate and government bonds.

Capital Appreciation Fund        The investment objective is to maximize
                                 long-term growth of capital in a manner
                                 consistent with preservation of capital. The
                                 Fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk (high-risk) bonds.

Equity Income Fund               The investment objective is to achieve
                                 reasonable income by investing primarily in income-producing equity securities. The Fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

Global Asset Allocation Fund     The investment objective is to maximize
                                 long-term total return consistent with
                                 preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

Growth and Income Fund           The investment objective is to maximize
                                 long-term capital appreciation. The Fund buys stocks of established companies.

International Fund               The investment objective is to maximize
                                 long-term capital appreciation. The Fund trades in securities issued outside the United States - mostly stocks, with an occasional bond or money market security.

Managed Fund                     The investment objective is to maximize
                                 long-term total return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

Money Market Fund                The investment objective is to maximize
                                 current income consistent with the
                                 preservation of capital. The Fund invests in short-term obligations issued by U.S.
                                 corporations, the U.S. Government, and
                                 federally-chartered banks and U.S. branches of foreign banks.

Social Awareness Fund            The investment objective is to maximize
                                 long-term capital appreciation. The Fund buys stocks of established companies which adhere to certain specific social criteria.

Special Opportunities Fund       The investment objective is to maximize
                                 capital appreciation. The Fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

1. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION: Portfolio securities which are traded on stock exchanges are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their bid quotations. The Funds hedge certain portions of their exposure to fluctuations in interest, market, and foreign exchange risks by entering into derivative transactions. These hedges include options, financial futures, and forward foreign currency contracts. Options traded on exchanges are valued at the last bid price for options purchased and the last sale price for options written. Options traded in the over-the-counter market are valued at the last asked price for options written and the last bid price for options purchased. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors. Money market instruments are stated at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income includes premium and discount amortization on money market instruments and mortgage-backed securities; it also includes original issue and market discount amortization on long-term debt investments. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

SECURITIES SOLD SHORT: Short-selling of securities obligate the Funds to replace the security borrowed by purchasing it at market value at the replacement date. The Funds would realize a gain (loss) if the price of the security declines (increases) between the sale and replacement date.

FOREIGN CURRENCY TRANSACTIONS: The books and records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment in securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES: The custodian bank of the Bond Fund, Growth and Income Fund, Managed Fund, Money Market Fund, Social Awareness Fund and Special Opportunities Fund has agreed to waive its custodial fees when the Funds maintain a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1997, the custodial fees offset arrangements were not material to either total expenses or the calculation of the ratio of expenses to average net assets.

TAXES: Each Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, each Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Withholding taxes on foreign interest have been provided for in accordance with the applicable country's tax rates.

2. OTHER ASSETS OVER (UNDER) LIABILITIES

The statement of net assets accounts "Other Assets Over(Under) Liabilities" at December 31, 1997 consisted of the following assets (liabilities):

                                    Aggressive                      Capital          Equity            Global Asset    Growth
                                    Growth           Bond           Appreciation     Income            Allocation      and Income
                                    Fund             Fund           Fund             Fund              Fund            Fund
                                    ----------------------------------------------------------------------------------------------
Cash                                $       198      $  530,393     $    85,153      $          -      $   164,334     $  327,939
----------------------------------------------------------------------------------------------------------------------------------
Foreign currency                              -               -         994,332            83,429        8,626,788              -
----------------------------------------------------------------------------------------------------------------------------------
Receivable for dividends earned          60,562               -         218,967         1,617,387          514,469      6,986,935
----------------------------------------------------------------------------------------------------------------------------------
Receivable for interest earned            6,105       4,016,447               -           195,735        2,175,929              -
----------------------------------------------------------------------------------------------------------------------------------
Receivable for securities sold          313,947               -       2,722,694         1,366,280        4,629,301              -
----------------------------------------------------------------------------------------------------------------------------------
Receivable for cap shares sold          435,143         439,750         557,062         1,046,027          441,263      1,390,227
----------------------------------------------------------------------------------------------------------------------------------
Payable for securities purchased     (4,603,421)              -      (6,346,680)      (17,900,326)      (6,659,089)             -
----------------------------------------------------------------------------------------------------------------------------------
Payable for cap shares redeemed               -               -               -                 -                -              -
----------------------------------------------------------------------------------------------------------------------------------
Management fees payable                (241,893)       (136,728)       (349,296)         (638,566)        (343,355)    (1,087,981)
----------------------------------------------------------------------------------------------------------------------------------
Other, net                                 (599)              -        (102,748)          (86,631)         665,120              -
----------------------------------------------------------------------------------------------------------------------------------
                                    $(4,029,958)     $4,849,862     $(2,220,516)     $(14,316,665)     $10,214,760     $7,617,120
                                    ==============================================================================================

                                                                    Money            Social            Special
                                    International    Managed        Market           Awareness         Opportunities
                                    Fund             Fund           Fund             Fund              Fund
                                    --------------------------------------------------------------------------------
Cash                                $   758,385      $  594,610     $    74,337      $     54,061      $   435,576
--------------------------------------------------------------------------------------------------------------------
Foreign currency                      9,089,788               -               -                 -                -
--------------------------------------------------------------------------------------------------------------------
Receivable for dividends earned         550,473         900,761               -         1,661,399        1,313,351
--------------------------------------------------------------------------------------------------------------------
Receivable for interest earned            1,338       5,041,011          69,127                 -              844
--------------------------------------------------------------------------------------------------------------------
Receivable for securities sold       12,773,471         820,079               -                 -        2,943,143
--------------------------------------------------------------------------------------------------------------------
Receivable for cap shares sold           23,665         585,799         128,448         1,287,191          480,366
--------------------------------------------------------------------------------------------------------------------
Payable for securities purchased    (14,877,043)       (526,484)              -        (2,705,823)      (3,618,484)
--------------------------------------------------------------------------------------------------------------------
Payable for cap shares redeemed        (816,270)              -               -                 -                -
--------------------------------------------------------------------------------------------------------------------
Management fees payable                (396,637)       (323,495)        (17,999)         (359,217)        (328,123)
--------------------------------------------------------------------------------------------------------------------
Other, net                               17,169               -         (36,397)          (87,000)         101,500
--------------------------------------------------------------------------------------------------------------------
                                    $ 7,124,339      $7,092,281     $   217,516      $   (149,389)     $ 1,328,173
                                    ================================================================================

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Lincoln Investment Management Company (the Advisor) and it's affiliates manage the Funds' investment portfolios and maintain their accounts and records. In return for these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net asset value of the Funds, .40% of the next $200,000,000, and .30% of the average daily net asset value of the Funds in excess of $400,000,000 for all the Funds except for the Global Asset Allocation Fund, which has management fee annual rates of
 .75%, .70%, and .68%, respectively, the International Fund which has management fee annual rates of .90%, .75%, and .60%, respectively, and the Aggressive Growth Fund, which has management fee annual rates of .75%, .70%, and .65%, respectively. The Capital Appreciation Fund, and the Equity Income Fund, have management fees of .80% and .95%, respectively, with no breakpoints. In addition, Delaware Service Company (Delaware) which is an affiliate of the Advisor, provides accounting services and other administration support to the Funds. In return for these services, Delaware receives a minimum fee of $65,000 and $87,000 annually for the first $100,000,000 of the average daily net asset value of the Domestic and International Funds respectively, .0375% and .060% of the next $400,000,000,
 .035% and .060% of the next $250,000,000, .030% and .060% of the next
$250,000,000, and .020% and .050% of the daily net asset value of the Funds in excess of $1 billion dollars. (The International funds pricing arrangement is applied to the Global Asset Allocation and International funds.)

If the aggregate annual expenses of a Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1 1/2% of the average daily net asset value of each Fund, except for the International Fund, which is 2%, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 1997.

Certain officers and directors of the Funds are also officers or directors of the Company and receive no compensation from the Funds. The compensation of unaffiliated directors of the Funds is borne by the Funds.

4. ANALYSIS OF NET ASSETS

The analysis of net assets at December 31, 1997 consisted of the following:

                                         Aggressive                    Capital        Equity         Global Asset   Growth
                                         Growth         Bond           Appreciation   Income         Allocation     and Income
                                         Fund           Fund           Fund           Fund           Fund           Fund
                                         -----------------------------------------------------------------------------------------
Common Stock, par value
 $.01 per share**                        $    209,188   $    218,017   $    257,286   $    403,158   $    280,321   $      844,097
----------------------------------------------------------------------------------------------------------------------------------
Paid in capital in excess of par
 value of shares issued                   241,550,164    258,636,305    337,645,698    561,465,887    335,826,492    2,105,250,871
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
 (loss) on investments                     45,635,441     (7,105,641)    47,580,432     17,621,623     33,708,317      209,728,724
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income           473,358     17,113,168      1,290,717      9,232,321     10,728,312       54,773,374
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
 on investments and foreign currency       54,894,549     11,521,322     64,261,534    222,346,847     57,546,453    1,170,265,079
----------------------------------------------------------------------------------------------------------------------------------
                                         $342,762,700   $280,383,171   $451,035,667   $811,069,836   $438,089,895   $3,540,862,145
                                         =========================================================================================

                                                                       Money         Social           Special
                                         International  Managed        Market        Awareness        Opportunities
                                         Fund           Fund           Fund          Fund             Fund
                                         --------------------------------------------------------------------------
Common Stock, par value
 $.01 per share**                        $    317,751   $    440,653   $    89,227   $      352,105   $    248,975
-------------------------------------------------------------------------------------------------------------------
Paid in capital in excess of par
 value of shares issued                   386,924,052    588,674,682    89,137,405      829,695,929    589,628,248
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
 (loss) on investments                     18,026,179     62,174,659             -       54,631,991     75,795,433
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income         2,085,136     29,120,567             -       12,806,273     11,867,899
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
 on investments and foreign currency       58,876,082    170,234,954             -      358,008,049    195,281,684
-------------------------------------------------------------------------------------------------------------------
                                         $466,229,200   $850,645,515   $89,226,632   $1,255,494,347   $872,822,239
                                         ==========================================================================

** Each Fund has 50,000,000 authorized shares except for the Growth and Income
   Fund, which has 150,000,000, and the Managed, International, Social Awareness and Equity Income Funds, which each have 100,000,000 authorized shares.

5. INVESTMENTS

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased, the aggregate proceeds from investments sold, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 1997 are as follows:

                              Aggregate          Aggregate         Gross              Gross              Net
                              Cost of            Proceeds          Unrealized         Unrealized         Unrealized
                              purchases          From Sales        Appreciation       Depreciation       Appreciation

Aggressive Growth Fund        $  301,969,552     $ 263,574,720     $   65,103,974     $ (10,209,425)     $   54,894,549
Bond Fund                        136,294,105       139,486,208         12,430,933          (909,611)         11,521,322
Capital Appreciation Fund        588,712,332       472,375,203         71,130,629        (6,869,095)         64,261,534
Equity Income Fund               316,592,116       110,270,290        231,075,945        (8,729,098)        222,346,847
Global Asset Allocation Fund     673,339,257       617,675,731         67,874,270       (10,327,817)         57,546,453
Growth and Income Fund         1,165,801,847       935,231,051      1,256,662,616       (86,397,537)      1,170,265,079
International Fund               351,849,469       357,253,815         86,439,280       (27,563,198)         58,876,082
Managed Fund                     384,926,354       397,835,950        183,448,222       (13,213,268)        170,234,954
Social Awareness Fund            621,442,906       303,126,491        378,901,852       (20,893,803)        358,008,049
Special Opportunities Fund.      555,276,263       519,914,159        207,955,569       (12,673,885)        195,281,684


6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

OPTIONS: The Funds purchase or write options which are exchange traded to hedge fluctuation risks in the price of certain securities. When the Funds write a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Funds are subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. Written call option activity for the year ended December 31, 1997 is summarized as follows:

                                            Global Asset Allocation Fund
                                            ----------------------------
                                            Par                 Premiums
                                            Amount              Received

Options outstanding at January 1, 1997      $          -        $      -
Options written                               16,085,800         125,307
Options exercised                                      -               -
Options expired                              (12,860,000)        (75,791)
Options closed                                (3,225,800)        (49,516)
                                            -----------------------------
Options outstanding at December 31, 1997    $          0       $       0
                                            =============================

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may purchase or sell forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Funds to take or deliver a financial instrument of foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts are reflected in the accompanying financial statements. The Funds are subject to the credit risks that the counter parties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Funds are subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Forward foreign currency contracts that were open at December 31, 1997 were as follows:

                        Contracts to          Foreign                 U.S. Cost                                Unrealized
Fund                    Receive (Deliver)     Currency                (Proceeds)        Settlement Date(s)     Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------
Capital Appreciation            (285,000)     Great Britain Pound     $   (477,157)     February 1998          $    8,042
Fund                         (20,000,000)     Netherlands Guilder       (9,782,343)     March 1998               (125,534)
                                                                                                               -----------
                                                                                                               $ (117,492)
                                                                                                               ===========


Global Asset                     128,888      Australian Dollar       $     88,299      March 1998             $   (4,182)
Allocation Fund                3,136,400      Canadian Dollar            2,194,822      March 1998                  4,448
                             (25,530,432)     Deutschemark             (14,459,204)     March 1998                202,438
                               7,309,976      Danish Kroner              1,080,558      March 1998                 (9,394)
                               1,379,600      Finnish Marrka               258,038      March 1998                 (3,641)
                               7,761,600      French Franc               1,315,169      February 1998             (20,958)
                              (1,742,500)     Great Britain Pound       (2,880,612)     March 1998                 16,616
                           1,446,240,000      Indonesian Rupiah            386,238      February, June 1998      (123,411)
                           7,138,533,730      Italian Lira               4,073,901      March 1998                (40,022)
                           1,504,946,250      Japanese Yen              11,791,507      March, June 1998         (146,701)
                                 978,400      Mexican Peso                 108,274      May 1998                   12,433
                              (3,825,200)     New Zealand Dollar        (2,312,535)     March 1998                105,369
                               3,225,250      Philippine Peso               92,023      March 1998                (12,424)
                                 388,950      Polish Zloty                 106,245      June 1998                  (4,269)
                                (918,800)     South African Rand          (183,900)     March 1998                 (1,298)
                             278,349,285      Spanish Peseta             1,853,808      March 1998                (23,094)
                              13,130,710      Swedish Krona              1,703,298      March 1998                (46,231)
                                 372,450      Swiss Franc                  252,654      March 1998                  4,388
                              78,997,400      Venezuelan Bolivars          145,204      June 1998                   2,319
                                                                                                               -----------
                                                                                                               $  (87,614)
                                                                                                               ===========

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of adverse changes in exchange markets or interest rates. Financial futures contracts obligate the Funds to take delivery or deliver a financial instrument at a future date at a specified price. The Funds deposit with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at December 31, 1997 was $810,323 for the Special Opportunities Fund, $7,040,315 for Global Asset Allocation Fund, and $2,194,318 for Social Awareness Fund. The unrealized gain or loss on the contracts are reflected in the accompanying financial statements. The Funds are subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Financial futures contracts open at December 31, 1997 were as follows:

                                                                            Notional          Expiration         Unrealized
Fund                           Contracts                                    Cost Amount       Date               Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------
Global Asset                   28 S&P 500 contracts                         $  6,945,050      March 1998         $  (91,350)
Allocation Fund                58 Nasdaq 100 contracts                         6,353,900      March 1998           (537,950)
                               30 Russell 2000 contracts                       6,720,000      March 1998            (99,750)
                               72 U.S. Municipal Bond contracts                8,796,068      March 1998             68,932
                               (97) U.S. 10 Year Treasury note contracts     (10,813,688)     March 1998            (65,468)
                               (72) U.S. 20 Year Treasury note contracts      (8,605,813)     March 1998            (67,937)
                               (46) Gilt contracts                            (4,619,802)     March 1998             23,316
                               119 Ftse 100 Index contracts                   25,560,336      March 1998           (125,994)
                               (30) German 10 Year contracts                  (4,389,955)     March 1998             45,688
                               (4) Dax Index contracts                          (943,633)     March 1998             (7,806)
                               (8) Japanese 10 Year Note contracts            (4,222,452)     March 1998            238,869
                               (71) Nikkei 225 contracts                      (4,543,945)     March 1998            412,331
                               (30) CAC 40 Index contracts                    (2,892,966)     March 1998           (120,730)
                               11 BTPS contracts                                  16,632      February 1998         (15,140)
                               11 BTPS contracts                                  14,273      February 1998          20,424
                               (10) Bund contracts                               (17,326)     February 1998         (15,892)
                               Bund contracts                                    (12,705)     February 1998           9,925
                               49 DTB 3 month Euromark contracts               6,823,672      March 1998           (272,178)
                               (49) DTB 3 month Euromark contracts            (6,791,840)     September 1998        258,053
                               130 Euro DM 3 month life contracts             17,509,278      March 1998           (239,785)
                               (130) Euro DM 3 month life contracts          (17,814,898)     March 1998            275,531
                                                                                                                 -----------
                                                                                                                 $ (306,911)
                                                                                                                 ===========

Social Awareness Fund          200 S&P 500 Future                           $ 49,291,800      March 1998         $ (336,800)

Special Opportunities Fund     145 S&P 400 midcap stock index               $ 24,067,680      March 1998         $  230,695


INDEXED SECURITIES: The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

REPURCHASE AGREEMENTS: The Funds, through their respective custodians, receive delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. The advisor is responsible for determining that the value of the collateral is at least equal to the repurchase price. Repurchase agreements are subject to the risk of the default or insolvency of the counterparty.

7. CREDIT AND MARKET RISKS
The Money Market Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 60.6% of net assets at December 31, 1997. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Capital Appreciation Fund, Equity Income Fund, Global Asset Allocation Fund, and International Fund invest in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. None of these Funds had investments in excess of 5% in any individual foreign country except the International Fund. Distribution of investments for the International Fund, by industry, as a percentage of total investments, consisted of the following at December 31, 1997:

     Banking, Finance and Insurance            24.1%
     -----------------------------------------------
     Consumer Products and Services            20.4
     -----------------------------------------------
     Industrial                                12.5
     -----------------------------------------------
     Healthcare and Pharmaceuticals             9.2
     -----------------------------------------------
     Telecommunications                         8.0
     -----------------------------------------------
     Electrical and Electronics                 7.4
     -----------------------------------------------
     Energy                                     6.8
     -----------------------------------------------
     Building and Materials                     3.8
     -----------------------------------------------
     Others (individually less than 5%)         7.8
     -----------------------------------------------
                                              100.0%

8. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                                 Shares Issued Upon
                                 Capital                         Reinvestment of                Capital Shares
                                 Shares Sold                     Dividends                      Redeemed
                                 --------------------------------------------------------------------------------------------
                                 Shares         Amount           Shares        Amount           Shares          Amount
                                 --------------------------------------------------------------------------------------------
Year Ended December 31, 1996:

Aggressive Growth Fund            6,078,765     $ 79,416,717       227,830     $  2,850,545       (318,939)     $ (4,080,745)
Bond Fund                         1,788,727       21,267,708     1,275,537       15,554,772     (2,013,517)      (23,420,919)
Capital Appreciation Fund         8,060,307      109,806,931       545,394        7,469,658        (85,813)       (1,210,130)
Equity Income Fund               10,947,919      157,067,481       549,558        7,755,394       (203,395)       (3,046,093)
Global Asset Allocation Fund      2,499,623       32,553,085     1,632,543       22,006,756       (492,722)       (6,588,842)
Growth and Income Fund            9,033,760      275,921,904     4,811,213      151,848,698     (1,005,429)      (31,139,607)
International Fund                4,484,198       62,185,534       338,158        4,436,376     (1,318,363)      (18,489,610)
Managed Fund                      2,263,623       35,399,848     3,696,097       60,383,859     (1,483,351)      (23,189,653)
Money Market Fund                 7,448,642       72,720,559       278,649        4,552,350     (6,223,469)      (62,234,688)
Social Awareness Fund             9,212,323      226,248,315       978,353       23,475,634        (76,562)       (1,951,355)
Special Opportunities Fund        3,401,045       93,400,233     1,695,200       48,288,651     (1,522,103)      (40,795,408)

Year Ended December 31, 1997:

Aggressive Growth Fund            3,320,603       49,037,657       892,895       11,957,816       (648,693)       (9,050,289)
Bond Fund                         1,115,273       14,114,365     1,416,753       16,821,434     (2,261,364)      (27,536,610)
Capital Appreciation Fund         6,645,666      106,951,391       836,415       12,215,979       (178,409)       (2,895,588)
Equity Income Fund               10,211,887      183,197,996     1,183,804       19,052,519        (51,029)         (875,482)
Global Asset Allocation Fund      3,478,495       51,199,000     2,577,537       34,962,268       (241,050)       (3,559,469)
Growth and Income Fund            6,674,962      251,498,635     3,927,100      134,051,775       (647,180)      (23,667,791)
International Fund                2,736,777       40,729,431     1,702,170       23,752,137     (2,918,129)      (43,823,809)
Managed Fund                      1,267,957       22,772,807     2,677,655       43,933,612     (1,423,434)      (24,870,905)
Money Market Fund                 7,205,818       72,058,181       909,052        9,090,525     (8,227,968)      (82,279,682)
Social Awareness Fund            10,416,924      322,889,993     1,581,459       43,404,427        (92,914)       (2,813,490)
Special Opportunities Fund        2,437,238       78,263,255     2,072,674       58,607,959     (1,656,123)      (49,144,550)


                                 Net Increase (Decrease)
                                 Resulting From Capital
                                 Share Transactions
                                 ----------------------------
                                 Shares         Amount
                                 ----------------------------
Year Ended December 31, 1996:

Aggressive Growth Fund            5,987,656     $ 78,186,517
Bond Fund                         1,050,747       13,401,561
Capital Appreciation Fund         8,519,888      116,066,459
Equity Income Fund               11,294,082      161,776,782
Global Asset Allocation Fund      3,639,444       47,970,999
Growth and Income Fund           12,839,544      396,630,995
International Fund                3,503,993       48,132,300
Managed Fund                      4,476,369       72,594,054
Money Market Fund                 1,503,822       15,038,221
Social Awareness Fund            10,114,114      247,772,594
Special Opportunities Fund        3,574,142      100,893,476

Year Ended December 31, 1997:

Aggressive Growth Fund            3,564,805       51,945,184
Bond Fund                           270,662        3,399,189
Capital Appreciation Fund         7,303,672      116,271,782
Equity Income Fund               11,344,662      201,375,033
Global Asset Allocation Fund      5,814,982       82,601,799
Growth and Income Fund            9,954,882      361,882,619
International Fund                1,520,818       20,657,759
Managed Fund                      2,522,178       41,835,514
Money Market Fund                  (113,098)      (1,130,976)
Social Awareness Fund            11,905,469      363,480,930
Special Opportunities Fund        2,853,789       87,726,664


9. DISTRIBUTION TO SHAREHOLDER

All of the Funds except for the Money Market Fund declare and distribute dividends on net investment income annually. The Money Market Fund declares and distributes dividends on net investment income daily. Distributions, if any, of net realized gains are declared and distributed annually.

10. CAPITAL LOSS CARRYFORWARD

As of December 31, 1997, the Lincoln National Bond Fund, Inc. had $7,175,062 of unused capital loss carryforward for federal tax purposes. The loss carryforward expires in the years 2002 to 2004.

FINANCIAL HIGHLIGHTS

(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                      Income from Investment Operation              Less Dividends From:
                  --------------------------------------   -----------------------------------
        Net                      Net                                                                Net
        Asset                    Realized and   Total                                               Asset                Ratio of
        Value      Net           Unrealized     From         Net           Net Realized             Value                Expenses
Period  Beginning  Investment    Gain(Loss) on  Investment   Investment    Gain on       Total      End        Total     To Average
Ended   of Period  Income(Loss)  Investments    Operations   Income        Investment    Dividends  of Period  Return**  Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH FUND *
1993    $10.000    $     -       $     -        $     -      $     -       $     -       $     -    $10.000        -         -
1994     10.000      0.019        (0.952)        (0.933)      (0.019)            -        (0.019)     9.048    (9.37%)    1.11%
1995      9.048      0.007         3.135          3.142       (0.007)            -        (0.007)    12.183    34.15%     0.94%
1996     12.183      0.004         1.989          1.993       (0.004)       (0.192)       (0.196)    13.980    17.02%     0.82%
1997     13.980      0.023         3.055          3.078            -        (0.673)       (0.673)    16.385    23.09%     0.81%

                                                 BOND FUND
1988    $11.141    $ 1.053       $(0.131)       $ 0.922      $(1.053)      $     -       $(1.053)   $11.010     7.93%     0.57%
1989     11.010      1.027         0.428          1.455       (1.027)            -        (1.027)    11.438    13.07%     0.53%
1990     11.438      0.998        (0.240)         0.758       (0.998)            -        (0.998)    11.198     6.64%     0.53%
1991     11.198      0.956         0.990          1.946       (0.956)            -        (0.956)    12.188    17.21%     0.52%
1992     12.188      0.903         0.052          0.955       (0.903)            -        (0.903)    12.240     7.84%     0.52%
1993     12.240      0.758         0.703          1.461       (0.758)       (0.250)       (1.008)    12.693    12.26%     0.50%
1994     12.693      0.741        (1.233)        (0.492)      (0.741)       (0.519)       (1.260)    10.941    (4.18%)    0.50%
1995     10.941      0.803         1.306          2.109       (0.803)            -        (0.803)    12.247    18.95%     0.49%
1996     12.247      0.767        (0.481)         0.286       (0.767)            -        (0.767)    11.766     2.31%     0.51%
1997     11.766      0.785         0.310          1.095            -             -             -     12.861     9.30%     0.53%

                                                CAPITAL APPRECIATION FUND *
1993    $10.000    $     -       $     -        $     -      $     -       $     -       $     -    $10.000        -         -
1994     10.000      0.134         0.152          0.286       (0.134)            -        (0.134)    10.152     2.71%     1.18%
1995     10.152      0.116         2.764          2.880       (0.116)            -        (0.116)    12.916    28.69%     1.07%
1996     12.916      0.135         2.051          2.186       (0.135)       (0.463)       (0.598)    14.504    18.02%     0.93%
1997     14.504      0.050         3.510          3.560            -        (0.534)       (0.534)    17.530    25.29%     0.89%

                                                   EQUITY INCOME FUND *
1993    $10.000    $     -       $     -        $     -      $     -       $     -       $     -    $10.000        -         -
1994     10.000      0.258         0.335          0.593       (0.258)            -        (0.258)    10.335     5.65%     1.26%
1995     10.335      0.275         3.218          3.493       (0.275)       (0.046)       (0.321)    13.507    34.74%     1.15%
1996     13.507      0.288         2.451          2.739       (0.288)       (0.178)       (0.466)    15.780    19.81%     1.08%
1997     15.780      0.229         4.511          4.740            -        (0.402)       (0.402)    20.118    30.67%     1.02%

                                              GLOBAL ASSET ALLOCATION FUND
1988    $ 9.027    $ 0.405       $ 0.589        $ 0.994      $(0.405)      $     -       $(0.405)   $ 9.616    10.87%     1.16%
1989      9.616      0.573         1.165          1.738       (0.573)            -        (0.573)    10.781    17.91%     1.33%
1990     10.781      0.549        (0.516)         0.033       (0.549)       (0.279)       (0.828)     9.986     0.92%     1.14%
1991      9.986      0.426         1.391          1.817       (0.426)       (0.138)       (0.564)    11.239    18.43%     1.04%
1992     11.239      0.404         0.271          0.675       (0.404)       (0.306)       (0.710)    11.204     6.43%     1.07%
1993     11.204      0.362         1.522          1.884       (0.362)       (0.224)       (0.586)    12.502    17.28%     1.05%
1994     12.502      0.349        (0.702)        (0.353)      (0.349)       (0.656)       (1.005)    11.144   (1.82)%     1.06%
1995     11.144      0.412         2.247          2.659       (0.412)            -        (0.412)    13.391    23.95%     0.92%
1996     13.391      0.392         1.522          1.914       (0.392)       (0.687)       (1.079)    14.226    15.04%     1.00%
1997     14.226      0.383         2.205          2.588            -        (1.186)       (1.186)    15.628    19.47%     0.89%

                                                GROWTH AND INCOME FUND
1988    $19.640    $ 0.540       $ 0.729        $ 1.269      $(0.540)      $(2.997)      $(3.537)   $17.372     8.18%     0.54%
1989     17.372      0.793         2.859          3.652       (0.793)            -        (0.793)    20.231    20.75%     0.50%
1990     20.231      0.512        (0.539)        (0.027)      (0.512)       (1.068)       (1.580)    18.624     0.95%     0.48%
1991     18.624      0.617         5.142          5.759       (0.617)            -        (0.617)    23.766    30.61%     0.44%
1992     23.766      0.663        (0.336)         0.327       (0.663)       (0.503)       (1.166)    22.927     1.84%     0.41%
1993     22.927      0.610         2.285          2.895       (0.610)       (0.519)       (1.129)    24.693    13.12%     0.38%
1994     24.693      0.668        (0.428)         0.240       (0.668)       (0.968)       (1.636)    23.297     1.32%     0.37%
1995     23.297      0.701         7.680          8.380       (0.701)       (1.221)       (1.922)    29.756    38.81%     0.35%
1996     29.756      0.683         4.943          5.626       (0.683)       (1.589)       (2.272)    33.110    18.76%     0.36%
1997     33.110      0.649         9.331          9.980            -        (1.141)       (1.141)    41.949    30.93%     0.35%

                                                 INTERNATIONAL FUND *
1991    $10.000    $(0.030)      $ 0.047        $ 0.017      $(0.059)      $     -       $(0.059)    $9.958   (0.36)%     1.06%
1992      9.958      0.037        (0.867)        (0.830)      (0.037)            -        (0.037)     9.091   (7.93)%     1.46%
1993      9.091      0.010         3.551          3.561       (0.010)            -        (0.010)    12.642    38.90%     1.24%
1994     12.642      0.033         0.385          0.418       (0.033)            -        (0.033)    13.027     3.28%     1.24%
1995     13.027      0.069         0.892          0.961       (0.069)       (0.521)       (0.590)    13.398     8.89%     1.27%
1996     13.398      0.071         1.244          1.315       (0.071)       (0.086)       (0.157)    14.556     9.52%     1.19%
1997     14.556      0.066         0.771          0.837            -        (0.720)       (0.720)    14.673     6.00%     0.93%



              Ratio of Net
              Investment              Net Assets
              Income       Portfolio  At End        Average
Period        To Average   Turnover   of Period     Commission
Ended         Net Assets   Rate       (000's)       Rate
--------------------------------------------------------------
                      AGGRESSIVE GROWTH FUND *
1993              -             -     $      110    $     -
1994          0.21%        100.31%        60,697          -
1995          0.06%         85.82%       138,471          -
1996          0.03%         77.51%       242,609     0.0332
1997          0.16%        105.07%       342,763     0.0537

                            BOND FUND
1988          9.41%        183.79%    $   59,947    $     -
1989          9.13%        121.19%        91,152          -
1990          9.00%         76.67%       103,845          -
1991          8.32%         72.80%       139,854          -
1992          7.45%        257.27%       168,636          -
1993          6.05%        324.90%       226,150          -
1994          6.40%        213.26%       195,010          -
1995          6.90%        139.61%       250,816          -
1996          6.56%        142.19%       253,328     N/A***
1997          6.45%         56.16%       280,383     N/A***

                     CAPITAL APPRECIATION FUND *
1993              -             -     $      110    $     -
1994          1.33%        185.28%        52,904          -
1995          1.00%        195.63%       127,936          -
1996          0.99%         92.73%       267,242     0.0374
1997          0.35%        137.07%       451,036     0.0364

                        EQUITY INCOME FUND *
1993              -             -     $      110    $     -
1994          2.48%         33.40%        78,861          -
1995          2.27%         27.81%       238,771          -
1996          1.99%         22.17%       457,153     0.0292
1997          1.46%         17.81%       811,070     0.0353

                  GLOBAL ASSET ALLOCATION FUND
1988          4.36%        136.79%    $   26,885    $     -
1989          5.59%         79.11%        44,913          -
1990          5.49%         56.28%        56,088          -
1991          4.01%        101.41%        76,269          -
1992          3.70%        128.53%        95,607          -
1993          3.04%        208.55%       153,500          -
1994          3.07%        134.33%       195,697          -
1995          3.36%        146.49%       248,772          -
1996          2.93%        167.33%       316,051     0.0321
1997          2.77%        178.40%       438,090     0.0304

                   GROWTH AND INCOME FUND
1988          3.08%        179.88%    $  209,513    $     -
1989          4.06%        208.98%       295,399          -
1990          2.79%         59.47%       356,239          -
1991          2.86%         33.59%       581,297          -
1992          2.97%         74.50%       765,457          -
1993          2.58%         60.76%     1,034,105          -
1994          2.85%         76.34%     1,161,324          -
1995          2.64%         51.76%     1,833,450          -
1996          2.23%         46.70%     2,465,224     0.0459
1997          1.79%         32.09%     3,540,862     0.0428

                      INTERNATIONAL FUND *
1991         (0.30)%        25.18%    $   20,935   $     -
1992          0.39%         22.86%        45,627         -
1993          0.09%         61.44%       161,470         -
1994          0.25%         52.78%       316,350         -
1995          0.59%         63.15%       358,391         -
1996          0.51%         68.67%       440,375    0.0196
1997          0.44%         77.58%       466,229    0.0239

(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                      Income from Investment Operation              Less Dividends From:
                  --------------------------------------   -----------------------------------
        Net                      Net                                                                Net
        Asset                    Realized and   Total                                               Asset                Ratio of
        Value      Net           Unrealized     From         Net           Net Realized             Value                Expenses
Period  Beginning  Investment    Gain(Loss) on  Investment   Investment    Gain on       Total      End        Total     To Average
Ended   of Period  Income(Loss)  Investments    Operations   Income        Investment    Dividends  of Period  Return**  Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                 MANAGED FUND
1988    $12.283    $0.666        $ 0.352        $ 1.018      $(0.666)      $(1.108)      $(1.774)   $11.527      9.00%   0.55%
1989     11.527     0.798          1.186          1.984       (0.798)            -        (0.798)    12.713     16.97%   0.52%
1990     12.713     0.705         (0.334)         0.371       (0.705)       (0.438)       (1.143)    11.941      3.50%   0.52%
1991     11.941     0.710          1.906          2.616       (0.710)            -        (0.710)    13.847     21.66%   0.50%
1992     13.847     0.653         (0.158)         0.495       (0.653)       (0.036)       (0.689)    13.653      3.66%   0.49%
1993     13.653     0.584          0.908          1.492       (0.584)       (0.409)       (0.993)    14.152     11.53%   0.45%
1994     14.152     0.628         (0.814)        (0.186)      (0.628)       (0.555)       (1.183)    12.783    (1.84)%   0.44%
1995     12.783     0.623          3.132          3.755       (0.623)       (0.020)       (0.643)    15.895     29.29%   0.43%
1996     15.895     0.628          1.291          1.919       (0.628)       (0.920)       (1.548)    16.266     12.05%   0.43%
1997     16.266     0.661          2.811          3.472            -        (0.434)       (0.434)    19.304     21.82%   0.42%

                                                 MONEY MARKET FUND
1988    $10.000    $0.744        $     -        $ 0.744      $(0.744)            -       $(0.744)   $10.000      7.21%   0.55%
1989     10.000     0.909              -          0.909       (0.909)            -        (0.909)    10.000      9.09%   0.54%
1990     10.000     0.802              -          0.802       (0.802)            -        (0.802)    10.000      7.94%   0.53%
1991     10.000     0.571              -          0.571       (0.571)            -        (0.571)    10.000      5.79%   0.53%
1992     10.000     0.354              -          0.354       (0.354)            -        (0.354)    10.000      3.48%   0.53%
1993     10.000     0.276              -          0.276       (0.276)            -        (0.276)    10.000      2.76%   0.50%
1994     10.000     0.381              -          0.381       (0.381)            -        (0.381)    10.000      3.82%   0.52%
1995     10.000     0.570              -          0.570       (0.570)            -        (0.570)    10.000      5.67%   0.52%
1996     10.000     0.505              -          0.505       (0.505)            -        (0.505)    10.000      5.07%   0.57%
1997     10.000     0.501              -          0.501       (0.501)            -        (0.501)    10.000      5.13%   0.59%

                                                SOCIAL AWARENESS FUND *
1988    $10.000    $0.032        $ 0.454        $ 0.486      $(0.032)       $    -       $(0.032)   $10.454      4.89%   1.64%
1989     10.454     0.309          2.920          3.229       (0.309)      $(0.024)       (0.333)    13.350     31.18%   0.99%
1990     13.350     0.289         (0.989)        (0.700)      (0.289)       (0.154)       (0.443)    12.207    (4.30)%   0.65%
1991     12.207     0.348          4.242          4.590       (0.348)            -        (0.348)    16.449     37.22%   0.56%
1992     16.449     0.399          0.179          0.578       (0.399)       (0.051)       (0.450)    16.577      3.60%   0.55%
1993     16.577     0.326          1.792          2.118       (0.326)       (0.454)       (0.780)    17.915     13.56%   0.51%
1994     17.915     0.377         (0.461)        (0.084)      (0.377)       (0.812)       (1.189)    16.642      0.19%   0.53%
1995     16.642     0.432          6.491          6.923       (0.432)       (0.543)       (0.975)    22.590     42.83%   0.50%
1996     22.590     0.389          5.748          6.137       (0.389)       (1.022)       (1.411)    27.316     28.94%   0.46%
1997     27.316     0.364          9.4471         9.811            -        (1.470)       (1.470)    35.657     37.53%   0.41%

                                                SPECIAL OPPORTUNITIES FUND
1988    $17.933    $0.060        $ 0.327        $ 0.387      $(0.060)      $(2.659)      $(2.719)   $15.601      3.88%   0.59%
1989     15.601     0.276          4.904          5.180       (0.276)            -        (0.276)    20.505     32.90%   0.55%
1990     20.505     0.236         (1.931)        (1.695)      (0.236)       (1.208)       (1.444)    17.366    (7.42)%   0.55%
1991     17.366     0.323          7.195          7.518       (0.323)            -        (0.323)    24.561     42.83%   0.53%
1992     24.561     0.546          1.106          1.652       (0.546)       (0.955)       (1.501)    24.712      7.28%   0.53%
1993     24.712     0.530          2.703          3.233       (0.530)       (2.937)       (3.467)    24.478     18.42%   0.49%
1994     24.478     0.565         (0.942)        (0.377)      (0.565)       (1.372)       (1.937)    22.164    (1.00)%   0.48%
1995     22.164     0.616          6.131          6.747       (0.616)       (0.912)       (1.528)    27.383     31.86%   0.45%
1996     27.383     0.548          3.867          4.414       (0.548)       (1.827)        2.374     29.423     16.51%   0.44%
1997     29.423     0.477          7.293          7.770            -        (2.137)       (2.137)    35.056     28.15%   0.42%



              Ratio of Net
              Investment              Net Assets
              Income       Portfolio  At End          Average
Period        To Average   Turnover   of Period       Commission
Ended         Net Assets   Rate       (000's)         Rate
----------------------------------------------------------------
                            MANAGED FUND
1988          5.71%        166.57%    $  140,135      $     -
1989          6.47%        158.73%       182,576            -
1990          5.96%         93.38%       204,310            -
1991          5.53%         22.70%       276,899            -
1992          4.86%        226.66%       343,439            -
1993          4.24%        235.59%       445,040            -
1994          4.45%        160.79%       442,140            -
1995          4.37%        112.52%       589,165            -
1996          4.05%        108.86%       675,740       0.0441
1997          3.77%         53.40%       850,646       0.0393

                         MONEY MARKET FUND
1988          7.21%             -     $   59,160      $     -
1989          9.09%             -         88,551            -
1990          7.94%             -        102,399            -
1991          5.79%             -        149,555            -
1992          3.48%             -         92,472            -
1993          2.76%             -         81,042            -
1994          3.82%             -         77,177            -
1995          5.67%             -         75,319            -
1996          5.07%             -         90,358       N/A***
1997          5.01%             -         89,227       N/A***

                       SOCIAL AWARENESS FUND *
1988          0.30%         10.07%    $    2,067      $     -
1989          2.43%         63.37%         9,565            -
1990          2.34%         29.39%        24,674            -
1991          2.33%         45.00%        52,959            -
1992          2.50%         84.32%        89,669            -
1993          1.90%         84.43%       137,606            -
1994          2.22%         64.97%       163,514            -
1995          2.21%         54.02%       297,983            -
1996          1.58%         45.90%       636,595       0.0440
1997          1.37%         34.84%     1,255,494       0.0421

                 SPECIAL OPPORTUNITIES FUND
1988          0.39%         73.91%    $   63,982      $     -
1989          1.50%         92.56%        75,245            -
1990          1.33%         37.50%        83,762            -
1991          1.49%        111.60%       132,753            -
1992          2.35%        128.49%       189,867            -
1993          2.29%         74.11%       273,998            -
1994          2.49%         74.63%       318,417            -
1995          2.39%         90.12%       505,755            -
1996          2.00%         88.17%       648,592       0.0429
1997          1.57%         73.74%       872,822       0.0396


  * The per share data, total return, ratios and portfolio turnover are calculated for the period from commencement of investment activity on May 2, 1988 through December 31, 1988 for the Social Awareness Fund, May 1, 1991 through December 31, 1991 for the International Fund, May 1, 1994 through December 31, 1994 for the Equity Income, Capital Appreciation and Aggressive Growth Funds. Accordingly, the total return, ratios, and portfolio turnover have NOT been calculated on an annualized basis.

 ** Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares in which Separate Account C, D, G, and K may invest. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

*** The average commission rate is calculated on funds holding equity securities. These funds do not hold equity securities; thus, an average commission rate has not been calculated.

REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDER AND BOARD OF DIRECTORS OF LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC., LINCOLN NATIONAL BOND FUND, INC., LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC., LINCOLN NATIONAL EQUITY-INCOME FUND, INC., LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC., LINCOLN NATIONAL GROWTH AND INCOME FUND, INC., LINCOLN NATIONAL INTERNATIONAL FUND, INC., LINCOLN NATIONAL MANAGED FUND, INC., LINCOLN NATIONAL MONEY MARKET FUND, INC., LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC., AND LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

We have audited the accompanying statements of net assets of Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund (the "Funds") as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                      Ernst & Young, LLP


Philadelphia, Pennsylvania
February 4, 1998